Registration No. 333-17665
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


                       POST-EFFECTIVE AMENDMENT NO. 17 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

     SEPARATE ACCOUNT FP
             of
      AXA EQUITABLE LIFE                       Christopher M. Condron,
       INSURANCE COMPANY                       Chief Executive Officer
    (Exact Name of Trust)                         AXA Equitable Life
      AXA EQUITABLE LIFE                           Insurance Company
       INSURANCE COMPANY                     1290 Avenue of the Americas
   (Exact Name of Depositor)                   New York, New York 10104
  1290 Avenue of the Americas          (Name and Address of Agent for Service)
   New York, New York 10104
(Address of Depositor's Principal
     Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

              DODIE KENT
         Vice President and                         with a copy to:
       Associate General Counsel              Christopher E. Palmer, Esq.
          AXA Equitable Life                     Goodwin Procter LLP
           Insurance Company                   901 New York Avenue, N.W.
      1290 Avenue of the Americas              Washington, D.C. 20001
       New York, New York 10104

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____  immediately upon filing pursuant to paragraph (b) of Rule 485

__X__  on April 30, 2008 pursuant to paragraph (b) of Rule 485

_____  60 days after filing pursuant to paragraph (a) of Rule 485

_____  on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE


This Post Effective Amendment No. 17 ("PEA") to the Form S-6 Registration Statement No. 333-17665 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Incentive Life(SM) 2000 prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(SM) 2000 prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)

PROSPECTUS SUPPLEMENT DATED MAY 1, 2008

--------------------------------------------------------------------------------



This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(+)

(1)    ABOUT THE PORTFOLIOS OF THE TRUSTS.



The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. Please see "Investment Portfolios" later in this supplement for information regarding fees and expenses.

PORTFOLIOS OF THE TRUSTS



-------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective
-------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
-------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY
-------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                applicable)
-------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
-------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY                       o ClearBridge Advisors, LLC
                              o Legg Mason Capital Management, Inc.
                              o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        o BlackRock Financial Management, Inc.
                              o Pacific Investment Management Company LLC
-------------------------------------------------------------------------------------------



----------

(+) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


              Copyright 2008 AXA Equitable Life Insurance Company
                              All rights reserved.
                                                                   x01937/AGENCY

-------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name               Objective
-------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE     Long-term growth of capital.
-------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD      High total return through a combination of current income
                             and capital appreciation.
-------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Long-term growth of capital.
 EQUITY
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.
 CORE EQUITY
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.
 VALUE
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Long-term growth of capital.
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.
 VALUE
-------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.
 COMMON STOCK
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve high current income consistent with
 INTERMEDIATE GOVERNMENT     relative stability of principal.
 SECURITIES
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.
 INTERNATIONAL
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
AXA Premier VIP Trust        Investment Manager (or Sub-Adviser(s), as
Portfolio Name               applicable)
-------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE     o Invesco Aim Capital Management, Inc.
                             o RCM Capital Management LLC
                             o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD      o Pacific Investment Management Company LLC
                             o Post Advisory Group, LLC
-------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   o AllianceBernstein L.P.
 EQUITY
                             o JPMorgan Investment Management Inc.
                             o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o AllianceBernstein L.P.
 CORE EQUITY                 o Janus Capital Management LLC
                             o Thornburg Investment Management, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o RCM Capital Management LLC
 GROWTH                      o TCW Investment Management Company
                             o T. Rowe Price Associates, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o AllianceBernstein L.P.
 VALUE                       o Institutional Capital LLC
                             o MFS Investment Management
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         o AllianceBernstein L.P.
 GROWTH                      o Franklin Advisers, Inc.
                             o Provident Investment Counsel, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   o AXA Rosenberg Investment Management LLC
                             o TCW Investment Management Company
                             o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o Eagle Asset Management, Inc.
 GROWTH                      o Wells Capital Management Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o Franklin Advisory Services, LLC
 VALUE                       o Lazard Asset Management LLC
-------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      o Firsthand Capital Management, Inc.
                             o RCM Capital Management LLC
                             o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust            Investment Manager (or Sub-Adviser(s), as
Portfolio Name               applicable)
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         o AllianceBernstein L.P.
 COMMON STOCK
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         o AllianceBernstein L.P.
 INTERMEDIATE GOVERNMENT
 SECURITIES
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         o AllianceBernstein L.P.
 INTERNATIONAL
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust
-------------------------------------------------------------------------------------------
Portfolio Name                   Objective
EQ/ALLIANCEBERNSTEIN LARGE      Seeks to achieve long-term growth of capital.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY    Seeks to achieve high current income consistent with
 BOND                           moderate risk to capital.
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE      Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE          Seeks to increase value through bull markets and bear
 LONG/SHORT EQUITY              markets using strategies that are designed to limit
                                exposure to general equity market risk.
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,
 EQUITY                         income.
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth of
 VALUE                          income, accompanied by growth of capital.
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and income to
 INCOME                         achieve an above-average and consistent total return.
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.
 RESEARCH
-------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.
 YIELD BOND
-------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Seeks to achieve a total return before expenses that
                                approximates the total return performance of the S&P 500
                                Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
-------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL      Seeks to achieve capital growth and current income.
 BOND
-------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA              Seeks to achieve long-term capital growth.
-------------------------------------------------------------------------------------------
EQ/FI MID CAP                   Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            Seeks to achieve capital appreciation.
 ACQUISITIONS
-------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Seeks to maximize capital appreciation.
 VALUE
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS(1)   Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH         Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust               Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  applicable)
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE      o AllianceBernstein L.P.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY    o AllianceBernstein L.P.
 BOND
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      o AllianceBernstein L.P.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE      o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        o Ariel Capital Management, LLC
-------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE          o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        o BlackRock Investment Management, LLC
 EQUITY
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      o BlackRock Investment Management
 VALUE                            International Limited
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       o Boston Advisors, LLC
 INCOME
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                    o Bridgeway Capital Management, Inc.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      o Capital Guardian Trust Company
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             o Capital Guardian Trust Company
 RESEARCH
-------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          o Caywood-Scholl Capital Management
 YIELD BOND
-------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL      o Evergreen Investment Management Company
 BOND                           o First International Advisors, LLC (dba
                                  "Evergreen International")
-------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA              o Evergreen Investment Management Company, LLC
-------------------------------------------------------------------------------------------
EQ/FI MID CAP                   o Fidelity Management & Research Company
-------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            o GAMCO Asset Management Inc.
 ACQUISITIONS
-------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          o GAMCO Asset Management Inc.
 VALUE
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS(1)   o AXA Equitable
                                o Mellon Capital Management Corporation
                                o Wentworth Hauser and Violich, Inc.
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH         o MFS Investment Management
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with
                               moderate risk to capital and maintenance of liquidity.
-------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
-------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS(2)      Seeks to achieve long-term growth of capital with a
                               secondary objective to seek reasonable current income.
                               For purposes of this Portfolio, the words "reasonable
                               current income" mean moderate income.
-------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS(3)    Seeks to provide long-term capital growth.
-------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of
 INCOME                        income without excessive fluctuation in market value.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of
 CORE                          income with reasonable risk.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS(4)       Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.
-------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
-------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with
                               preservation of real capital and prudent investment
                               management.
-------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility of principal.
-------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
-------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and
 STOCK                         secondarily, income.
-------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation with income as a secondary consideration.
-------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Seeks to achieve capital growth and income.
-------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks to achieve long-term capital appreciation.
 MARKETS EQUITY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 applicable)
-------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
-------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS(2)      o AXA Equitable
                               o Institutional Capital LLC
                               o Mellon Capital Management Corporation
-------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS(3)    o AXA Equitable
                               o Marsico Capital Management, LLC
                               o Mellon Capital Management Corporation
-------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
-------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
-------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS(4)       o AXA Equitable
                               o Mellon Capital Management Corporation
                               o Wellington Management Company LLP
-------------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
-------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
-------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company, LLC
-------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o BlackRock Financial Management, Inc.
-------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        o T. Rowe Price Associates, Inc.
 STOCK
-------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       o UBS Global Asset Management (Americas) Inc.
-------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         o Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                          applicable)
-------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                    o Morgan Stanley Investment Management Inc.
 GROWTH
-------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and   o Morgan Stanley Investment Management Inc.
                            long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------



----------

(1) Formerly named "MarketPLUS International Core," effective on or about May 1, 2008.
(2) Formerly named "MarketPLUS Large Cap Core," effective on or about May 1,
    2008.
(3) Formerly named "MarketPLUS Large Cap Growth," effective on or about May 1, 2008.
(4) Formerly named "MarketPLUS Mid Cap Value," effective on or about May 1,
    2008.

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.


(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.





-------------------------------------------------------------------------------------------
                                             Management                        Other
 Portfolio Name                               Fees(1)      12b-1 Fees(2)     Expenses(3)
-------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     0.10%           --             0.17%
-------------------------------------------------------------------------------------------
AXA Conservative Allocation                   0.10%           --             0.21%
-------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation              0.10%           --             0.19%
-------------------------------------------------------------------------------------------
AXA Moderate Allocation                       0.10%           --             0.17%
-------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                  0.10%           --             0.17%
-------------------------------------------------------------------------------------------
Multimanager Aggressive Equity                0.60%           --             0.19%
-------------------------------------------------------------------------------------------
Multimanager Core Bond                        0.58%         0.25%            0.18%
-------------------------------------------------------------------------------------------
Multimanager Health Care                      1.20%         0.25%            0.23%
-------------------------------------------------------------------------------------------
Multimanager High Yield                       0.57%           --             0.19%
-------------------------------------------------------------------------------------------
Multimanager International Equity             1.00%         0.25%            0.23%
-------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity            0.89%         0.25%            0.21%
-------------------------------------------------------------------------------------------
Multimanager Large Cap Growth                 0.90%         0.25%            0.22%
-------------------------------------------------------------------------------------------
Multimanager Large Cap Value                  0.87%         0.25%            0.20%
-------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth                   1.10%         0.25%            0.20%
-------------------------------------------------------------------------------------------
Multimanager Mid Cap Value                    1.09%         0.25%            0.20%
-------------------------------------------------------------------------------------------
Multimanager Small Cap Growth                 1.05%         0.25%            0.27%
-------------------------------------------------------------------------------------------
Multimanager Small Cap Value                  1.03%         0.25%            0.18%
-------------------------------------------------------------------------------------------
Multimanager Technology                       1.20%         0.25%            0.22%
-------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             0.47%           --             0.13%
-------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government
  Securities                                  0.50%           --             0.13%
-------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                   Acquired           Total
                                                  Fund Fees          Annual        Fee Waivers    Net Annual
                                                     and            Expenses         and/or        Expenses
                                                  Expenses          (Before          Expense        (After
                                                 (underlying        Expense        Reimburse-      Expense
 Portfolio Name                                Portfolios)(4)   Limitations)(5)     ments(6)     Limitations)
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     0.92%            1.19%             (0.17)%        1.02%
---------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                   0.69%            1.00%             (0.21)%        0.79%
---------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation              0.76%            1.05%             (0.19)%        0.86%
---------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                       0.82%            1.09%             (0.17)%        0.92%
---------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                  0.86%            1.13%             (0.17)%        0.96%
---------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity                  --             0.79%                --          0.79%
---------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond                          --             1.01%             (0.01)%        1.00%
---------------------------------------------------------------------------------------------------------------------
Multimanager Health Care                        --             1.68%              0.00%         1.68%
---------------------------------------------------------------------------------------------------------------------
Multimanager High Yield                         --             0.76%                --          0.76%
---------------------------------------------------------------------------------------------------------------------
Multimanager International Equity               --             1.48%              0.00%         1.48%
---------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity              --             1.35%              0.00%         1.35%
---------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth                   --             1.37%             (0.02)%        1.35%
---------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value                    --             1.32%              0.00%         1.32%
---------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth                     --             1.55%              0.00%         1.55%
---------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value                      --             1.54%              0.00%         1.54%
---------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth                   --             1.57%             (0.02)%        1.55%
---------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value                    --             1.46%              0.00%         1.46%
---------------------------------------------------------------------------------------------------------------------
Multimanager Technology                       0.01%            1.68%              0.00%         1.68%
---------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               --             0.60%                --          0.60%
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government
  Securities                                    --             0.63%                --          0.63%
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                           Management                      Other
 Portfolio Name                             Fees(1)      12b-1 Fees(2)   Expenses(3)
----------------------------------------------------------------------------------------
EQ/AllianceBernstein International         0.71%           --             0.18%
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth      0.90%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond          0.50%           --             0.14%
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth      0.74%           --             0.13%
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                 0.59%           --             0.12%
----------------------------------------------------------------------------------------
EQ/Ariel Appreciation II                   0.75%           --             0.26%
----------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity   1.40%         0.25%            1.91%
----------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity            0.55%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/BlackRock International Value           0.81%         0.25%            0.19%
----------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income           0.75%           --             0.14%
----------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible            0.65%         0.25%            0.23%
----------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                 0.65%         0.25%            0.14%
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research               0.63%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond          0.60%         0.25%            0.16%
----------------------------------------------------------------------------------------
EQ/Equity 500 Index                        0.25%           --             0.13%
----------------------------------------------------------------------------------------
EQ/Evergreen International Bond            0.70%           --             0.17%
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                         0.65%         0.25%            0.25%
----------------------------------------------------------------------------------------
EQ/FI Mid Cap                              0.68%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions          0.90%         0.25%            0.19%
----------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value               0.76%         0.25%            0.12%
----------------------------------------------------------------------------------------
EQ/International Core PLUS                 0.60%         0.25%            0.30%
----------------------------------------------------------------------------------------
EQ/International Growth                    0.85%         0.25%            0.27%
----------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                      0.43%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities            0.60%         0.25%            0.14%
----------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS                     0.50%         0.25%            0.25%
----------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS                   0.50%         0.25%            0.24%
----------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                 0.65%           --             0.17%
----------------------------------------------------------------------------------------
EQ/Long Term Bond                          0.40%           --             0.13%
----------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income           0.65%           --             0.16%
----------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core              0.65%           --             0.21%
----------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value               0.70%           --             0.15%
----------------------------------------------------------------------------------------
EQ/Marsico Focus                           0.85%         0.25%            0.13%
----------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                      0.55%         0.25%            0.24%
----------------------------------------------------------------------------------------
EQ/Money Market                            0.32%           --             0.13%
----------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                0.75%           --             0.15%
----------------------------------------------------------------------------------------
EQ/PIMCO Real Return                       0.55%         0.25%            0.14%
----------------------------------------------------------------------------------------
EQ/Short Duration Bond                     0.43%           --             0.15%
----------------------------------------------------------------------------------------
EQ/Small Company Index                     0.25%           --             0.14%
----------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock              0.79%         0.25%            0.14%
----------------------------------------------------------------------------------------
EQ/UBS Growth and Income                   0.75%         0.25%            0.16%
----------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                     0.65%           --             0.15%
----------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity      1.11%         0.25%            0.28%
----------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth               0.70%           --             0.15%
----------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate                  0.90%           --             0.21%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                Acquired           Total
                                               Fund Fees          Annual        Fee Waivers    Net Annual
                                                  and            Expenses         and/or        Expenses
                                               Expenses          (Before          Expense        (After
                                              (underlying        Expense        Reimburse-      Expense
 Portfolio Name                             Portfolios)(4)   Limitations)(5)     ments(6)     Limitations)
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International           --             0.89%             (0.04)%        0.85%
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth        --             1.28%             (0.23)%        1.05%
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond            --             0.64%                --          0.64%
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth        --             0.87%                --          0.87%
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                   --             0.71%             (0.01)%        0.70%
----------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II                     --             1.01%             (0.11)%        0.90%
----------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity     --             3.56%              0.00%         3.56%
----------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity              --             0.93%              0.00%         0.93%
----------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value             --             1.25%              0.00%         1.25%
----------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income             --             0.89%             (0.09)%        0.80%
----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible              --             1.13%             (0.08)%        1.05%
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                 0.01%            1.05%             (0.09)%        0.96%
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                 --             1.01%             (0.06)%        0.95%
----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond            --             1.01%             (0.01)%        1.00%
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                          --             0.38%                --          0.38%
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond              --             0.87%              0.00%         0.87%
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                           --             1.15%              0.00%         1.15%
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                --             1.06%             (0.06)%        1.00%
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions            --             1.34%              0.00%         1.34%
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                 --             1.13%              0.00%         1.13%
----------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS                 0.04%            1.19%             (0.05)%        1.14%
----------------------------------------------------------------------------------------------------------------
EQ/International Growth                      --             1.37%              0.00%         1.37%
----------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                        --             0.81%              0.00%         0.81%
----------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities              --             0.99%             (0.04)%        0.95%
----------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS                     0.02%            1.02%             (0.05)%        0.97%
----------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS                   0.02%            1.01%             (0.04)%        0.97%
----------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                   --             0.82%             (0.07)%        0.75%
----------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                            --             0.53%              0.00%         0.53%
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income             --             0.81%             (0.06)%        0.75%
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                --             0.86%             (0.11)%        0.75%
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                 --             0.85%             (0.05)%        0.80%
----------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                             --             1.23%             (0.08)%        1.15%
----------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                      0.02%            1.06%             (0.04)%        1.02%
----------------------------------------------------------------------------------------------------------------
EQ/Money Market                              --             0.45%                --          0.45%
----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                  --             0.90%              0.00%         0.90%
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                         --             0.94%             (0.04)%        0.90%
----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                       --             0.58%              0.00%         0.58%
----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                       --             0.39%              0.00%         0.39%
----------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock                --             1.18%             (0.03)%        1.15%
----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                     --             1.16%             (0.11)%        1.05%
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                       --             0.80%             (0.05)%        0.75%
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity        --             1.64%              0.00%         1.64%
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                 --             0.85%             (0.05)%        0.80%
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate                    --             1.11%             (0.10)%        1.01%
----------------------------------------------------------------------------------------------------------------



(1) The Management fees shown reflect revised management fees, effective May 1, 2008, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policy. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.


(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.



(4) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(5) Total Annual Expenses shown are based, in part, on estimated expense amounts for options added during the fiscal year 2007 and for the underlying portfolios.



(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:





------------------------------------------------------
Portfolio Name
------------------------------------------------------
   Multimanager Aggressive Equity          0.72%
------------------------------------------------------
   Multimanager Health Care                1.67%
------------------------------------------------------
   Multimanager Large Cap Core Equity      1.34%
------------------------------------------------------
   Multimanager Large Cap Growth           1.29%
------------------------------------------------------
   Multimanager Large Cap Value            1.26%
------------------------------------------------------
   Multimanager Mid Cap Growth             1.52%
------------------------------------------------------
   Multimanager Mid Cap Value              1.53%
------------------------------------------------------
   Multimanager Small Cap Growth           1.35%
------------------------------------------------------
   Multimanager Small Cap Value            1.45%
------------------------------------------------------
   Multimanager Technology                 1.67%
------------------------------------------------------
   EQ/AllianceBernstein Common Stock       0.59%
------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   1.03%
------------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   0.86%
------------------------------------------------------
   EQ/AllianceBernstein Value              0.62%
------------------------------------------------------
   EQ/Ariel Appreciation II                0.84%
------------------------------------------------------
   EQ/BlackRock Basic Value Equity         0.92%
------------------------------------------------------
   EQ/Evergreen Omega                      1.12%
------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.33%
------------------------------------------------------
   EQ/GAMCO Small Company Value            1.10%
------------------------------------------------------
   EQ/International Core PLUS              1.05%
------------------------------------------------------
   EQ/Large Cap Core PLUS                  0.83%
------------------------------------------------------
   EQ/Large Cap Growth PLUS                0.82%
------------------------------------------------------
   EQ/Legg Mason Value Equity              0.72%
------------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.73%
------------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.74%
------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            0.79%
------------------------------------------------------
   EQ/Mid Cap Value PLUS                   0.81%
------------------------------------------------------
   EQ/Montag & Caldwell Growth             0.88%
------------------------------------------------------
   EQ/T. Rowe Price Growth Stock           0.87%
------------------------------------------------------
   EQ/UBS Growth and Income                1.04%
------------------------------------------------------
   EQ/Van Kampen Comstock                  0.74%
------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            0.79%
------------------------------------------------------



(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 By mail:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 By express delivery only:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 By toll-free phone:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 By e-mail:
--------------------------------------------------------------------------------
life-service@axa-equitable.com



--------------------------------------------------------------------------------
 By fax:
--------------------------------------------------------------------------------

1-704-540-9714



--------------------------------------------------------------------------------
 By Internet:
--------------------------------------------------------------------------------
Visit our Website at www.AXA-Equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                                 ----------------
REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2) request for our asset rebalancing service; and

(3) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through AXA-Equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2008, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2008), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2008, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us policy owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. Special rules apply to insurance company owners of policies which may be more restrictive.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $2 million in 2006 through 2008 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $12,000 for 2008 (this amount is indexed annually for inflation) or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

POSSIBILITY OF FUTURE TAX CHANGES -- FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES.
 IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


(9)    MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(10) COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the individual characteristics of the insured(s) and the policy year.

For all variable life policies except Survivorship 2000, lower non-tobacco user rates are available for ages 18 or 20 (depending on your product) and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th or 20th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by the policy anniversary date nearest the insured's 18th or 20th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

For all variable life policies, you may generally ask us to review the tobacco habits of an insured person(s) attained age 18 or 20 (depending on your product) or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

After the first policy year, you may generally request us to review your rating to see if the insured(s) qualifes for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Possibility of future tax changes -- Future (2009 or Later) increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this supplement.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

(11)    FINANCIAL STATEMENTS.

The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this prospectus supplement in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

The financial statements of AXA Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.


(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007...................A-3
   Statements of Operations for the Year Ended December 31, 2007............A-24
Statements of Changes in Net Assets for the Years Ended December 31, 2007
    and 2006................................................................A-35
   Notes to Financial Statements............................................A-60


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006...................F-4
Consolidated Statements of Earnings, Years Ended December 31, 2007, 2006
    and 2005.................................................................F-5
Consolidated Statements of Shareholder's Equity and Comprehensive Income,
Years Ended December 31, 2007, 2006
    and 2005.................................................................F-6
Consolidated Statements of Cash Flows, Years Ended December 31, 2007, 2006
    and 2005.................................................................F-7
     Notes to Consolidated Financial Statements..............................F-9

           REPEORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                          AXA Aggressive  AXA Conservative AXA Conservative-Plus
                                                            Allocation       Allocation         Allocation
                                                         ---------------  ---------------  ---------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    98,142,186  $    10,472,481  $          12,907,983
Receivable for The Trusts shares sold .................               --              424                     --
Receivable for policy-related transactions ............               --               --                  3,693
                                                         ---------------  ---------------  ---------------------
  Total assets ........................................       98,142,186       10,472,905             12,911,676
                                                         ---------------  ---------------  ---------------------
Liabilities:
Payable for The Trusts shares purchased ...............           54,221               --                  2,232
Payable for policy-related transactions ...............           38,098              421                     --
                                                         ---------------  ---------------  ---------------------
  Total liabilities ...................................           92,319              421                  2,232
                                                         ---------------  ---------------  ---------------------
Net Assets ............................................  $    98,049,867  $    10,472,484  $          12,909,444
                                                         ===============  ===============  =====================
Net Assets:
Accumulation Units ....................................       97,768,275       10,469,620             12,905,021
Accumulation nonunitized ..............................               --               --                     --
Retained by AXA Equitable in Separate Account FP ......          281,592            2,864                  4,423
                                                         ---------------  ---------------  ---------------------
Total net assets ......................................  $    98,049,867  $    10,472,484  $          12,909,444
                                                         ===============  ===============  =====================
Investments in shares of The Trusts, at cost ..........  $    98,749,615  $    10,642,789  $          13,105,240
The Trusts shares held
 Class A ..............................................        5,132,706          826,989                944,090
 Class B ..............................................        1,552,837          133,672                169,541

                                                              AXA Moderate         AXA Moderate-Plus      EQ/AllianceBernstein
                                                               Allocation              Allocation             Common Stock
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $        1,489,594,465  $          261,201,578  $        2,345,459,965
Receivable for The Trusts shares sold .................                 324,031                      --                 883,214
Receivable for policy-related transactions ............                      --                 346,744                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................           1,489,918,496             261,548,322           2,346,343,179
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                 315,211                      --
Payable for policy-related transactions ...............               1,038,709                      --               1,282,731
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................               1,038,709                 315,211               1,282,731
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $        1,488,879,787  $          261,233,111  $        2,345,060,448
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................           1,483,913,921             261,181,420           2,337,236,914
Accumulation nonunitized ..............................               3,383,712                      --               6,153,750
Retained by AXA Equitable in Separate Account FP ......               1,582,154                  51,691               1,669,784
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $        1,488,879,787  $          261,233,111  $        2,345,060,448
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $        1,236,815,491  $          258,222,357  $        2,253,584,263
The Trusts shares held
 Class A ..............................................              81,413,779              13,953,877             105,069,996
 Class B ..............................................               5,724,163               4,773,758              10,713,119


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government
                                                               Securities
                                                         ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          144,264,334
Receivable for The Trusts shares sold .................                 708,709
Receivable for policy-related transactions ............                      --
                                                         ----------------------
  Total assets ........................................             144,973,043
                                                         ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --
Payable for policy-related transactions ...............               1,239,256
                                                         ----------------------
  Total liabilities ...................................               1,239,256
                                                         ----------------------
Net Assets ............................................  $          143,733,787
                                                         ======================
Net Assets:
Accumulation Units ....................................             143,089,505
Accumulation nonunitized ..............................                 193,582
Retained by AXA Equitable in Separate Account FP ......                 450,700
                                                         ----------------------
Total net assets ......................................  $          143,733,787
                                                         ======================
Investments in shares of The Trusts, at cost ..........  $          145,622,593
The Trusts shares held
 Class A ..............................................              11,420,952
 Class B ..............................................               3,179,379

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                  EQ/AllianceBernstein
                                                          EQ/AllianceBernstein          Large Cap
                                                              International              Growth
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          862,791,291  $          118,476,126
Receivable for The Trusts shares sold .................                  66,195                  56,625
Receivable for policy-related transactions ............                      --                      --
                                                         ----------------------  ----------------------
  Total assets ........................................             862,857,486             118,532,751
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --
Payable for policy-related transactions ...............                   8,195                  61,791
                                                         ----------------------  ----------------------
  Total liabilities ...................................                   8,195                  61,791
                                                         ----------------------  ----------------------
Net Assets ............................................  $          862,849,291  $          118,470,960
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................             860,430,203             118,415,459
Accumulation nonunitized ..............................                 833,494                      --
Retained by AXA Equitable in Separate Account FP ......               1,585,594                  55,501
                                                         ----------------------  ----------------------
Total net assets ......................................  $          862,849,291  $          118,470,960
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          587,059,327  $           95,192,168
The Trusts shares held
 Class A ..............................................              52,585,023                 831,686
 Class B ..............................................               7,137,927              12,680,372


                                                                                  EQ/AllianceBernstein
                                                          EQ/AllianceBernstein          Small Cap         EQ/AllianceBernstein
                                                              Quality Bond               Growth                  Value
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          131,890,338  $          250,718,900  $          775,088,062
Receivable for The Trusts shares sold .................                      --                 796,985               1,227,496
Receivable for policy-related transactions ............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             131,890,338             251,515,885             776,315,558
                                                         ----------------------  ----------------------  ----------------------
Liabilities:

Payable for The Trusts shares purchased ...............                  13,298                      --                      --
Payable for policy-related transactions ...............                  24,103                 829,706               1,509,939
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  37,401                 829,706               1,509,939
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          131,852,937  $          250,686,179  $          774,805,619
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             131,672,528             250,618,334             773,627,688
Accumulation nonunitized ..............................                 123,573                      --                 318,101
Retained by AXA Equitable in Separate Account FP ......                  56,836                  67,845                 859,830
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          131,852,937  $          250,686,179  $          774,805,619
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          134,108,233  $          216,272,681  $          808,262,782
The Trusts shares held

 Class A ..............................................              10,172,422              11,175,015              40,683,113
 Class B ..............................................               3,111,278               4,265,309              13,657,427


                                                                                          EQ/AXA
                                                                                      Rosenberg VIT
                                                                 EQ/Ariel              Value Long/
                                                             Appreciation II          Short Equity
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $              704,228  $           16,080,733
Receivable for The Trusts shares sold .................                      --                      --
Receivable for policy-related transactions ............                     159                 126,351
                                                         ----------------------  ----------------------
  Total assets ........................................                 704,387              16,207,084
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                     151                 109,405
Payable for policy-related transactions ...............                      --                      --
                                                         ----------------------  ----------------------
  Total liabilities ...................................                     151                 109,405
                                                         ----------------------  ----------------------
Net Assets ............................................  $              704,236  $           16,097,679
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................                 704,236              15,725,436
Accumulation nonunitized ..............................                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                 372,243
                                                         ----------------------  ----------------------
Total net assets ......................................  $              704,236  $           16,097,679
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $              766,041  $           16,164,771
The Trusts shares held
 Class A ..............................................                  42,173                   9,471
 Class B ..............................................                  22,221               1,490,597

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              EQ/BlackRock           EQ/BlackRock
                                                               Basic Value           International         EQ/Boston Advisors
                                                                 Equity                  Value                Equity Income
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          202,867,811  $          213,660,383  $            6,136,555
Receivable for The Trusts shares sold .................                 230,161                 408,502                      --
Receivable for policy-related transactions ............                      --                      --                  26,121
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             203,097,972             214,068,885               6,162,676
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --                  21,301
Payable for policy-related transactions ...............                 243,194                 511,342                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 243,194                 511,342                  21,301
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................             202,854,778             213,557,543               6,141,375
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             202,694,079             213,144,082               6,136,588
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP .. ...                 160,699                 413,461                   4,787
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          202,854,778  $          213,557,543  $            6,141,375
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          191,893,049  $          177,622,056  $            6,451,709
The Trusts shares held
 Class A ..............................................               1,205,307               1,730,888                 261,933
 Class B ..............................................              11,718,699              11,515,633                 673,732


                                                               EQ/Calvert              EQ/Capital             EQ/Capital
                                                          Socially Responsible      Guardian Growth        Guardian Research
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $              846,133  $            7,762,168  $          153,360,919
Receivable for The Trusts shares sold .................                      25                      --                 101,454
Receivable for policy-related transactions ............                  18,300                   3,935                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................                 864,458               7,766,103             153,462,373
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                   3,935                      --
Payable for policy-related transactions ...............                      --                      --                 104,419
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                      --                   3,935                 104,419
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................                 864,458               7,762,168             153,357,954
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................                 758,537               7,670,196             152,833,049
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP .. ...                 105,921                  91,972                 524,905
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $              864,458  $            7,762,168  $          153,357,954
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $              822,328  $            7,323,049  $          138,819,482
The Trusts shares held
 Class A ..............................................                  10,794                  35,336                 857,367
 Class B ..............................................                  82,054                 489,835              10,191,501


                                                            EQ/Caywood-Scholl
                                                             High Yield Bond
                                                         ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            2,061,993
Receivable for The Trusts shares sold .................                      --
Receivable for policy-related transactions ............                   1,396
                                                         ----------------------
  Total assets ........................................               2,063,389
                                                         ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                     788
Payable for policy-related transactions ...............                      --
                                                         ----------------------
  Total liabilities ...................................                     788
                                                         ----------------------
Net Assets ............................................               2,062,601
                                                         ======================
Net Assets:
Accumulation Units ....................................               2,062,012
Accumulation nonunitized ..............................                      --
Retained by AXA Equitable in Separate Account FP .. ...                     589
                                                         ----------------------
Total net assets ......................................  $            2,062,601
                                                         ======================
Investments in shares of The Trusts, at cost ..........  $            2,177,023
The Trusts shares held
 Class A ..............................................                      --
 Class B ..............................................                 462,713

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Equity              EQ/Evergreen            EQ/Evergreen
                                                               500 Index           International Bond             Omega
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          750,778,480  $            6,434,918  $           13,558,017
Receivable for The Trusts shares sold .................                  52,046                      --                   8,493
Receivable for policy-related transactions ............                      --                   3,633                 198,743
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             750,830,526               6,438,551              13,765,253
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                   2,552                      --
Payable for policy-related transactions ...............                 560,474                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 560,474                   2,552                      --
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          750,270,052  $            6,435,999  $           13,765,253
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             749,503,991               6,434,957              13,441,089
Accumulation nonunitized ..............................                 589,364                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 176,697                   1,042                 324,164
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          750,270,052  $            6,435,999  $           13,765,253
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          651,764,261  $            6,432,941  $           13,557,796
The Trusts shares held
 Class A ..............................................              24,165,301                 520,559                  56,956
 Class B ..............................................               4,681,626                  77,281               1,435,367


                                                                               EQ/GAMCO          EQ/GAMCO
                                                                             Mergers and       Small Company   EQ/International
                                                          EQ/FI Mid Cap      Acquisitions          Value            Growth
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    134,023,916  $      2,454,264  $     20,183,494  $     10,269,434
Receivable for The Trusts shares sold .................             4,495                --                --                --
Receivable for policy-related transactions ............                --            17,982           148,947            92,433
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................       134,028,411         2,472,246        20,332,441        10,361,867
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --            17,952           128,650            15,287
Payable for policy-related transactions ...............             4,681                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................             4,681            17,952           128,650            15,287
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $    134,023,730  $      2,454,294  $     20,203,791  $     10,346,580
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................       133,738,846         2,454,294        20,184,649        10,269,579
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......           284,884                --            19,142            77,001
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $    134,023,730  $      2,454,294  $     20,203,791  $     10,346,580
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    137,934,772  $      2,609,970  $     20,775,305  $     10,398,214
The Trusts shares held
 Class A ..............................................         2,395,392                --                --                --
 Class B ..............................................        11,032,837           200,632           638,981         1,417,786

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/JPMorgan             EQ/JPMorgan           EQ/Legg Mason
                                                                Core Bond          Value Opportunities        Value Equity
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           61,718,514  $           42,404,783  $            1,781,458
Receivable for The Trusts shares sold .................                      --                  96,725                      --
Receivable for policy-related transactions ............                  22,212                      --                   7,135
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................              61,740,726              42,501,508               1,788,593
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  22,889                      --                   7,110
Payable for policy-related transactions ...............                      --                  96,666                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  22,889                  96,666                   7,110
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................              61,717,837              42,404,842               1,781,483
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................              61,572,601              42,195,006               1,781,483
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 145,236                 209,836                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $           61,717,837  $           42,404,842  $            1,781,483
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           63,613,363  $           45,656,912  $            1,915,661
The Trusts shares held
 Class A ..............................................               2,092,116                  87,336                 110,462
 Class B ..............................................               3,618,344               3,550,584                  62,347


                                                                            EQ/Lord Abbett    EQ/Lord Abbett    EQ/Lord Abbett
                                                              EQ/Long         Growth and        Large Cap          Mid Cap
                                                             Term Bond          Income             Core             Value
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $      1,385,957  $        655,020  $      1,592,224  $     23,092,405
Receivable for The Trusts shares sold .................             1,147                --                --            42,875
Receivable for policy-related transactions ............                --             7,350             2,131                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................         1,387,104           662,370         1,594,355        23,135,280
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --             7,344             2,114                --
Payable for policy-related transactions ...............             1,131                --                --            43,212
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................             1,131             7,344             2,114            43,212
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................         1,385,973           655,026         1,592,241        23,092,068
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         1,385,973           655,026         1,592,241        22,983,352
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......                --                --                --           108,716
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $      1,385,973  $        655,026  $      1,592,241  $     23,092,068
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $      1,368,648  $        684,399  $      1,630,462  $     25,649,496
The Trusts shares held
 Class A ..............................................            52,023            30,556            89,545         1,941,897
 Class B ..............................................            49,213            23,342            36,915            42,845

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/Marsico               EQ/Money              EQ/Montag &
                                                                   Focus                  Market            Caldwell Growth
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          180,345,646  $          449,740,093  $            5,161,700
Receivable for The Trusts shares sold .................                      --                      --                      --
Receivable for policy-related transactions ............                  68,093               9,238,561                   8,746
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             180,413,739             458,978,654               5,170,446
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  29,416              10,591,207                   8,684
Payable for policy-related transactions ...............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  29,416              10,591,207                   8,684
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          180,384,323  $          448,387,447  $            5,161,762
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             180,186,412             447,492,298               5,161,762
Accumulation nonunitized ..............................                      --                 811,027                      --
Retained by AXA Equitable in Separate Account FP ......                 197,911                  84,122                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          180,384,323  $          448,387,447  $            5,161,762
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          156,565,146  $          449,878,605  $            5,025,014
The Trusts shares held
 Class A ..............................................               2,177,694             392,892,642                 522,758
 Class B ..............................................               8,072,361              56,819,222                 263,799


                                                             EQ/PIMCO          EQ/Short           EQ/Small     EQ/T. Rowe Price
                                                           Real Return      Duration Bond      Company Index     Growth Stock
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $      5,614,597  $      1,284,611  $     53,111,358  $     32,617,784
Receivable for The Trusts shares sold .................                --                --            19,959            42,780
Receivable for policy-related transactions ............            58,747               978                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................         5,673,344         1,285,589        53,131,317        32,660,564
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,836               107                --                --
Payable for policy-related transactions ...............                --                --            80,406            41,405
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            57,836               107            80,406            41,405
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      5,615,508  $      1,285,482  $     53,050,911  $     32,619,159
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         5,614,655         1,284,628        52,855,573        32,416,266
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......               853               854           195,338           202,893
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $      5,615,508  $      1,285,482  $     53,050,911  $     32,619,159
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $      5,552,712  $      1,309,836  $     57,778,823  $     29,448,119
The Trusts shares held
 Class A ..............................................                --            80,952         3,449,142            56,836
 Class B ..............................................           532,568            46,301         1,126,786         1,464,198

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                              EQ/Van Kampen
                                                              EQ/UBS Growth           EQ/Van Kampen         Emerging Markets
                                                                and Income              Comstock                 Equity
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            4,500,411  $            1,176,306  $          409,643,321
Receivable for The Trusts shares sold .................                      --                      --                 451,833
Receivable for policy-related transactions ............                   9,409                   3,361                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................               4,509,820               1,179,667             410,095,154
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                   9,363                   3,352                      --
Payable for policy-related transactions ...............                      --                      --                 586,996
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                   9,363                   3,352                 586,996
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $            4,500,457  $            1,176,315  $          409,508,158
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................               4,500,457               1,176,315             408,974,020
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                      --                 534,138
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $            4,500,457  $            1,176,315  $          409,508,158
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $            4,661,090  $            1,299,820  $          316,101,469
The Trusts shares held
 Class A ..............................................                      --                  59,902               2,411,410
 Class B ..............................................                 657,685                  48,336              19,342,784


                                                           EQ/Van Kampen                      Fidelity VIP
                                                              Mid Cap        EQ/Van Kampen    Asset Manager:    Fidelity VIP
                                                              Growth          Real Estate        Growth          Contrafund
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     16,026,917  $     77,376,071  $      4,819,946  $     46,556,266
Receivable for The Trusts shares sold .................                --           103,879            52,452           207,130
Receivable for policy-related transactions ............           108,707                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        16,135,624        77,479,950         4,872,398        46,763,396
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           108,707                --                --                --
Payable for policy-related transactions ...............                --            57,664            52,373           207,130
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           108,707            57,664            52,373           207,130
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     16,026,917  $     77,422,286  $      4,820,025  $     46,556,266
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        16,026,629        77,271,757         4,820,025        46,554,575
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......               288           150,529                --             1,691
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     16,026,917  $     77,422,286  $      4,820,025  $     46,556,266
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     16,425,564  $     94,004,725  $      4,366,013  $     52,479,518
The Trusts shares held
 Class A ..............................................           799,719         9,217,046                --                --
 Class B ..............................................           219,652           200,831           314,413         1,695,421

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              Fidelity VIP            Fidelity VIP           Fidelity VIP
                                                             Equity-Income           Growth & Income          High Income
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            9,359,161  $            4,306,029  $            9,672,435
Receivable for The Trusts shares sold .................                 238,854                 138,429                  93,744
Receivable for policy-related transactions ............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................               9,598,015               4,444,458               9,766,179
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --                      --
Payable for policy-related transactions ...............                 238,854                 138,429                  93,314
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 238,854                 138,429                  93,314
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $            9,359,161  $            4,306,029  $            9,672,865
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................               9,358,624               4,305,784               9,672,865
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                     537                     245                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $            9,359,161  $            4,306,029  $            9,672,865
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           10,330,218  $            3,949,830  $           10,439,612
The Trusts shares held
 Class A ..............................................                      --                      --                      --
 Class B ..............................................                 397,079                 256,923               1,644,972


                                                              Fidelity VIP        Fidelity VIP     Fidelity VIP       Fidelity VIP
                                                         Investment Grade Bond       Mid Cap           Value        Value Strategies
                                                         ---------------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           9,953,518  $     40,385,847  $      6,928,253  $      8,359,111
Receivable for The Trusts shares sold .................                165,228           604,493           110,014           119,172
Receivable for policy-related transactions ............                     --                --                --                --
                                                         ---------------------  ----------------  ----------------  ----------------
  Total assets ........................................             10,118,746        40,990,340         7,038,267         8,478,283
                                                         ---------------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                     --                --                --                --
Payable for policy-related transactions ...............                165,228           604,493           108,164           119,067
                                                         ---------------------  ----------------  ----------------  ----------------
  Total liabilities ...................................                165,228           604,493           108,164           119,067
                                                         ---------------------  ----------------  ----------------  ----------------
Net Assets ............................................  $           9,953,518  $     40,385,847  $      6,930,103  $      8,359,216
                                                         =====================  ================  ================  ================
Net Assets:
Accumulation Units ....................................              9,953,306        40,380,969         6,930,103         8,359,216
Accumulation nonunitized ..............................                     --                --                --                --
Retained by AXA Equitable in Separate Account FP ......                    212             4,878                --                --
                                                         ---------------------  ----------------  ----------------  ----------------
Total net assets ......................................  $           9,953,518  $     40,385,847  $      6,930,103  $      8,359,216
                                                         =====================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $           9,808,142  $     37,970,512  $      7,561,025  $      8,987,039
The Trusts shares held
 Class A ..............................................                     --                --                --                --
 Class B ..............................................                793,741         1,133,479           534,175           662,370

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               MarketPLUS              MarketPLUS            MarketPLUS
                                                              International             Large Cap             Large Cap
                                                                  Core                    Core                  Growth
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           16,915,346  $           12,546,566  $          185,359,327
Receivable for The Trusts shares sold .................                   3,940                      --                  84,749
Receivable for policy-related transactions ............                      --                  15,081                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................              16,919,286              12,561,647             185,444,076
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                  15,081                      --
Payable for policy-related transactions ...............                   2,961                      --                 102,591
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                   2,961                  15,081                 102,591
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $           16,916,325  $           12,546,566  $          185,341,485
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................              16,674,624              12,291,275             185,257,316
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 241,701                 255,291                  84,169
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $           16,916,325  $           12,546,566  $          185,341,485
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           17,794,485  $           13,110,637  $          140,896,163
The Trusts shares held
 Class A ..............................................                  65,990                  32,660                 406,864
 Class B ..............................................               1,258,894               1,347,303              10,030,282


                                                           MarketPLUS
                                                             Mid Cap          Multimanager     Multimanager       Multimanager
                                                              Value        Aggressive Equity     Core Bond        Health Care
                                                         ----------------  -----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    249,685,345  $     535,478,886  $     77,918,487  $     32,420,753
Receivable for The Trusts shares sold .................           471,063            131,175                --           206,694
Receivable for policy-related transactions ............                --                 --           112,968                --
                                                         ----------------  -----------------  ----------------  ----------------
  Total assets ........................................       250,156,408        535,610,061        78,031,455        32,627,447
                                                         ----------------  -----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                 --           115,199                --
Payable for policy-related transactions ...............           488,534            307,611                --           206,671
                                                         ----------------  -----------------  ----------------  ----------------
  Total liabilities ...................................           488,534            307,611           115,199           206,671
                                                         ----------------  -----------------  ----------------  ----------------
Net Assets ............................................  $    249,667,874  $     535,302,450  $     77,916,256  $     32,420,776
                                                         ================  =================  ================  ================
Net Assets:
Accumulation Units ....................................       249,561,728        534,084,805        77,904,814        32,385,168
Accumulation nonunitized ..............................                --            976,325                --                --
Retained by AXA Equitable in Separate Account FP ......           106,146            241,320            11,442            35,608
                                                         ----------------  -----------------  ----------------  ----------------
Total net assets ......................................  $    249,667,874  $     535,302,450  $     77,916,256  $     32,420,776
                                                         ================  =================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    296,597,417  $     409,692,312  $     76,793,727  $     32,279,986
The Trusts shares held
 Class A ..............................................         2,577,183         16,116,660         1,886,164           715,693
 Class B ..............................................        21,611,033            571,691         5,609,094         2,233,390

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                          Multimanager    Multimanager
                                                          Multimanager   International     Large Cap
                                                           High Yield        Equity       Core Equity
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $  191,790,573  $   84,637,386  $    9,749,576
Receivable for The Trusts shares sold .................         281,159              --              --
Receivable for policy-related transactions ............              --         181,565           4,654
                                                         --------------  --------------  --------------
  Total assets ........................................     192,071,732      84,818,951       9,754,230
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............              --         181,612           5,185
Payable for policy-related transactions ...............         236,400              --              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................         236,400         181,612           5,185
                                                         --------------  --------------  --------------
Net Assets ............................................  $  191,835,332  $   84,637,339  $    9,749,045
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................     190,560,644      84,562,705       9,737,449
Accumulation nonunitized ..............................       1,010,284              --              --
Retained by AXA Equitable in Separate Account FP ......         264,404          74,634          11,596
                                                         --------------  --------------  --------------
Total net assets ......................................  $  191,835,332  $   84,637,339  $    9,749,045
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $  206,746,952  $   72,869,919  $    9,555,634
The Trusts shares held
 Class A ..............................................      31,072,962       1,192,874         352,156
 Class B ..............................................       4,841,372       3,980,809         483,671


                                                           Multimanager     Multimanager       Multimanager     Multimanager
                                                             Large Cap        Large Cap           Mid Cap          Mid Cap
                                                              Growth            Value             Growth            Value
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     21,957,772  $     43,002,608  $     36,422,664  $     61,908,971
Receivable for The Trusts shares sold .................             2,326                --                --            18,702
Receivable for policy-related transactions ............            23,087           103,177            46,542                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        21,983,185        43,105,785        36,469,206        61,927,673
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --           108,138            60,493                --
Payable for policy-related transactions ...............                --                --                --            34,150
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................                --           108,138            60,493            34,150
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     21,983,185  $     42,997,647  $     36,408,713  $     61,893,523
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        21,932,150        42,955,307        36,367,299        61,724,739
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......            51,035            42,340            41,414           168,784
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     21,983,185  $     42,997,647  $     36,408,713  $     61,893,523
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     22,339,053  $     44,986,398  $     37,381,919  $     70,099,419
The Trusts shares held
 Class A ..............................................           981,950           982,588         1,250,634         1,036,356
 Class B ..............................................         1,271,824         2,664,332         2,795,107         5,814,002

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              Multimanager           Multimanager
                                                            Small Cap Growth        Small Cap Value
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            4,611,135  $           43,305,218
Receivable for The Trusts shares sold .................                      --                      --
Receivable for policy-related transactions ............                  16,282                  42,376
                                                         ----------------------  ----------------------
  Total assets ........................................               4,627,417              43,347,594
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  16,274                  43,642
Payable for policy-related transactions ...............                      --                      --
                                                         ----------------------  ----------------------
  Total liabilities ...................................                  16,274                  43,642
                                                         ----------------------  ----------------------
Net Assets ............................................  $            4,611,143  $           43,303,952
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................               4,611,143              43,167,196
Accumulation nonunitized ..............................                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                 136,756
                                                         ----------------------  ----------------------
Total net assets ......................................  $            4,611,143  $           43,303,952
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $            5,018,666  $           52,704,375
The Trusts shares held
 Class A ..............................................                      --               1,278,745
 Class B ..............................................                 517,371               2,574,920


                                                                                       Vanguard VIF
                                                         Multimanager Technology       Equity Index
                                                         -----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            93,720,273  $            5,512,660
Receivable for The Trusts shares sold .................                       --                     275
Receivable for policy-related transactions ............                   79,585                      --
                                                         -----------------------  ----------------------
  Total assets ........................................               93,799,858               5,512,935
                                                         -----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  127,056                      --
Payable for policy-related transactions ...............                       --                     275
                                                         -----------------------  ----------------------
  Total liabilities ...................................                  127,056                     275
                                                         -----------------------  ----------------------
Net Assets ............................................  $            93,672,802  $            5,512,660
                                                         =======================  ======================
Net Assets:
Accumulation Units ....................................               93,337,638               5,476,027
Accumulation nonunitized ..............................                       --                      --
Retained by AXA Equitable in Separate Account FP ......                  335,164                  36,633
                                                         -----------------------  ----------------------
Total net assets ......................................  $            93,672,802  $            5,512,660
                                                         =======================  ======================
Investments in shares of The Trusts, at cost ..........  $            71,809,175  $            5,281,285
The Trusts shares held
 Class A ..............................................                  924,361                 186,617
 Class B ..............................................                6,282,631                      --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                          --------------------   ----------------------  ------------------------
AXA Aggressive Allocation ...............................   Class A 0.00%                $ 167.36                 154
AXA Aggressive Allocation ...............................   Class A 0.00%                $ 101.03                   5
AXA Aggressive Allocation ...............................   Class A 0.60%                $ 163.13                 283
AXA Aggressive Allocation ...............................   Class A 0.80%                $ 161.74                   1
AXA Aggressive Allocation ...............................   Class A 0.90%                $ 161.05                  15
AXA Aggressive Allocation ...............................   Class B 0.00%                $ 165.60                  68
AXA Aggressive Allocation ...............................   Class B 0.60%                $ 161.42                  72
AXA Aggressive Allocation ...............................   Class B 0.90%                $ 159.36                  --
AXA Conservative Allocation .............................   Class A 0.00%                $ 126.63                  22
AXA Conservative Allocation .............................   Class A 0.00%                $ 103.51                   1
AXA Conservative Allocation .............................   Class A 0.60%                $ 123.43                  43
AXA Conservative Allocation .............................   Class A 0.80%                $ 122.38
AXA Conservative Allocation .............................   Class A 0.90%                $ 121.86                   7
AXA Conservative Allocation .............................   Class B 0.00%                $ 125.29                   2
AXA Conservative Allocation .............................   Class B 0.60%                $ 122.13                  10
AXA Conservative Allocation .............................   Class B 0.90%                $ 120.57                  --
AXA Conservative-Plus Allocation ........................   Class A 0.00%                $ 134.79                  29
AXA Conservative-Plus Allocation ........................   Class A 0.00%                $ 102.38                  --
AXA Conservative-Plus Allocation ........................   Class A 0.60%                $ 131.39                  49
AXA Conservative-Plus Allocation ........................   Class A 0.80%                $ 130.27
AXA Conservative-Plus Allocation ........................   Class A 0.90%                $ 129.71                   4
AXA Conservative-Plus Allocation ........................   Class B 0.00%                $ 133.37                   5
AXA Conservative-Plus Allocation ........................   Class B 0.60%                $ 130.00                  10
AXA Conservative-Plus Allocation ........................   Class B 0.90%                $ 128.34                  --
AXA Moderate Allocation .................................   Class A 0.00%                $ 293.51                 469
AXA Moderate Allocation .................................   Class A 0.00%                $ 102.53                   2
AXA Moderate Allocation .................................   Class A 0.60%                $ 663.62               1,716
AXA Moderate Allocation .................................   Class A 0.80%                $ 217.31                  22
AXA Moderate Allocation .................................   Class A 0.90%                $ 276.73                 383
AXA Moderate Allocation .................................   Class B 0.00%                $ 293.51
AXA Moderate Allocation .................................   Class B 0.00%                $ 145.96                  49
AXA Moderate Allocation .................................   Class B 0.60%                $ 141.53                 636
AXA Moderate Allocation .................................   Class B 0.90%                $ 150.62                  --
AXA Moderate-Plus Allocation ............................   Class A 0.00%                $ 158.89                 481
AXA Moderate-Plus Allocation ............................   Class A 0.00%                $ 101.98                  12
AXA Moderate-Plus Allocation ............................   Class A 0.60%                $ 154.88                 660
AXA Moderate-Plus Allocation ............................   Class A 0.80%                $ 153.56                   5
AXA Moderate-Plus Allocation ............................   Class A 0.90%                $ 152.90                  92
AXA Moderate-Plus Allocation ............................   Class B 0.00%                $ 157.21                 171
AXA Moderate-Plus Allocation ............................   Class B 0.60%                $ 153.25                 259
AXA Moderate-Plus Allocation ............................   Class B 0.90%                $ 151.29                  --
EQ/AllianceBernstein Common Stock .......................   Class A 0.00%                $ 367.42                 711
EQ/AllianceBernstein Common Stock .......................   Class A 0.60%                $ 978.76               1,749
EQ/AllianceBernstein Common Stock .......................   Class A 0.80%                $ 238.85                  64
EQ/AllianceBernstein Common Stock .......................   Class A 0.90%                $ 409.31                 327
EQ/AllianceBernstein Common Stock .......................   Class B 0.00%                $ 367.42                  --
EQ/AllianceBernstein Common Stock .......................   Class B 0.00%                $ 115.89                  33
EQ/AllianceBernstein Common Stock .......................   Class B 0.60%                $ 132.60               1,599
EQ/AllianceBernstein Common Stock .......................   Class B 0.90%                $ 128.87                  --
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.00%                $ 205.81                 218
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.60%                $ 232.88                 251
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.80%                $ 167.42                   3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                          --------------------   ----------------------  ------------------------
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.90%                $ 191.07                  42
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.00%                $ 149.27                   4
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.00%                $ 205.81                   1
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.60%                $ 141.67                 215
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.90%                $ 141.06                  --
EQ/AllianceBernstein International ......................   Class A 0.00%                $ 248.28                 535
EQ/AllianceBernstein International ......................   Class A 0.60%                $ 229.95               2,484
EQ/AllianceBernstein International ......................   Class A 0.80%                $ 189.92                  17
EQ/AllianceBernstein International ......................   Class A 0.90%                $ 221.26                 238
EQ/AllianceBernstein International ......................   Class B 0.00%                $ 171.21                  25
EQ/AllianceBernstein International ......................   Class B 0.60%                $ 172.49                 558
EQ/AllianceBernstein International ......................   Class B 0.90%                $ 164.52                  --
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.00%                $ 176.77                  39
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.00%                $ 147.04                   3
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.60%                $ 124.25                   1
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.00%                $  88.85                 146
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.60%                $  84.38               1,108
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.80%                $  82.94                   9
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.90%                $  82.22                  46
EQ/AllianceBernstein Quality Bond .......................   Class A 0.00%                $ 225.16                 167
EQ/AllianceBernstein Quality Bond .......................   Class A 0.60%                $ 194.94                 290
EQ/AllianceBernstein Quality Bond .......................   Class A 0.80%                $ 180.14                   3
EQ/AllianceBernstein Quality Bond .......................   Class A 0.90%                $ 186.72                  35
EQ/AllianceBernstein Quality Bond .......................   Class B 0.00%                $ 153.30                   3
EQ/AllianceBernstein Quality Bond .......................   Class B 0.60%                $ 145.27                 207
EQ/AllianceBernstein Quality Bond .......................   Class B 0.90%                $ 143.64                  --
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.00%                $ 248.07                 211
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.60%                $ 232.64                 496
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.80%                $ 227.69                   6
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.90%                $ 225.25                  63
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.00%                $ 205.66                   6
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.60%                $ 174.13                 378
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.90%                $ 169.23                  --
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 199.01                 318
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 147.45                  30
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 150.30                 673
EQ/AllianceBernstein Value ..............................   Class A 0.60%                $ 145.00                  24
EQ/AllianceBernstein Value ..............................   Class A 0.60%                $ 165.54               2,136
EQ/AllianceBernstein Value ..............................   Class A 0.80%                $ 140.54                  35
EQ/AllianceBernstein Value ..............................   Class A 0.90%                $ 160.89                 303
EQ/AllianceBernstein Value ..............................   Class B 0.00%                $ 150.15                  33
EQ/AllianceBernstein Value ..............................   Class B 0.60%                $ 165.37               1,131
EQ/AllianceBernstein Value ..............................   Class B 0.60%                $ 142.02                  17
EQ/AllianceBernstein Value ..............................   Class B 0.90%                $ 160.72                  --
EQ/Ariel Appreciation II ................................   Class A 0.00%                $  92.87                  --
EQ/Ariel Appreciation II ................................   Class A 0.60%                $  92.48                   5
EQ/Ariel Appreciation II ................................   Class A 0.80%                $  92.35                  --
EQ/Ariel Appreciation II ................................   Class A 0.90%                $  92.29                  --
EQ/Ariel Appreciation II ................................   Class B 0.00%                $ 114.20                   1
EQ/Ariel Appreciation II ................................   Class B 0.60%                $  92.32                   1
EQ/Ariel Appreciation II ................................   Class B 0.90%                $  92.13                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.00%                $ 112.54                27
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.60%                $ 109.41               108
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.80%                $ 108.38                --
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.90%                $ 107.87                 8
EQ/BlackRock Basic Value Equity .......................     Class A 0.00%                $ 209.86                82
EQ/BlackRock Basic Value Equity .......................     Class A 0.00%                $ 150.30                 7
EQ/BlackRock Basic Value Equity .......................     Class A 0.60%                $ 204.58                 3
EQ/BlackRock Basic Value Equity .......................     Class B 0.00%                $ 279.01               109
EQ/BlackRock Basic Value Equity .......................     Class B 0.60%                $ 261.67               506
EQ/BlackRock Basic Value Equity .......................     Class B 0.60%                $ 171.12                54
EQ/BlackRock Basic Value Equity .......................     Class B 0.80%                $ 256.11                 5
EQ/BlackRock Basic Value Equity .......................     Class B 0.90%                $ 253.37                42
EQ/BlackRock International Value ......................     Class A 0.00%                $ 255.79               100
EQ/BlackRock International Value ......................     Class A 0.00%                $ 200.88                 5
EQ/BlackRock International Value ......................     Class A 0.60%                $ 191.69                 6
EQ/BlackRock International Value ......................     Class B 0.00%                $ 188.94               227
EQ/BlackRock International Value ......................     Class B 0.60%                $ 197.83               649
EQ/BlackRock International Value ......................     Class B 0.60%                $ 193.75                10
EQ/BlackRock International Value ......................     Class B 0.80%                $ 176.66                 3
EQ/BlackRock International Value ......................     Class B 0.90%                $ 192.27                61
EQ/Boston Advisors Equity Income ......................     Class A 0.00%                $  98.40                 1
EQ/Boston Advisors Equity Income ......................     Class A 0.60%                $  97.99                16
EQ/Boston Advisors Equity Income ......................     Class A 0.80%                $  97.85                --
EQ/Boston Advisors Equity Income ......................     Class A 0.90%                $  97.78                 1
EQ/Boston Advisors Equity Income ......................     Class B 0.00%                $ 136.96                31
EQ/Boston Advisors Equity Income ......................     Class B 0.60%                $  97.82                 2
EQ/Boston Advisors Equity Income ......................     Class B 0.90%                $  97.61                --
EQ/Calvert Socially Responsible .......................     Class A 0.00%                $ 177.03                --
EQ/Calvert Socially Responsible .......................     Class B 0.00%                $ 112.02                 1
EQ/Calvert Socially Responsible .......................     Class B 0.60%                $ 106.51                 6
EQ/Calvert Socially Responsible .......................     Class B 0.80%                $ 104.72                --
EQ/Calvert Socially Responsible .......................     Class B 0.90%                $ 103.84                --
EQ/Capital Guardian Growth ............................     Class A 0.00%                $ 161.68                 3
EQ/Capital Guardian Growth ............................     Class B 0.00%                $  87.78                 5
EQ/Capital Guardian Growth ............................     Class B 0.60%                $  96.04                64
EQ/Capital Guardian Growth ............................     Class B 0.60%                $  84.31                 5
EQ/Capital Guardian Growth ............................     Class B 0.80%                $  82.08                --
EQ/Capital Guardian Growth ............................     Class B 0.90%                $  93.34                 3
EQ/Capital Guardian Research ..........................     Class A 0.00%                $ 193.92                48
EQ/Capital Guardian Research ..........................     Class A 0.00%                $ 142.75                 8
EQ/Capital Guardian Research ..........................     Class A 0.60%                $ 129.09                 9
EQ/Capital Guardian Research ..........................     Class B 0.00%                $ 148.80               165
EQ/Capital Guardian Research ..........................     Class B 0.60%                $ 141.51               738
EQ/Capital Guardian Research ..........................     Class B 0.80%                $ 139.16                 6
EQ/Capital Guardian Research ..........................     Class B 0.90%                $ 137.99                82
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.00%                $ 116.44                 7
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.00%                $  99.40                 2
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.60%                $  98.98                10
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.80%                $  98.84                --
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.90%                $  98.77                 1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/Equity 500 Index ...................................     Class A 0.00%                $ 380.65                 472
EQ/Equity 500 Index ...................................     Class A 0.60%                $ 353.91               1,088
EQ/Equity 500 Index ...................................     Class A 0.80%                $ 242.43                  19
EQ/Equity 500 Index ...................................     Class A 0.90%                $ 339.42                 178
EQ/Equity 500 Index ...................................     Class B 0.00%                $ 116.38                  21
EQ/Equity 500 Index ...................................     Class B 0.60%                $ 114.18               1,033
EQ/Equity 500 Index ...................................     Class B 0.90%                $ 127.68                  --
EQ/Evergreen International Bond .......................     Class A 0.00%                $ 114.86                  33
EQ/Evergreen International Bond .......................     Class A 0.60%                $ 107.11                  16
EQ/Evergreen International Bond .......................     Class A 0.80%                $ 106.96                  --
EQ/Evergreen International Bond .......................     Class A 0.90%                $ 106.89                   1
EQ/Evergreen International Bond .......................     Class B 0.00%                $ 110.57                   3
EQ/Evergreen International Bond .......................     Class B 0.60%                $ 106.93                   4
EQ/Evergreen International Bond .......................     Class B 0.90%                $ 106.70                  --
EQ/Evergreen Omega ....................................     Class A 0.00%                $ 187.02                   2
EQ/Evergreen Omega ....................................     Class A 0.00%                $ 132.66                   1
EQ/Evergreen Omega ....................................     Class B 0.00%                $ 108.08                  24
EQ/Evergreen Omega ....................................     Class B 0.60%                $  99.61                  99
EQ/Evergreen Omega ....................................     Class B 0.80%                $ 101.08                  --
EQ/Evergreen Omega ....................................     Class B 0.90%                $ 100.23                   5
EQ/Evergreen Omega ....................................     Class B 0.90%                $  97.06                  --
EQ/FI Mid Cap .........................................     Class A 0.00%                $ 234.66                  95
EQ/FI Mid Cap .........................................     Class A 0.00%                $ 158.58                   3
EQ/FI Mid Cap .........................................     Class A 0.60%                $ 169.87                   7
EQ/FI Mid Cap .........................................     Class B 0.00%                $ 151.40                  95
EQ/FI Mid Cap .........................................     Class B 0.60%                $ 144.86                 621
EQ/FI Mid Cap .........................................     Class B 0.80%                $ 142.74                   2
EQ/FI Mid Cap .........................................     Class B 0.90%                $ 141.69                  35
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.00%                $ 123.00                   5
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.00%                $  98.61                   3
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.60%                $  98.20                  15
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.80%                $  98.06                  --
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.90%                $  97.99                   1
EQ/GAMCO Small Company Value ..........................     Class B 0.00%                $ 153.87                  61
EQ/GAMCO Small Company Value ..........................     Class B 0.00%                $ 100.51                   4
EQ/GAMCO Small Company Value ..........................     Class B 0.60%                $ 100.08                  94
EQ/GAMCO Small Company Value ..........................     Class B 0.80%                $  99.94                  --
EQ/GAMCO Small Company Value ..........................     Class B 0.90%                $  99.87                   9
EQ/International Growth ...............................     Class B 0.00%                $ 169.40                   5
EQ/International Growth ...............................     Class B 0.00%                $ 106.15                  15
EQ/International Growth ...............................     Class B 0.60%                $ 105.71                  60
EQ/International Growth ...............................     Class B 0.80%                $ 105.56                  --
EQ/International Growth ...............................     Class B 0.90%                $ 105.48                  15
EQ/JPMorgan Core Bond .................................     Class A 0.00%                $ 122.11                 164
EQ/JPMorgan Core Bond .................................     Class A 0.60%                $ 126.25                  19
EQ/JPMorgan Core Bond .................................     Class B 0.00%                $ 128.15                  26
EQ/JPMorgan Core Bond .................................     Class B 0.60%                $ 151.55                 200
EQ/JPMorgan Core Bond .................................     Class B 0.60%                $ 148.97                  18
EQ/JPMorgan Core Bond .................................     Class B 0.80%                $ 122.05                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/JPMorgan Core Bond .................................     Class B 0.90%                $ 121.31                22
EQ/JPMorgan Core Bond .................................     Class B 0.90%                $ 147.29                --
EQ/JPMorgan Value Opportunities .......................     Class A 0.00%                $ 191.85                 3
EQ/JPMorgan Value Opportunities .......................     Class A 0.00%                $ 147.27                 3
EQ/JPMorgan Value Opportunities .......................     Class B 0.00%                $ 181.02                60
EQ/JPMorgan Value Opportunities .......................     Class B 0.60%                $ 169.76               145
EQ/JPMorgan Value Opportunities .......................     Class B 0.60%                $ 119.14                21
EQ/JPMorgan Value Opportunities .......................     Class B 0.80%                $ 166.15                 2
EQ/JPMorgan Value Opportunities .......................     Class B 0.90%                $ 164.38                17
EQ/Legg Mason Value Equity ............................     Class A 0.00%                $  92.22                 1
EQ/Legg Mason Value Equity ............................     Class A 0.60%                $  91.83                11
EQ/Legg Mason Value Equity ............................     Class A 0.80%                $  91.70                --
EQ/Legg Mason Value Equity ............................     Class A 0.90%                $  91.63                 1
EQ/Legg Mason Value Equity ............................     Class B 0.00%                $ 107.28                 4
EQ/Legg Mason Value Equity ............................     Class B 0.60%                $  91.67                 2
EQ/Legg Mason Value Equity ............................     Class B 0.90%                $  91.47                --
EQ/Long Term Bond .....................................     Class A 0.00%                $ 106.38                 1
EQ/Long Term Bond .....................................     Class A 0.60%                $ 105.93                 5
EQ/Long Term Bond .....................................     Class A 0.80%                $ 105.78                --
EQ/Long Term Bond .....................................     Class A 0.90%                $ 105.71                 1
EQ/Long Term Bond .....................................     Class B 0.00%                $ 110.33                 3
EQ/Long Term Bond .....................................     Class B 0.60%                $ 105.74                 4
EQ/Long Term Bond .....................................     Class B 0.90%                $ 105.52                --
EQ/Lord Abbett Growth and Income ......................     Class A 0.00%                $  99.57                 1
EQ/Lord Abbett Growth and Income ......................     Class A 0.60%                $  99.16                 3
EQ/Lord Abbett Growth and Income ......................     Class A 0.80%                $  99.02                --
EQ/Lord Abbett Growth and Income ......................     Class A 0.90%                $  98.95                --
EQ/Lord Abbett Growth and Income ......................     Class B 0.00%                $ 129.70                 2
EQ/Lord Abbett Growth and Income ......................     Class B 0.60%                $  98.98                 1
EQ/Lord Abbett Growth and Income ......................     Class B 0.90%                $  98.77                --
EQ/Lord Abbett Large Cap Core .........................     Class A 0.00%                $ 104.14                 4
EQ/Lord Abbett Large Cap Core .........................     Class A 0.60%                $ 103.70                 6
EQ/Lord Abbett Large Cap Core .........................     Class A 0.80%                $ 103.56                --
EQ/Lord Abbett Large Cap Core .........................     Class A 0.90%                $ 103.48                 1
EQ/Lord Abbett Large Cap Core .........................     Class B 0.00%                $ 132.91                 2
EQ/Lord Abbett Large Cap Core .........................     Class B 0.60%                $ 103.52                 2
EQ/Lord Abbett Large Cap Core .........................     Class B 0.90%                $ 103.30                --
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.00%                $  92.41               117
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.60%                $  92.02               114
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.80%                $  91.89                --
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.90%                $  91.83                12
EQ/Lord Abbett Mid Cap Value ..........................     Class B 0.00%                $ 127.19                 4
EQ/Marsico Focus ......................................     Class A 0.00%                $ 196.14               174
EQ/Marsico Focus ......................................     Class A 0.00%                $ 157.81                10
EQ/Marsico Focus ......................................     Class A 0.60%                $ 191.21                14
EQ/Marsico Focus ......................................     Class B 0.00%                $ 187.95               147
EQ/Marsico Focus ......................................     Class B 0.60%                $ 181.02               590
EQ/Marsico Focus ......................................     Class B 0.80%                $ 178.75                 2
EQ/Marsico Focus ......................................     Class B 0.90%                $ 177.63                39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/Money Market .......................................     Class A 0.00%                $ 167.45               1,182
EQ/Money Market .......................................     Class A 0.60%                $ 248.05                 745
EQ/Money Market .......................................     Class A 0.80%                $ 141.80                   4
EQ/Money Market .......................................     Class A 0.90%                $ 157.88                  53
EQ/Money Market .......................................     Class B 0.00%                $ 167.45                   1
EQ/Money Market .......................................     Class B 0.00%                $ 128.77                  35
EQ/Money Market .......................................     Class B 0.60%                $ 127.86                 408
EQ/Money Market .......................................     Class B 0.90%                $ 124.26                  --
EQ/Montag & Caldwell Growth ...........................     Class A 0.00%                $ 117.02                   2
EQ/Montag & Caldwell Growth ...........................     Class A 0.60%                $ 116.52                  25
EQ/Montag & Caldwell Growth ...........................     Class A 0.80%                $ 116.36                  --
EQ/Montag & Caldwell Growth ...........................     Class A 0.90%                $ 116.28                   2
EQ/Montag & Caldwell Growth ...........................     Class B 0.00%                $ 144.30                   9
EQ/Montag & Caldwell Growth ...........................     Class B 0.60%                $ 116.32                   4
EQ/Montag & Caldwell Growth ...........................     Class B 0.90%                $ 116.08                  --
EQ/PIMCO Real Return ..................................     Class B 0.00%                $ 112.18                  10
EQ/PIMCO Real Return ..................................     Class B 0.00%                $ 108.88                   9
EQ/PIMCO Real Return ..................................     Class B 0.60%                $ 108.42                  31
EQ/PIMCO Real Return ..................................     Class B 0.80%                $ 108.27                  --
EQ/PIMCO Real Return ..................................     Class B 0.90%                $ 108.19                   1
EQ/Short Duration Bond ................................     Class A 0.00%                $ 103.97                   1
EQ/Short Duration Bond ................................     Class A 0.60%                $ 103.54                   4
EQ/Short Duration Bond ................................     Class A 0.80%                $ 103.39                  --
EQ/Short Duration Bond ................................     Class A 0.90%                $ 103.32                   2
EQ/Short Duration Bond ................................     Class B 0.00%                $ 110.25                   2
EQ/Short Duration Bond ................................     Class B 0.60%                $ 103.35                   2
EQ/Short Duration Bond ................................     Class B 0.90%                $ 103.14                  --
EQ/Small Company Index ................................     Class A 0.00%                $ 233.27                  48
EQ/Small Company Index ................................     Class A 0.00%                $  93.38                   1
EQ/Small Company Index ................................     Class A 0.60%                $ 155.51                  13
EQ/Small Company Index ................................     Class A 0.60%                $ 200.59                 118
EQ/Small Company Index ................................     Class A 0.80%                $ 197.58                  --
EQ/Small Company Index ................................     Class A 0.90%                $ 196.66                  14
EQ/Small Company Index ................................     Class B 0.00%                $ 171.06                   7
EQ/Small Company Index ................................     Class B 0.00%                $ 233.27                   9
EQ/Small Company Index ................................     Class B 0.60%                $ 178.62                  52
EQ/Small Company Index ................................     Class B 0.60%                $ 176.33                   3
EQ/Small Company Index ................................     Class B 0.90%                $ 173.60                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  95.72                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  95.78                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  96.26                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $ 100.81                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $ 100.60                   8
EQ/T. Rowe Price Growth Stock .........................     Class A 0.60%                $ 100.29                   3
EQ/T. Rowe Price Growth Stock .........................     Class B 0.00%                $ 119.39                  14
EQ/T. Rowe Price Growth Stock .........................     Class B 0.00%                $ 100.44                  46
EQ/T. Rowe Price Growth Stock .........................     Class B 0.60%                $ 100.13                 241
EQ/T. Rowe Price Growth Stock .........................     Class B 0.80%                $ 100.03                   1
EQ/T. Rowe Price Growth Stock .........................     Class B 0.90%                $  99.98                   7
EQ/UBS Growth and Income ..............................     Class B 0.00%                $ 137.92                  13
EQ/UBS Growth and Income ..............................     Class B 0.00%                $  95.95                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/UBS Growth and Income ..............................     Class B 0.60%                $  95.54                26
EQ/UBS Growth and Income ..............................     Class B 0.80%                $  95.41                --
EQ/UBS Growth and Income ..............................     Class B 0.90%                $  95.34                 2
EQ/Van Kampen Comstock ................................     Class A 0.00%                $  92.43                 3
EQ/Van Kampen Comstock ................................     Class A 0.60%                $  92.04                 4
EQ/Van Kampen Comstock ................................     Class A 0.80%                $  91.91                --
EQ/Van Kampen Comstock ................................     Class A 0.90%                $  91.85                 1
EQ/Van Kampen Comstock ................................     Class B 0.00%                $ 118.91                 4
EQ/Van Kampen Comstock ................................     Class B 0.60%                $  91.88                 1
EQ/Van Kampen Comstock ................................     Class B 0.90%                $  91.69                --
EQ/Van Kampen Emerging Markets Equity .................     Class A 0.00%                $ 562.02                71
EQ/Van Kampen Emerging Markets Equity .................     Class A 0.00%                $ 349.06                15
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.00%                $ 304.02               295
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.60%                $ 285.64               856
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.60%                $ 387.27                28
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.80%                $ 279.73                 4
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.90%                $ 276.83                64
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.00%                $ 114.23                20
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.60%                $ 113.75                82
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.80%                $ 113.59                --
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.90%                $ 113.51                 8
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.00%                $ 166.98                 4
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.60%                $ 113.55                24
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.90%                $ 113.31                --
EQ/Van Kampen Real Estate .............................     Class A 0.00%                $  83.54               380
EQ/Van Kampen Real Estate .............................     Class A 0.60%                $  83.29               490
EQ/Van Kampen Real Estate .............................     Class A 0.80%                $  83.20                 2
EQ/Van Kampen Real Estate .............................     Class A 0.90%                $  83.16                34
EQ/Van Kampen Real Estate .............................     Class B 0.00%                $  83.44                20
Fidelity VIP Asset Manager: Growth ....................     Class B 0.00%                $ 164.68                29
Fidelity VIP Contrafund ...............................     Class B 0.00%                $ 223.05               209
Fidelity VIP Equity-Income ............................     Class B 0.00%                $ 185.43                50
Fidelity VIP Growth & Income ..........................     Class B 0.00%                $ 168.11                26
Fidelity VIP High Income ..............................     Class B 0.00%                $ 145.64                66
Fidelity VIP Investment Grade Bond ....................     Class B 0.00%                $ 117.86                84
Fidelity VIP Mid Cap ..................................     Class B 0.00%                $ 274.57               147
Fidelity VIP Value ....................................     Class B 0.00%                $ 174.99                40
Fidelity VIP Value Startegies .........................     Class B 0.00%                $ 220.01                38
MarketPLUS International Core .........................     Class A 0.00%                $ 262.21                 2
MarketPLUS International Core .........................     Class A 0.60%                $ 198.86                 1
MarketPLUS International Core .........................     Class B 0.00%                $ 171.65                 8
MarketPLUS International Core .........................     Class B 0.60%                $ 162.72                87
MarketPLUS International Core .........................     Class B 0.80%                $ 160.49                --
MarketPLUS International Core .........................     Class B 0.90%                $ 158.67                 3
MarketPLUS Large Cap Core .............................     Class A 0.00%                $ 148.51                --
MarketPLUS Large Cap Core .............................     Class A 0.00%                $ 179.08                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
MarketPLUS Large Cap Core .............................     Class A 0.60%                $ 131.77                --
MarketPLUS Large Cap Core .............................     Class B 0.00%                $ 116.64                10
MarketPLUS Large Cap Core .............................     Class B 0.60%                $ 110.78                80
MarketPLUS Large Cap Core .............................     Class B 0.80%                $ 108.88                --
MarketPLUS Large Cap Core .............................     Class B 0.90%                $ 107.94                19
MarketPLUS Large Cap Growth ...........................     Class A 0.00%                $ 206.02                32
MarketPLUS Large Cap Growth ...........................     Class A 0.00%                $ 156.52                 5
MarketPLUS Large Cap Growth ...........................     Class A 0.60%                $ 134.35                 1
MarketPLUS Large Cap Growth ...........................     Class B 0.00%                $ 198.96               114
MarketPLUS Large Cap Growth ...........................     Class B 0.60%                $ 186.59               738
MarketPLUS Large Cap Growth ...........................     Class B 0.60%                $ 107.21                65
MarketPLUS Large Cap Growth ...........................     Class B 0.80%                $ 182.62                 8
MarketPLUS Large Cap Growth ...........................     Class B 0.90%                $ 180.67                50
MarketPLUS Mid Cap Value ..............................     Class A 0.00%                $ 210.08               115
MarketPLUS Mid Cap Value ..............................     Class A 0.00%                $ 151.27                10
MarketPLUS Mid Cap Value ..............................     Class A 0.60%                $ 153.47                 8
MarketPLUS Mid Cap Value ..............................     Class B 0.00%                $ 196.96               147
MarketPLUS Mid Cap Value ..............................     Class B 0.60%                $ 184.71               917
MarketPLUS Mid Cap Value ..............................     Class B 0.60%                $ 179.43                58
MarketPLUS Mid Cap Value ..............................     Class B 0.80%                $ 180.79                 6
MarketPLUS Mid Cap Value ..............................     Class B 0.90%                $ 178.86                72
MarketPLUS Mid Cap Value ..............................     Class B 0.90%                $ 141.01                --
Multimanager Aggressive Equity ........................     Class A 0.00%                $ 197.25               240
Multimanager Aggressive Equity ........................     Class A 0.00%                $ 107.24                 1
Multimanager Aggressive Equity ........................     Class A 0.60%                $ 795.80               550
Multimanager Aggressive Equity ........................     Class A 0.80%                $ 118.01                30
Multimanager Aggressive Equity ........................     Class A 0.90%                $ 212.70               129
Multimanager Aggressive Equity ........................     Class B 0.00%                $ 197.25                --
Multimanager Aggressive Equity ........................     Class B 0.00%                $ 101.51                 2
Multimanager Aggressive Equity ........................     Class B 0.60%                $  96.78               184
Multimanager Aggressive Equity ........................     Class B 0.90%                $  94.06                --
Multimanager Core Bond ................................     Class A 0.00%                $ 125.71               144
Multimanager Core Bond ................................     Class A 0.00%                $ 118.78                 8
Multimanager Core Bond ................................     Class A 0.60%                $ 127.87                 5
Multimanager Core Bond ................................     Class B 0.00%                $ 130.81                86
Multimanager Core Bond ................................     Class B 0.60%                $ 126.17               348
Multimanager Core Bond ................................     Class B 0.80%                $ 124.66                 1
Multimanager Core Bond ................................     Class B 0.90%                $ 123.90                24
Multimanager Health Care ..............................     Class A 0.00%                $ 179.79                37
Multimanager Health Care ..............................     Class A 0.00%                $ 144.61                 2
Multimanager Health Care ..............................     Class A 0.60%                $ 138.27                 7
Multimanager Health Care ..............................     Class B 0.00%                $ 140.94                47
Multimanager Health Care ..............................     Class B 0.60%                $ 135.94               125
Multimanager Health Care ..............................     Class B 0.80%                $ 134.30                --
Multimanager Health Care ..............................     Class B 0.90%                $ 133.49                 6
Multimanager High Yield ...............................     Class A 0.00%                $ 226.34               234
Multimanager High Yield ...............................     Class A 0.60%                $ 398.54               251
Multimanager High Yield ...............................     Class A 0.80%                $ 160.11                 7
Multimanager High Yield ...............................     Class A 0.90%                $ 240.09                45
Multimanager High Yield ...............................     Class B 0.00%                $ 226.34                 1
Multimanager High Yield ...............................     Class B 0.00%                $ 138.09                12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
Multimanager High Yield ...............................     Class B 0.60%                $ 113.20               209
Multimanager High Yield ...............................     Class B 0.90%                $ 110.01                --
Multimanager International Equity .....................     Class A 0.00%                $ 278.66                66
Multimanager International Equity .....................     Class A 0.60%                $ 202.92                 5
Multimanager International Equity .....................     Class B 0.00%                $ 264.21                14
Multimanager International Equity .....................     Class B 0.60%                $ 196.63               292
Multimanager International Equity .....................     Class B 0.80%                $ 254.46                --
Multimanager International Equity .....................     Class B 0.90%                $ 193.09                20
Multimanager Large Cap Core Equity ....................     Class A 0.00%                $ 191.50                21
Multimanager Large Cap Core Equity ....................     Class A 0.60%                $ 136.63                 1
Multimanager Large Cap Core Equity ....................     Class B 0.00%                $ 172.31                 3
Multimanager Large Cap Core Equity ....................     Class B 0.60%                $ 133.66                37
Multimanager Large Cap Core Equity ....................     Class B 0.80%                $ 165.95                --
Multimanager Large Cap Core Equity ....................     Class B 0.90%                $ 131.25                 2
Multimanager Large Cap Growth .........................     Class A 0.00%                $ 173.98                54
Multimanager Large Cap Growth .........................     Class A 0.60%                $ 118.44                 2
Multimanager Large Cap Growth .........................     Class B 0.00%                $ 156.43                 5
Multimanager Large Cap Growth .........................     Class B 0.60%                $ 110.67                96
Multimanager Large Cap Growth .........................     Class B 0.80%                $ 150.66                --
Multimanager Large Cap Growth .........................     Class B 0.90%                $ 108.68                 8
Multimanager Large Cap Value ..........................     Class A 0.00%                $ 211.64                51
Multimanager Large Cap Value ..........................     Class A 0.60%                $ 154.66                 5
Multimanager Large Cap Value ..........................     Class B 0.00%                $ 193.37                10
Multimanager Large Cap Value ..........................     Class B 0.60%                $ 153.59               179
Multimanager Large Cap Value ..........................     Class B 0.80%                $ 186.23                --
Multimanager Large Cap Value ..........................     Class B 0.90%                $ 150.84                12
Multimanager Mid Cap Growth ...........................     Class A 0.00%                $ 227.31                49
Multimanager Mid Cap Growth ...........................     Class A 0.60%                $ 134.03                 2
Multimanager Mid Cap Growth ...........................     Class B 0.00%                $ 202.77                 5
Multimanager Mid Cap Growth ...........................     Class B 0.60%                $ 126.26               174
Multimanager Mid Cap Growth ...........................     Class B 0.80%                $ 195.28                --
Multimanager Mid Cap Growth ...........................     Class B 0.90%                $ 123.99                15
Multimanager Mid Cap Value ............................     Class A 0.00%                $ 225.38                39
Multimanager Mid Cap Value ............................     Class A 0.00%                $ 148.37                 3
Multimanager Mid Cap Value ............................     Class A 0.60%                $ 144.35                 2
Multimanager Mid Cap Value ............................     Class B 0.00%                $ 149.14                70
Multimanager Mid Cap Value ............................     Class B 0.60%                $ 143.85               272
Multimanager Mid Cap Value ............................     Class B 0.80%                $ 142.12                 1
Multimanager Mid Cap Value ............................     Class B 0.90%                $ 141.27                19
Multimanager Small Cap Growth .........................     Class B 0.00%                $ 141.15                27
Multimanager Small Cap Growth .........................     Class B 0.00%                $  96.26                 1
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.72                --
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.78                --
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.90                 7
Multimanager Small Cap Growth .........................     Class B 0.60%                $  96.26                --
Multimanager Small Cap Growth .........................     Class B 0.80%                $  95.78                --
Multimanager Small Cap Growth .........................     Class B 0.90%                $  95.72                --
Multimanager Small Cap Value ..........................     Class A 0.00%                $ 195.65                68
Multimanager Small Cap Value ..........................     Class A 0.60%                $ 190.72                 6
Multimanager Small Cap Value ..........................     Class B 0.00%                $ 207.32                 9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
Multimanager Small Cap Value ..........................     Class B 0.60%                $ 197.34               123
Multimanager Small Cap Value ..........................     Class B 0.60%                $ 192.14                 6
Multimanager Small Cap Value ..........................     Class B 0.80%                $ 193.85                --
Multimanager Small Cap Value ..........................     Class B 0.90%                $ 192.22                 8
Multimanager Small Cap Value ..........................     Class B 0.90%                $ 191.79                --
Multimanager Technology ...............................     Class A 0.00%                $ 265.01                44
Multimanager Technology ...............................     Class A 0.60%                $ 142.97                 3
Multimanager Technology ...............................     Class B 0.00%                $ 217.54                60
Multimanager Technology ...............................     Class B 0.60%                $ 129.34               506
Multimanager Technology ...............................     Class B 0.80%                $ 209.51                 1
Multimanager Technology ...............................     Class B 0.90%                $ 127.01                19
Vanguard VIF Equity Index .............................     Class A 0.60%                $ 135.63                40

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007



                                                             AXA Aggressive         AXA Conservative       AXA Conservative-Plus
                                                               Allocation               Allocation              Allocation
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,461,217  $              394,513  $                419,553
 Expenses:
  Mortality and expense risk charges ..................                 307,246                  39,687                    36,874
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               2,153,971                 354,826                   382,679
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................               2,394,461                  73,680                   126,046
  Realized gain distribution from The Trusts ..........               3,129,007                 168,946                   234,381
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................               5,523,468                 242,626                   360,427
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................              (4,399,854)               (166,099)                 (313,323)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................               1,123,614                  76,527                    47,104
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            3,277,585  $              431,353  $                429,783
                                                         ======================  ======================  ========================


                                                              AXA Moderate          AXA Moderate-Plus      EQ/AllianceBernstein
                                                               Allocation              Allocation              Common Stock
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           49,644,937  $            7,395,436  $             29,736,228
 Expenses:
  Mortality and expense risk charges ..................               8,605,609                 792,416                13,807,409
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................              41,039,328               6,603,020                15,928,819
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              27,834,354               1,876,329                11,043,322
  Realized gain distribution from The Trusts ..........              27,936,424               6,631,227                        --
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              55,770,778               8,507,556                11,043,322
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (10,912,507)             (5,277,939)               51,798,272
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              44,858,271               3,229,617                62,841,594
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           85,897,599  $            9,832,637  $             78,770,413
                                                         ======================  ======================  ========================


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government
                                                               Securities
                                                         ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            6,483,018
 Expenses:
  Mortality and expense risk charges ..................                 629,609
                                                         ----------------------
Net Investment Income (Loss) ..........................               5,853,409
                                                         ----------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                (608,816)
  Realized gain distribution from The Trusts ..........                      --
                                                         ----------------------
 Net realized gain (loss) .............................                (608,816)
                                                         ----------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................               3,789,931
                                                         ----------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................               3,181,115
                                                         ----------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            9,034,524
                                                         ======================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                   EQ/AllianceBernstein
                                                          EQ/AllianceBernstein           Large Cap           EQ/AllianceBernstein
                                                              International               Growth                 Quality Bond
                                                         ----------------------   ----------------------   ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           12,709,749   $                   --   $              6,659,565
 Expenses:
  Mortality and expense risk charges ..................               4,501,932                  576,251                    591,742
                                                         ----------------------   ----------------------   ------------------------
Net Investment Income (Loss) ..........................               8,207,817                 (576,251)                 6,067,823
                                                         ----------------------   ----------------------   ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              34,003,969                2,024,297                    200,171
  Realized gain distribution from The Trusts ..........              75,500,142                       --                         --
                                                         ----------------------   ----------------------   ------------------------
 Net realized gain (loss) .............................             109,504,111                2,024,297                    200,171
                                                         ----------------------   ----------------------   ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (27,665,577)              12,200,683                   (739,570)
                                                         ----------------------   ----------------------   ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              81,838,534               14,224,980                   (539,399)
                                                         ----------------------   ----------------------   ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           90,046,351   $           13,648,729   $              5,528,424
                                                         ======================   ======================   ========================


                                                                                                                   EQ/AXA
                                                EQ/AllianceBernstein      EQ/Alliance                          Rosenberg VIT
                                                     Small Cap             Bernstein           EQ/Ariel          Value Long/
                                                       Growth                Value         Appreciation II      Short Equity
                                               ----------------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................  $                   --   $     12,697,861   $          4,005   $        318,082
 Expenses:
  Mortality and expense risk charges ........               1,213,538          2,413,207              1,413             81,352
                                               ----------------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ................              (1,213,538)        10,284,654              2,592            236,730
                                               ----------------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......              10,871,322         38,237,059             (2,233)            44,587
  Realized gain distribution from The Trusts               35,837,269         51,315,378              4,742                 --
                                               ----------------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ...................              46,708,591         89,552,437              2,509             44,587
                                               ----------------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .............              (9,271,779)      (141,890,296)           (64,584)           147,968
                                               ----------------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................              37,436,812        (52,337,859)           (62,075)           192,555
                                               ----------------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................  $           36,223,274   $    (42,053,205)  $        (59,483)  $        429,285
                                               ======================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              EQ/BlackRock
                                                               Basic Value           EQ/BlackRock          EQ/Boston Advisors
                                                                  Equity          International Value         Equity Income
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,359,396  $            4,011,301  $                113,328
 Expenses:
  Mortality and expense risk charges ..................               1,037,326                 898,634                     2,367
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               1,322,070               3,112,667                   110,961
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................               6,369,573               9,577,333                    83,962
  Realized gain distribution from The Trusts ..........              16,025,031              21,191,338                   376,676
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              22,394,604              30,768,671                   460,638
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (21,732,071)            (14,531,043)                 (483,105)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................                 662,533              16,237,628                   (22,467)
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            1,984,603  $           19,350,295  $                 88,494
                                                         ======================  ======================  ========================


                                                    EQ/Calvert         EQ/Capital            EQ/Capital          EQ/Caywood-Scholl
                                              Socially Responsible   Guardian Growth      Guardian Research      High Yield Bond
                                              --------------------   ----------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ................. $              1,859   $             --   $          1,565,434   $            189,357
 Expenses:
  Mortality and expense risk charges ........                1,927             32,071                627,123                  2,735
                                              --------------------   ----------------   --------------------   --------------------
Net Investment Income (Loss) ................                  (68)           (32,071)               938,311                186,622
                                              --------------------   ----------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......               18,971            215,468              7,334,383                (57,021)
  Realized gain distribution from The Trusts                32,339                 --              1,654,785                     --
                                              --------------------   ----------------   --------------------   --------------------
 Net realized gain (loss) ...................               51,310            215,468              8,989,168                (57,021)
                                              --------------------   ----------------   --------------------   --------------------
 Change in unrealized appreciation
  (depreciation) of investments .............               (8,173)           (42,095)           (13,518,007)              (113,534)
                                              --------------------   ----------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................               43,137            173,373             (4,528,839)              (170,555)
                                              --------------------   ----------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .................. $             43,069   $        141,302   $         (3,590,528)  $             16,067
                                              ====================   ================   ====================   ====================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                EQ/Equity              EQ/Evergreen             EQ/Evergreen
                                                                500 Index          International Bond              Omega
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           11,846,529  $              154,072  $                     --
 Expenses:
  Mortality and expense risk charges ..................               3,790,516                   3,383                    49,525
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               8,056,013                 150,689                   (49,525)
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              18,959,596                  38,801                   210,229
  Realized gain distribution from The Trusts ..........              21,057,663                   1,312                   670,514
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              40,017,259                  40,113                   880,743
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (12,295,673)                  4,630                   (38,961)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              27,721,586                  44,743                   841,782
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           35,777,599  $              195,432  $                792,257
                                                         ======================  ======================  ========================


                                                                              EQ/GAMCO           EQ/GAMCO
                                                               EQ/FI         Mergers and      Small Company    EQ/International
                                                              Mid Cap        Acquisitions         Value             Growth
                                                         ----------------  ----------------  ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $             --  $         16,618  $         84,801  $         42,575
 Expenses:
  Mortality and expense risk charges ..................           609,365             3,176            21,558            16,793
                                                         ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss) ..........................          (609,365)           13,442            63,243            25,782
                                                         ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,681,458              (241)          192,536            43,853
  Realized gain distribution from The Trusts ..........        18,148,357           100,373           695,082           329,328
                                                         ----------------  ----------------  ----------------  ----------------
 Net realized gain (loss) .............................        21,829,815           100,132           887,618           373,181
                                                         ----------------  ----------------  ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................       (11,915,221)         (154,529)         (796,459)         (134,454)
                                                         ----------------  ----------------  ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         9,914,594           (54,397)           91,159           238,727
                                                         ----------------  ----------------  ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      9,305,229  $        (40,955) $        154,402  $        264,509
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               EQ/JPMorgan            EQ/JPMorgan             EQ/Legg Mason
                                                                Core Bond         Value Opportunities          Value Equity
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,749,815  $              636,371  $                     --
 Expenses:
  Mortality and expense risk charges ..................                 224,047                 206,521                     1,839
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               2,525,768                 429,850                    (1,839)
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                (147,569)              1,806,556                     3,135
  Realized gain distribution from The Trusts ..........                      --               6,614,508                    34,832
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................                (147,569)              8,421,064                    37,967
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................                (800,982)             (9,487,928)                 (155,934)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................                (948,551)             (1,066,864)                 (117,967)
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            1,577,217  $             (637,014) $               (119,806)
                                                         ======================  ======================  ========================


                                                                            EQ/Lord Abbett    EQ/Lord Abbett    EQ/Lord Abbett
                                                              EQ/Long         Growth and         Large Cap          Mid Cap
                                                             Term Bond          Income             Core              Value
                                                         ----------------  ----------------  ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $         51,259  $          7,676  $         12,323  $        178,357
 Expenses:
  Mortality and expense risk charges ..................             1,936               757             1,435            32,714
                                                         ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss) ..........................            49,323             6,919            10,888           145,643
                                                         ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................             3,020             2,397             3,339           (11,488)
  Realized gain distribution from The Trusts ..........                --            21,364            45,864         1,415,359
                                                         ----------------  ----------------  ----------------  ----------------
 Net realized gain (loss) .............................             3,020            23,761            49,203         1,403,871
                                                         ----------------  ----------------  ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................            17,805           (34,133)          (39,426)       (2,268,382)
                                                         ----------------  ----------------  ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................            20,825           (10,372)            9,777          (864,511)
                                                         ----------------  ----------------  ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $         70,148  $         (3,453) $         20,665  $       (718,868)
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            EQ/Marsico        EQ/Money         EQ/Montag &
                                                              Focus            Market        Caldwell Growth
                                                         ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $       395,200   $    19,377,585   $        14,157
 Expenses:
  Mortality and expense risk charges ..................          688,157         1,506,413             3,341
                                                         ---------------   ---------------   ---------------
Net Investment Income (Loss) ..........................         (292,957)       17,871,172            10,816
                                                         ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        8,128,401          (191,197)           30,512
  Realized gain distribution from The Trusts ..........       14,131,497                --                --
                                                         ---------------   ---------------   ---------------
 Net realized gain (loss) .............................       22,259,898          (191,197)           30,512
                                                         ---------------   ---------------   ---------------
 Change in unrealized appreciation
  (depreciation) of investments .......................         (715,864)          196,993           105,196
                                                         ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................       21,544,034             5,796           135,708
                                                         ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $    21,251,077   $    17,876,968   $       146,524
                                                         ===============   ===============   ===============


                                                             EQ/PIMCO          EQ/Short          EQ/Small        EQ/T. Rowe Price
                                                           Real Return      Duration Bond      Company Index       Growth Stock
                                                         ----------------  ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        124,718  $        103,356   $        856,759   $         27,295
 Expenses:
  Mortality and expense risk charges ..................             4,941             7,076            261,521             75,307
                                                         ----------------  ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           119,777            96,280            595,238            (48,012)
                                                         ----------------  ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            21,435             8,754          1,615,646            638,889
  Realized gain distribution from The Trusts ..........            44,607                --          3,943,906          1,795,838
                                                         ----------------  ----------------   ----------------   ----------------
 Net realized gain (loss) .............................            66,042             8,754          5,559,552          2,434,727
                                                         ----------------  ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................            74,338           (24,468)        (7,494,643)        (3,057,203)
                                                         ----------------  ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           140,380           (15,714)        (1,935,091)          (622,476)
                                                         ----------------  ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        260,157  $         80,566   $     (1,339,853)  $       (670,488)
                                                         ================  ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                           EQ/Van Kampen
                                                     EQ/UBS Growth      EQ/Van Kampen     Emerging Markets
                                                       and Income          Comstock            Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         36,978   $         20,568   $             --
 Expenses:
  Mortality and expense risk charges .............             7,946              1,291          1,416,176
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            29,032             19,277         (1,416,176)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            40,889             (3,163)        38,931,593
  Realized gain distribution from The Trusts .....                --             39,031         71,163,282
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            40,889             35,868        110,094,875
                                                    ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (256,865)          (127,726)         8,013,956
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (215,976)           (91,858)       118,108,831
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (186,944)  $        (72,581)  $    116,692,655
                                                    ================   ================   ================


                                                           EQ/Van Kampen                        Fidelity VIP
                                                              Mid Cap        EQ/Van Kampen      Asset Manager:     Fidelity VIP
                                                              Growth         Real Estate (a)       Growth           Contrafund
                                                         ----------------   ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $         58,831   $        762,301   $        129,936  $        765,505
 Expenses:
  Mortality and expense risk charges ..................            21,676            119,345                 --                --
                                                         ----------------   ----------------   ----------------  ----------------
Net Investment Income (Loss) ..........................            37,155            642,956            129,936           765,505
                                                         ----------------   ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            93,061          1,233,275            135,486         1,534,617
  Realized gain distribution from The Trusts ..........           576,070            492,264                 --        10,880,103
                                                         ----------------   ----------------   ----------------  ----------------
 Net realized gain (loss) .............................           669,131          1,725,539            135,486        12,414,720
                                                         ----------------   ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................          (413,886)        (9,635,499)           324,882        (6,926,004)
                                                         ----------------   ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           255,245         (7,909,960)           460,368         5,488,716
                                                         ----------------   ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        292,400   $     (7,267,004)  $        590,304  $      6,254,221
                                                         ================   ================   ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                             Fidelity VIP
                                                           Fidelity VIP         Growth &        Fidelity VIP
                                                          Equity- Income         Income         High Income
                                                         ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        179,111   $        187,083  $        805,418
 Expenses:
  Mortality and expense risk charges ..................                --                 --                --
                                                         ----------------   ----------------  ----------------
Net Investment Income (Loss) ..........................           179,111            187,083           805,418
                                                         ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           327,625            142,738           187,298
  Realized gain distribution from The Trusts ..........           804,028                 --                --
                                                         ----------------   ----------------  ----------------
 Net realized gain (loss) .............................         1,131,653            142,738           187,298
                                                         ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................        (1,183,913)           109,658          (659,517)
                                                         ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           (52,260)           252,396          (472,219)
                                                         ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        126,851   $        439,479  $        333,199
                                                         ================   ================  ================


                                                      Fidelity VIP
                                                       Investment        Fidelity VIP      Fidelity VIP       Fidelity VIP
                                                       Grade Bond           Mid Cap           Value         Value Strategies
                                                    ----------------   ----------------  ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        349,327   $      3,183,108  $        297,111   $        558,391
 Expenses:
  Mortality and expense risk charges .............                --                 --                --                 --
                                                    ----------------   ----------------  ----------------   ----------------
Net Investment Income (Loss) .....................           349,327          3,183,108           297,111            558,391
                                                    ----------------   ----------------  ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            (1,057)           979,981           391,756            124,053
  Realized gain distribution from The Trusts .....                --                 --           223,444                 --
                                                    ----------------   ----------------  ----------------   ----------------
 Net realized gain (loss) ........................            (1,057)           979,981           615,200            124,053
                                                    ----------------   ----------------  ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            35,759            721,494        (1,007,984)          (803,480)
                                                    ----------------   ----------------  ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            34,702          1,701,475          (392,784)          (679,427)
                                                    ----------------   ----------------  ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        384,029   $      4,884,583  $        (95,673)  $       (121,036)
                                                    ================   ================  ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        MarketPLUS        MarketPLUS         MarketPLUS
                                                      International       Large Cap           Large Cap
                                                          Core               Core              Growth
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         66,586   $        161,972   $        638,475
 Expenses:
  Mortality and expense risk charges .............            85,073             74,279            923,974
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (18,487)            87,693           (285,499)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,125,363            635,883          4,185,244
  Realized gain distribution from The Trusts .....         3,203,965          2,681,918                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         4,329,328          3,317,801          4,185,244
                                                    ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,334,997)        (3,011,729)        20,049,367
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,994,331            306,072         24,234,611
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      1,975,844   $        393,765   $     23,949,112
                                                    ================   ================   ================


                                                           MarketPLUS
                                                             Mid Cap         Multimanager        Multimanager       Multimanager
                                                              Value        Aggressive Equity       Core Bond        Health Care
                                                         ---------------   -----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     2,890,926   $         523,933   $      3,172,086   $             --
 Expenses:
  Mortality and expense risk charges ..................        1,390,229           3,058,129            292,127            116,938
                                                         ---------------   -----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................        1,500,697          (2,534,196)         2,879,959           (116,938)
                                                         ---------------   -----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        6,973,968          10,854,636           (226,900)           642,925
  Realized gain distribution from The Trusts ..........       64,795,292                  --                 --          2,473,418
                                                         ---------------   -----------------   ----------------   ----------------
 Net realized gain (loss) .............................       71,769,260          10,854,636           (226,900)         3,116,343
                                                         ---------------   -----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................      (77,445,774)         47,430,399          1,768,997           (476,716)
                                                         ---------------   -----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................       (5,676,514)         58,285,035          1,542,097          2,639,627
                                                         ---------------   -----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $    (4,175,817)  $      55,750,839   $      4,422,056   $      2,522,689
                                                         ===============   =================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                         Multimanager      Multimanager
                                                      Multimanager      International       Large Cap
                                                       High Yield           Equity         Core Equity
                                                    ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     15,090,164   $        620,886  $         50,010
 Expenses:
  Mortality and expense risk charges .............           943,001            363,382            28,692
                                                    ----------------   ----------------  ----------------
Net Investment Income (Loss) .....................        14,147,164            257,504            21,318
                                                    ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (886,970)         3,508,913           305,569
  Realized gain distribution from The Trusts .....                --          4,749,593           641,035
                                                    ----------------   ----------------  ----------------
 Net realized gain (loss) ........................          (886,970)         8,258,506           946,604
                                                    ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,338,297)           196,381          (621,299)
                                                    ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,225,267)         8,454,887           325,305
                                                    ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      5,921,897   $      8,712,391  $        346,623
                                                    ================   ================  ================


                                                      Multimanager       Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap            Mid Cap
                                                         Growth              Value             Growth             Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        500,120   $             --   $             --
 Expenses:
  Mortality and expense risk charges .............            64,899            176,668            146,003            267,613
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (64,899)           323,452           (146,003)          (267,613)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           609,926          1,469,554            518,040            283,196
  Realized gain distribution from The Trusts .....         2,435,722          4,322,867          3,584,871          5,513,364
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,045,648          5,792,421          4,102,911          5,796,560
                                                    ----------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (939,710)        (5,021,038)           (81,060)        (5,621,764)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         2,105,938            771,383          4,021,851            174,796
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      2,041,039   $      1,094,835   $      3,875,848   $        (92,817)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                           Multimanager       Multimanager      Multimanager        Vanguard VIF
                                                         Small Cap Growth    Small Cap Value     Technology         Equity Index
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $             --   $        190,629   $             --   $         70,606
 Expenses:
  Mortality and expense risk charges ..................             1,672            211,811            380,488             30,255
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................            (1,672)           (21,182)          (380,488)            40,351
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            79,810             44,546          4,948,261             74,709
  Realized gain distribution from The Trusts ..........           418,210          3,972,637                 --            175,763
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           498,020          4,017,183          4,948,261            250,472
                                                         ----------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................          (489,445)        (9,042,331)         8,130,609            (87,065)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................             8,575         (5,025,148)        13,078,870            163,407
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $          6,903   $     (5,046,330)  $     12,698,382   $        203,758
                                                         ================   ================   ================   ================

-------
(a) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                           2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      2,153,971   $        907,628
 Net realized gain (loss) on investments .........         5,523,468          1,183,455
 Change in unrealized appreciation
  (depreciation) on investments ..................        (4,399,854)         2,723,125
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,277,585          4,814,208
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        17,538,824          8,549,839
  Transfers between funds and guaranteed
   interest account, net .........................        37,054,140         19,801,084
  Transfers for contract benefits and
   terminations ..................................        (1,930,999)        (1,186,512)
  Contract maintenance charges ...................        (4,735,011)        (2,042,537)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        47,926,954         25,121,874
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............             4,504            257,264
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        51,209,043         30,193,346
Net Assets -- Beginning of Period ................        46,840,824         16,647,478
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     98,049,867   $     46,840,824
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               267                182
 Redeemed ........................................               (42)               (54)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               225                128
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               101                 43
 Redeemed ........................................               (29)                (6)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                72                 37
                                                    ----------------   ----------------



                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        354,826   $        169,397   $        382,679   $        176,162
 Net realized gain (loss) on investments .........           242,626             65,424            360,427            138,400
 Change in unrealized appreciation
  (depreciation) on investments ..................          (166,099)            32,645           (313,323)           125,103
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           431,353            267,466            429,783            439,665
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,074,340            878,841          2,506,650          1,325,746
  Transfers between funds and guaranteed
   interest account, net .........................         4,937,021          1,426,888          4,589,173          1,549,507
  Transfers for contract benefits and
   terminations ..................................          (437,955)           (42,498)          (291,782)          (384,173)
  Contract maintenance charges ...................          (770,197)          (330,319)          (705,546)          (446,519)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,803,209          1,932,912          6,098,495          2,044,561
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (19,310)             2,000            (14,638)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,234,562          2,181,068          6,530,278          2,469,588
Net Assets -- Beginning of Period ................         5,237,922          3,056,854          6,379,166          3,909,578
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     10,472,484   $      5,237,922   $     12,909,444   $      6,379,166
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                68                 23                 54                 32
 Redeemed ........................................               (32)                (9)               (16)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                36                 14                 38                 14
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                12                  9                 11                  8
 Redeemed ........................................                (7)                (6)                (3)                (5)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                  3                  8                  3
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Moderate
                                                                 Allocation
                                                    -----------------------------------
                                                           2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     41,039,328   $     33,123,358
 Net realized gain (loss) on investments .........        55,770,778         34,702,287
 Change in unrealized appreciation
  (depreciation) on investments ..................       (10,912,507)        69,386,076
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        85,897,599        137,211,721
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........       104,942,996        103,615,827
  Transfers between funds and guaranteed
   interest account, net .........................       (21,287,786)       (30,042,359)
  Transfers for contract benefits and
   terminations ..................................       (78,667,781)       (78,711,271)
  Contract maintenance charges ...................       (85,265,192)       (86,591,001)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (80,277,763)       (91,728,804)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............          (130,312)           240,936
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,489,524         45,723,853
Net Assets -- Beginning of Period ................     1,483,390,263      1,437,666,410
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $  1,488,879,787   $  1,483,390,263
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               104                342
 Redeemed ........................................              (247)              (495)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (143)              (153)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                94                138
 Redeemed ........................................               (47)              (159)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                47                (21)
                                                    ----------------   ----------------


                                                            AXA Moderate-Plus                   EQ/AllianceBernstein
                                                               Allocation                            Common Stock
                                                    -----------------------------------   -----------------------------------
                                                           2007             2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      6,603,020   $      2,811,203   $     15,928,819   $     21,115,563
 Net realized gain (loss) on investments .........         8,507,556          2,136,363         11,043,322        (16,570,826)
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,277,939)         6,508,414         51,798,272        234,482,801
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,832,637         11,455,980         78,770,413        239,027,538
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        44,722,425         25,926,378        163,283,052        177,758,272
  Transfers between funds and guaranteed
   interest account, net .........................        95,305,921         56,453,126       (136,328,284)      (114,937,624)
  Transfers for contract benefits and
   terminations ..................................        (4,954,845)        (3,222,935)      (121,807,238)      (121,674,127)
  Contract maintenance charges ...................       (13,132,102)        (6,724,193)      (124,789,121)      (130,641,580)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       121,941,399         72,432,376       (219,641,591)      (189,495,059)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                82            (66,884)            15,874           (166,369)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       131,774,118         83,821,472       (140,855,304)        49,366,110
Net Assets -- Beginning of Period ................       129,458,993         45,637,521      2,485,915,752      2,436,549,642
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    261,233,111   $    129,458,993   $  2,345,060,448   $  2,485,915,752
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               624                503                 64                360
 Redeemed ........................................               (57)              (114)              (320)              (581)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               567                389               (256)              (221)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               252                170                 56                296
 Redeemed ........................................               (21)               (32)              (152)              (341)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               231                138                (96)               (45)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      5,853,409   $      5,099,620
 Net realized gain (loss) on investments .........          (608,816)        (1,796,470)
 Change in unrealized appreciation
  (depreciation) on investments ..................         3,789,931            529,245
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,034,524          3,832,395
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        14,206,641         18,471,242
  Transfers between funds and guaranteed
   interest account, net .........................        (1,418,273)       (12,616,385)
  Transfers for contract benefits and
   terminations ..................................        (5,746,701)       (10,731,596)
  Contract maintenance charges ...................        (8,597,028)        (9,335,198)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,555,361)       (14,211,937)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               413           (126,580)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,479,576        (10,506,122)
Net Assets -- Beginning of Period ................       136,254,211        146,760,333
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    143,733,787   $    136,254,211
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               142                204
 Redeemed ........................................              (147)              (267)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (63)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                27                 63
 Redeemed ........................................               (27)               (73)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                (10)
                                                    ----------------   ----------------


                                                           EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                              International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      8,207,817   $      8,109,683   $       (576,251)  $       (576,639)
 Net realized gain (loss) on investments .........       109,504,111         75,691,358          2,024,297          2,672,958
 Change in unrealized appreciation
  (depreciation) on investments ..................       (27,665,577)        66,443,492         12,200,683         (3,658,129)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        90,046,351        150,244,533         13,648,729         (1,561,810)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        52,399,597         49,448,222         12,680,969         15,163,468
  Transfers between funds and guaranteed
   interest account, net .........................        (2,781,259)        10,016,514         (2,412,360)        (5,095,300)
  Transfers for contract benefits and
   terminations ..................................       (39,479,139)       (35,718,856)        (4,926,900)        (6,198,790)
  Contract maintenance charges ...................       (32,230,371)       (31,206,510)        (7,006,981)        (7,562,326)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (22,091,172)        (7,460,630)        (1,665,272)        (3,692,948)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           (15,549)           477,581                 --           (196,991)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        67,939,630        143,261,484         11,983,457         (5,451,749)
Net Assets -- Beginning of Period ................       794,909,661        651,648,177        106,487,503        111,939,252
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    862,849,291   $    794,909,661   $    118,470,960   $    106,487,503
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               188                514                 11                 28
 Redeemed ........................................              (306)              (570)                (6)               (15)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (118)               (56)                 5                 13
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                64                126                146                475
 Redeemed ........................................               (41)              (106)              (186)              (554)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                23                 20                (40)               (79)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      6,067,823   $      4,789,822
 Net realized gain (loss) on investments .........           200,171           (597,727)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (739,570)           410,649
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,528,424          4,602,744
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        10,616,404         12,860,127
  Transfers between funds and guaranteed
   interest account, net .........................        (4,501,533)        (7,210,175)
  Transfers for contract benefits and
   terminations ..................................        (6,295,045)        (7,850,649)
  Contract maintenance charges ...................        (6,940,845)        (7,302,955)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (7,121,019)        (9,503,652)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (154,670)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (1,592,595)        (5,055,578)
Net Assets -- Beginning of Period ................       133,445,532        138,501,110
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    131,852,937   $    133,445,532
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               109                310
 Redeemed ........................................              (134)              (354)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (25)               (44)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                16                 54
 Redeemed ........................................               (32)               (63)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (16)                (9)
                                                    ----------------   ----------------


                                                          EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                            Small Cap Growth                       Value (d) (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (1,213,538)  $     (1,151,382)  $     10,284,654   $      3,254,225
 Net realized gain (loss) on investments .........        46,708,591         31,819,888         89,552,437         27,338,802
 Change in unrealized appreciation
  (depreciation) on investments ..................        (9,271,779)       (12,202,371)      (141,890,296)        20,025,485
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        36,223,274         18,466,135        (42,053,205)        50,618,512
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        20,647,316         21,509,026         42,605,297         27,785,019
  Transfers between funds and guaranteed
   interest account, net .........................       (16,469,190)        (7,272,916)       512,948,603         15,859,712
  Transfers for contract benefits and
   terminations ..................................       (11,509,351)       (11,506,643)       (22,488,419)       (11,223,334)
  Contract maintenance charges ...................       (10,303,803)       (10,749,177)       (23,027,853)       (12,108,317)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (17,635,028)        (8,019,710)       510,037,628         20,313,080
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           (20,848)          (158,745)           490,247           (144,405)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,567,398         10,287,680        468,474,670         70,787,187
Net Assets -- Beginning of Period ................       232,118,781        221,831,101        306,330,949        235,543,762
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    250,686,179   $    232,118,781   $    774,805,619   $    306,330,949
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                84                274              3,766                 75
 Redeemed ........................................              (150)              (311)              (422)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (66)               (37)             3,344                 50
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                19                 82                829                506
 Redeemed ........................................               (42)               (94)            (1,240)              (436)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (23)               (12)              (411)                70
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/AXA Rosenberg
                                                               EQ/Ariel                            VIT Value Long/
                                                            Appreciation II                         Short Equity
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                 2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $          2,592   $            293   $        236,730   $        358,369
 Net realized gain (loss) on investments .........             2,509                 36             44,587            276,931
 Change in unrealized appreciation
  (depreciation) on investments ..................           (64,584)             2,777            147,968           (529,323)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (59,483)             3,106            429,285            105,977
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           149,381             33,131          1,900,789          1,463,924
  Transfers between funds and guaranteed
   interest account, net .........................           590,215              8,141           (227,121)         1,832,745
  Transfers for contract benefits and
   terminations ..................................               (53)                --           (745,057)          (394,241)
  Contract maintenance charges ...................           (16,189)            (4,835)          (668,291)          (515,544)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           723,354             36,437            260,320          2,386,884
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (97)               108            100,152            (63,347)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           663,774             39,651            789,757          2,429,514
Net Assets -- Beginning of Period ................            40,462                811         15,307,922         12,878,408
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $        704,236   $         40,462   $     16,097,679   $     15,307,922
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 5                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 2                 --                 54                116
 Redeemed ........................................                --                 --                (52)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 2                 --                  2                 22
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/BlackRock
                                                             Basic Value Equity
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      1,322,070   $      4,693,663
 Net realized gain (loss) on investments .........        22,394,604         14,033,880
 Change in unrealized appreciation
  (depreciation) on investments ..................       (21,732,071)        17,430,944
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,984,603         36,158,487
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,333,112         19,275,299
  Transfers between funds and guaranteed
   interest account, net .........................       (11,263,303)       (10,316,986)
  Transfers for contract benefits and
   terminations ..................................        (9,702,807)       (10,236,266)
  Contract maintenance charges ...................        (9,738,549)        (9,471,400)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (12,371,547)       (10,749,353)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (97,667)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       (10,386,944)        25,311,467
Net Assets -- Beginning of Period ................       213,241,722        187,930,255
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    202,854,778   $    213,241,722
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                19                 33
 Redeemed ........................................                (8)               (19)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                11                 14
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                63                183
 Redeemed ........................................              (115)              (242)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (52)               (59)
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/BlackRock
                                                             International Value
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      3,112,667   $      5,255,539
 Net realized gain (loss) on investments .........        30,768,671         14,881,784
 Change in unrealized appreciation
  (depreciation) on investments ..................       (14,531,043)        17,413,257
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        19,350,295         37,550,580
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,094,361         16,925,046
  Transfers between funds and guaranteed
   interest account, net .........................        (3,557,351)         6,052,626
  Transfers for contract benefits and
   terminations ..................................        (7,929,250)        (6,843,363)
  Contract maintenance charges ...................        (8,005,438)        (6,907,725)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,397,678)         9,226,584
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (135)          (120,159)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,952,482         46,657,005
Net Assets -- Beginning of Period ................       195,605,061        148,948,056
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    213,557,543   $    195,605,061
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                27                 44
 Redeemed ........................................               (10)               (19)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                17                 25
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               134                318
 Redeemed ........................................              (161)              (297)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (28)                21
                                                    ----------------   ----------------


                                                            EQ/Boston Advisors                        EQ/Calvert
                                                               Equity Income                     Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        110,961   $         62,963   $            (68)  $         (1,176)
 Net realized gain (loss) on investments .........           460,638            144,947             51,310              4,569
 Change in unrealized appreciation
  (depreciation) on investments ..................          (483,105)           142,311             (8,173)             7,721
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            88,494            350,221             43,069             11,114
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,434,632          1,057,061             76,867             47,677
  Transfers between funds and guaranteed
   interest account, net .........................         1,750,805            772,778            506,175             70,364
  Transfers for contract benefits and
   terminations ..................................           (87,404)           (14,033)           (58,338)            (8,058)
  Contract maintenance charges ...................          (280,926)          (212,184)           (18,444)            (8,975)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,817,107          1,603,622            506,260            101,008
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (1,435)             1,433                 --               (278)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,904,166          1,955,276            549,329            111,844
Net Assets -- Beginning of Period ................         3,237,209          1,281,933            315,129            203,285
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,141,375   $      3,237,209   $        864,458   $        315,129
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                19                 --                 --                 --
 Redeemed ........................................                (2)                --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                17                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                13                 19                  6                  2
 Redeemed ........................................                (4)                (5)                (1)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 14                  5                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/Capital
                                                               Guardian Growth
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (32,071)  $        (11,050)
 Net realized gain (loss) on investments .........           215,468             60,230
 Change in unrealized appreciation
  (depreciation) on investments ..................           (42,095)           206,145
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           141,302            255,325
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           487,035            205,966
  Transfers between funds and guaranteed
   interest account, net .........................         3,104,279          1,757,244
  Transfers for contract benefits and
   terminations ..................................          (190,717)           (58,153)
  Contract maintenance charges ...................          (177,424)           (96,168)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,223,173          1,808,889
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (41,439)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,364,475          2,022,775
Net Assets -- Beginning of Period ................         4,397,693          2,374,918
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $      7,762,168   $      4,397,693
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 3                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 3                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                40                 30
 Redeemed ........................................               (10)                (9)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                30                 21
                                                    ----------------   ----------------


                                                                EQ/Capital                       EQ/Caywood-Scholl
                                                           Guardian Research (a)                  High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        938,311   $         56,845   $        186,622   $          7,301
 Net realized gain (loss) on investments .........         8,989,168          5,740,870            (57,021)               520
 Change in unrealized appreciation
  (depreciation) on investments ..................       (13,518,007)         3,871,453           (113,534)            (1,405)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (3,590,528)         9,669,168             16,067              6,416
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,955,906          7,201,215            563,807            105,648
  Transfers between funds and guaranteed
   interest account, net .........................        68,160,275         (2,880,779)         1,428,390             35,933
  Transfers for contract benefits and
   terminations ..................................        (4,796,089)        (4,774,994)           (12,672)               (36)
  Contract maintenance charges ...................        (5,576,526)        (4,393,941)           (72,977)           (14,617)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        66,743,566         (4,848,499)         1,906,548            126,928
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           254,994           (181,787)              (582)               580
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        63,408,032          4,638,882          1,922,033            133,924
Net Assets -- Beginning of Period ................        89,949,922         85,311,040            140,568              6,644
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    153,357,954   $     89,949,922   $      2,062,601   $        140,568
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                65                  2                 --                 --
 Redeemed ........................................                (5)                (2)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                60                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               494                142                 42                  1
 Redeemed ........................................              (134)              (178)               (23)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               360                (36)                19                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Equity 500 Index
                                                    -----------------------------------
                                                        2007             2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      8,056,013   $      9,095,239
 Net realized gain (loss) on investments .........        40,017,259         35,528,229
 Change in unrealized appreciation
  (depreciation) on investments ..................       (12,295,673)        55,581,211
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        35,777,599        100,204,679
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        60,309,665         61,145,324
  Transfers between funds and guaranteed
   interest account, net .........................       (18,178,443)       (36,208,848)
  Transfers for contract benefits and
   terminations ..................................       (47,662,604)       (46,720,919)
  Contract maintenance charges ...................       (35,932,482)       (36,790,957)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (41,463,864)       (58,575,400)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (447)          (139,679)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (5,686,712)        41,489,600
Net Assets -- Beginning of Period ................       755,956,764        714,467,164
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    750,270,052   $    755,956,764
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               131                350
 Redeemed ........................................              (239)              (534)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (108)              (184)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                98                221
 Redeemed ........................................              (122)              (238)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (24)               (17)
                                                    ----------------   ----------------


                                                              EQ/Evergreen
                                                           International Bond                    EQ/Evergreen Omega
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        150,689   $            412   $        (49,525)  $        142,914
 Net realized gain (loss) on investments .........            40,113               (162)           880,743          1,044,906
 Change in unrealized appreciation
  (depreciation) on investments ..................             4,630             (2,621)           (38,961)          (729,118)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           195,432             (2,371)           792,257            458,702
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           315,192             38,423          1,182,145            721,799
  Transfers between funds and guaranteed
   interest account, net .........................         5,738,626            225,114          3,997,076         (1,478,872)
  Transfers for contract benefits and
   terminations ..................................            (6,438)                (1)          (543,669)          (332,549)
  Contract maintenance charges ...................           (73,839)            (5,650)          (388,481)          (393,454)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,973,541            257,886          4,247,071         (1,483,076)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (2,813)             2,815                 --            (97,958)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,166,160            258,330          5,039,328         (1,122,332)
Net Assets -- Beginning of Period ................           269,839             11,509          8,725,925          9,848,257
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,435,999   $        269,839   $     13,765,253   $      8,725,925
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                57                  5                  3                 --
 Redeemed ........................................                (9)                (3)                (1)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                48                  2                  2                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 8                  1                 64                 54
 Redeemed ........................................                (1)                --                (28)               (71)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  1                 36                (17)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/FI Mid Cap
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (609,365)  $      3,369,159
 Net realized gain (loss) on investments .........        21,829,815          6,953,727
 Change in unrealized appreciation
  (depreciation) on investments ..................       (11,915,221)         1,910,434
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,305,229         12,233,320
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        14,395,811         15,311,946
  Transfers between funds and guaranteed
   interest account, net .........................          (881,343)        (3,753,541)
  Transfers for contract benefits and
   terminations ..................................        (6,639,049)        (4,659,916)
  Contract maintenance charges ...................        (5,998,479)        (5,822,794)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           876,940          1,075,695
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (208,139)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,182,169         13,100,876
Net Assets -- Beginning of Period ................       123,841,561        110,740,685
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    134,023,730   $    123,841,561
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                23                 42
 Redeemed ........................................               (13)               (18)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                 24
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               113                262
 Redeemed ........................................              (125)              (291)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (29)
                                                    ----------------   ----------------


                                                                 EQ/GAMCO                              EQ/GAMCO
                                                         Mergers and Acquisitions                Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         13,442   $          3,770   $         63,243   $         47,947
 Net realized gain (loss) on investments .........           100,132                543            887,618            183,977
 Change in unrealized appreciation
  (depreciation) on investments ..................          (154,529)            (1,147)          (796,459)           273,267
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (40,955)             3,166            154,402            505,191
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           476,818             69,700          4,115,445          1,574,859
  Transfers between funds and guaranteed
   interest account, net .........................         2,039,343             25,269         12,642,732            738,829
  Transfers for contract benefits and
   terminations ..................................           (54,110)                (5)          (238,685)           (37,339)
  Contract maintenance charges ...................           (61,837)            (6,589)          (700,822)          (310,167)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,400,214             88,375         15,818,670          1,966,182
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (1,394)             1,425             (4,169)             4,171
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,357,865             92,966         15,968,903          2,475,544
Net Assets -- Beginning of Period ................            96,429              3,463          4,234,888          1,759,344
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      2,454,294   $         96,429   $     20,203,791   $      4,234,888
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                30                  1                159                 23
 Redeemed ........................................                (7)                --                (21)                (8)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                23                  1                138                 15
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/JPMorgan
                                                         EQ/International Growth                   Core Bond (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         25,782   $            448   $      2,525,768   $      1,953,725
 Net realized gain (loss) on investments .........           373,181              1,232           (147,569)           (34,693)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (134,454)             5,559           (800,982)          (238,223)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           264,509              7,239          1,577,217          1,680,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,097,284             63,119         10,145,646          9,077,024
  Transfers between funds and guaranteed
   interest account, net .........................         9,097,500             10,753          7,157,848          9,307,929
  Transfers for contract benefits and
   terminations ..................................           (32,096)               (15)        (3,678,345)        (1,748,039)
  Contract maintenance charges ...................          (159,107)            (8,235)        (3,256,180)        (2,720,115)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,003,581             65,622         10,368,969         13,916,799
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (355)               354              4,929           (101,007)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,267,735             73,215         11,951,115         15,496,601
Net Assets -- Beginning of Period ................            78,845              5,630         49,766,722         34,270,121
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     10,346,580   $         78,845   $     61,717,837   $     49,766,722
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 53                 78
 Redeemed ........................................                --                 --                (14)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 39                 45
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               115                  1                 86                110
 Redeemed ........................................               (21)                --                (45)               (47)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                94                  1                 41                 63
                                                    ----------------   ----------------   ----------------   ----------------


                                                                EQ/JPMorgan
                                                             Value Opportunities
                                                    -----------------------------------
                                                         2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        429,850   $      1,572,582
 Net realized gain (loss) on investments .........         8,421,064          2,538,408
 Change in unrealized appreciation
  (depreciation) on investments ..................        (9,487,928)         2,597,786
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (637,014)         6,708,776
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         3,413,708          2,899,192
  Transfers between funds and guaranteed
   interest account, net .........................           121,337          3,423,024
  Transfers for contract benefits and
   terminations ..................................        (2,010,585)        (1,806,984)
  Contract maintenance charges ...................        (1,930,192)        (1,771,854)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (405,732)         2,743,378
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (27)          (256,541)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (1,042,773)         9,195,613
Net Assets -- Beginning of Period ................        43,447,615         34,252,002
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     42,404,842   $     43,447,615
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 5                  2
 Redeemed ........................................                (1)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 4                  1
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                53                 95
 Redeemed ........................................               (58)               (81)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                14
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Legg Mason
                                                               Value Equity
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         (1,839)  $             87
 Net realized gain (loss) on investments .........            37,967               (549)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (155,934)            21,901
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (119,806)            21,439
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           256,474            104,066
  Transfers between funds and guaranteed
   interest account, net .........................         1,423,835            167,158
  Transfers for contract benefits and
   terminations ..................................            (8,757)                --
  Contract maintenance charges ...................           (55,857)           (23,480)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,615,695            247,744
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (631)               684
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,495,258            269,867
Net Assets -- Beginning of Period ................           286,225             16,358
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $      1,781,483   $        286,225
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                13                 --
 Redeemed ........................................                (1)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                12                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 5                  3
 Redeemed ........................................                (2)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 3                  3
                                                    ----------------   ----------------


                                                                                                   EQ/Lord Abbett
                                                              EQ/Long Term Bond                   Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         49,323   $          2,404   $          6,919   $            545
 Net realized gain (loss) on investments .........             3,020               (105)            23,761                482
 Change in unrealized appreciation
  (depreciation) on investments ..................            17,805               (448)           (34,133)             4,848
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            70,148              1,851             (3,453)             5,875
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           218,193             51,182            147,828             55,563
  Transfers between funds and guaranteed
   interest account, net .........................         1,092,191             14,432            460,892             15,128
  Transfers for contract benefits and
   terminations ..................................           (23,667)              (114)            (3,838)               (11)
  Contract maintenance charges ...................           (36,571)            (8,657)           (25,920)            (5,270)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,250,146             56,843            578,962             65,410
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (105)               120                 20                306
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,320,189             58,814            575,529             71,591
Net Assets -- Beginning of Period ................            65,784              6,970             79,497              7,906
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,385,973   $         65,784   $        655,026   $         79,497
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 7                 --                  4                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                 --                  4                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 7                  1                  3                  1
 Redeemed ........................................                (1)                --                 (1)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 6                  1                  2                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Lord Abbett                       EQ/Lord Abbett
                                                              Large Cap Core                      Mid Cap Value (f)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         10,888   $            178   $        145,643   $          1,080
 Net realized gain (loss) on investments .........            49,203                206          1,403,871                822
 Change in unrealized appreciation
  (depreciation) on investments ..................           (39,426)             1,195         (2,268,382)            10,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            20,665              1,579           (718,868)            12,037
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           365,950             17,629          1,302,904             96,747
  Transfers between funds and guaranteed
   interest account, net .........................         1,212,311              6,013         22,971,065             28,776
  Transfers for contract benefits and
   terminations ..................................            (3,379)                (1)          (229,633)                (1)
  Contract maintenance charges ...................           (26,473)            (3,188)          (489,171)           (10,017)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,548,409             20,453         23,555,165            115,505
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                18                 --            107,561                171
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,569,092             22,032         22,943,858            127,713
Net Assets -- Beginning of Period ................            23,149              1,117            148,210             20,497
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,592,241   $         23,149   $     23,092,068   $        148,210
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 --                283                 --
 Redeemed ........................................                (1)                --                (40)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                 --                243                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 4                 --                  3                  1
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 4                 --                  3                  1
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (292,957)  $        482,942
 Net realized gain (loss) on investments .........        22,259,898          8,225,503
 Change in unrealized appreciation
  (depreciation) on investments ..................          (715,864)         3,097,670
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        21,251,077         11,806,115
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,918,537         18,604,151
  Transfers between funds and guaranteed
   interest account, net .........................         1,976,599         16,678,433
  Transfers for contract benefits and
   terminations ..................................        (7,333,086)        (5,954,995)
  Contract maintenance charges ...................        (7,194,613)        (6,587,373)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,367,437         22,740,216
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (138,582)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        27,618,514         34,407,749
Net Assets -- Beginning of Period ................       152,765,809        118,358,060
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    180,384,323   $    152,765,809
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                46                 85
 Redeemed ........................................               (14)               (31)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                32                 54
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               143                305
 Redeemed ........................................              (142)              (212)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 1                 93
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Money Market
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     17,871,172   $     13,809,864
 Net realized gain (loss) on investments .........          (191,197)          (834,831)
 Change in unrealized appreciation
  (depreciation) on investments ..................           196,993            849,855
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,876,968         13,824,888
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........       117,811,410        132,141,546
  Transfers between funds and guaranteed
   interest account, net .........................        36,761,315        (12,784,919)
  Transfers for contract benefits and
   terminations ..................................       (49,873,961)       (51,706,250)
  Contract maintenance charges ...................       (27,840,380)       (28,205,691)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        76,858,384         39,444,686
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           119,913           (119,236)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        94,855,265         53,150,338
Net Assets -- Beginning of Period ................       353,532,182        300,381,844
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    448,387,447   $    353,532,182
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1,615              2,875
 Redeemed ........................................            (1,165)            (2,606)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               450                269
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               389                357
 Redeemed ........................................              (403)              (383)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (14)               (26)
                                                    ----------------   ----------------


                                                               EQ/Montag &                             EQ/PIMCO
                                                             Caldwell Growth                         Real Return
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         10,816   $            872   $        119,777   $         11,287
 Net realized gain (loss) on investments .........            30,512              1,937             66,042               (120)
 Change in unrealized appreciation
  (depreciation) on investments ..................           105,196             27,671             74,338            (12,245)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           146,524             30,480            260,157             (1,078)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           320,507            242,359            760,412            189,163
  Transfers between funds and guaranteed
   interest account, net .........................         4,333,664             73,288          4,420,925            132,070
  Transfers for contract benefits and
   terminations ..................................           (25,776)            (2,239)           (29,273)               (93)
  Contract maintenance charges ...................           (85,239)           (50,972)          (108,679)           (26,873)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,543,156            262,436          5,043,385            294,267
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                63                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,743            292,916          5,303,542            293,189
Net Assets -- Beginning of Period ................           472,019            179,103            311,966             18,777
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      5,161,762   $        472,019   $      5,615,508   $        311,966
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                31                 --                 --                 --
 Redeemed ........................................                (2)                --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                29                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                10                  3                 57                  3
 Redeemed ........................................                (1)                (1)                (9)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                  2                 48                  3
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Short                              EQ/Small
                                                             Duration Bond                         Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         96,280   $          2,060   $        595,238   $        445,470
 Net realized gain (loss) on investments .........             8,754                 28          5,559,552          3,588,389
 Change in unrealized appreciation
  (depreciation) on investments ..................           (24,468)              (753)        (7,494,643)         2,063,433
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            80,566              1,335         (1,339,853)         6,097,292
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           159,052             18,933          6,741,220          5,758,277
  Transfers between funds and guaranteed
   interest account, net .........................         1,022,957             43,097          3,693,657          7,369,015
  Transfers for contract benefits and
   terminations ..................................               (70)                (5)        (2,024,443)        (1,360,579)
  Contract maintenance charges ...................           (38,702)            (4,230)        (2,295,789)        (1,788,335)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,143,237             57,795          6,114,645          9,978,378
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 (2)                --           (126,031)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,223,803             59,128          4,774,792         15,949,640
Net Assets -- Beginning of Period ................            61,679              2,551         48,276,119         32,326,480
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,285,482   $         61,679   $     53,050,911   $     48,276,119
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                27                 --                 60                233
 Redeemed ........................................               (20)                --                (42)              (193)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                 --                 18                 40
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                20                  1                 33                 32
 Redeemed ........................................               (17)                --                (23)               (20)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 3                  1                 10                 12
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/T. Rowe Price
                                                             Growth Stock (b)
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (48,012)  $             --
 Net realized gain (loss) on investments .........         2,434,727              3,652
 Change in unrealized appreciation
  (depreciation) on investments ..................        (3,057,203)           (15,421)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (670,488)           (11,769)
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,852,021            402,049
  Transfers between funds and guaranteed
   interest account, net .........................        31,917,664            (10,137)
  Transfers for contract benefits and
   terminations ..................................          (558,218)            (1,879)
  Contract maintenance charges ...................          (792,835)           (52,495)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        32,418,632            337,538
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           210,066                 --
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        31,958,210            325,769
Net Assets -- Beginning of Period ................           660,949            335,180
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     32,619,159   $        660,949
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 --
 Redeemed ........................................                (1)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                11                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               337                  4
 Redeemed ........................................               (34)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               303                  3
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/UBS                             EQ/Van Kampen
                                                           Growth and Income                           Comstock
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         29,032   $          6,631   $         19,277   $          1,948
 Net realized gain (loss) on investments .........            40,889             15,510             35,868              3,372
 Change in unrealized appreciation
  (depreciation) on investments ..................          (256,865)            77,162           (127,726)             3,807
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (186,944)            99,303            (72,581)             9,127
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           643,695            442,892            294,339             59,150
  Transfers between funds and guaranteed
   interest account, net .........................         3,280,566            (16,043)           909,507             28,998
  Transfers for contract benefits and
   terminations ..................................           (42,069)            (6,484)              (763)               (72)
  Contract maintenance charges ...................          (158,497)          (101,060)           (57,399)           (11,122)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,723,695            319,305          1,145,684             76,954
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (79)               126               (295)               304
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,536,672            418,734          1,072,808             86,385
Net Assets -- Beginning of Period ................           963,785            545,051            103,507             17,122
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,500,457   $        963,785   $      1,176,315   $        103,507
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                  8                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                  8                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                38                  5                  4                  1
 Redeemed ........................................                (4)                (3)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                34                  2                  4                  1
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Van Kampen
                                                          Emerging Markets Equity
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (1,416,176)  $         16,352
 Net realized gain (loss) on investments .........       110,094,875         41,831,755
 Change in unrealized appreciation
  (depreciation) on investments ..................         8,013,956         28,700,326
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       116,692,655         70,548,433
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        22,926,040         20,530,380
  Transfers between funds and guaranteed
   interest account, net .........................        14,349,470         17,833,135
  Transfers for contract benefits and
   terminations ..................................       (11,779,317)        (8,111,837)
  Contract maintenance charges ...................       (10,755,861)        (8,414,665)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        14,740,332         21,837,013
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (134,719)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       131,432,987         92,250,727
Net Assets -- Beginning of Period ................       278,075,171        185,824,444
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    409,508,158   $    278,075,171
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                22                 40
 Redeemed ........................................                (7)               (15)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                15                 25
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               311                534
 Redeemed ........................................              (284)              (455)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                27                 79
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                            Mid Cap Growth (e)
                                                    -----------------------------------
                                                         2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         37,155   $            259
 Net realized gain (loss) on investments .........           669,131                355
 Change in unrealized appreciation
  (depreciation) on investments ..................          (413,886)             4,510
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           292,400              5,124
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,125,815             66,742
  Transfers between funds and guaranteed
   interest account, net .........................        14,783,772             19,786
  Transfers for contract benefits and
   terminations ..................................           (81,520)               (40)
  Contract maintenance charges ...................          (183,635)            (9,236)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        15,644,432             77,252
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (31)               491
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        15,936,801             82,867
Net Assets -- Beginning of Period ................            90,116              7,249
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     16,026,917   $         90,116
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               121                 --
 Redeemed ........................................               (10)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               110                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                30                  1
 Redeemed ........................................                (3)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                27                  1
                                                    ----------------   ----------------


                                                            EQ/Van Kampen             Fidelity VIP
                                                          Real Estate (h) (j)      Asset Manager: Growth
                                                         ----------------------   -----------------------
                                                                  2007               2007         2006
                                                         ----------------------   ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .........................  $              642,956   $  129,936   $   48,800
 Net realized gain (loss) on investments ..............               1,725,539      135,486       52,305
 Change in unrealized appreciation
  (depreciation) on investments .......................              (9,635,499)     324,882       62,919
                                                         ----------------------   ----------   ----------
 Net increase (decrease) in net assets from
  operations ..........................................              (7,267,004)     590,304      164,024
                                                         ----------------------   ----------   ----------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ...............               3,396,370      174,608       48,230
  Transfers between funds and guaranteed
   interest account, net ..............................              83,772,432    1,221,896      458,725
  Transfers for contract benefits and
   terminations .......................................              (1,033,001)     (15,481)     (14,118)
  Contract maintenance charges ........................              (1,514,743)     (75,076)     (57,502)
                                                         ----------------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ..........................              84,621,058    1,305,947      435,335
                                                         ----------------------   ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP .................                  68,232           79           --
                                                         ----------------------   ----------   ----------
Increase (Decrease) in Net Assets .....................              77,422,286    1,896,330      599,359
Net Assets -- Beginning of Period .....................                      --    2,923,695    2,324,336
                                                         ----------------------   ----------   ----------
Net Assets -- End of Period ...........................  $           77,422,286   $4,820,025   $2,923,695
                                                         ======================   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ...............................................                   1,105           --           --
 Redeemed .............................................                    (199)          --           --
                                                         ----------------------   ----------   ----------
 Net Increase (Decrease) ..............................                     906           --           --
                                                         ----------------------   ----------   ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ...............................................                      22           18           13
 Redeemed .............................................                      (2)         (10)         (10)
                                                         ----------------------   ----------   ----------
 Net Increase (Decrease) ..............................                      20            8            3
                                                         ----------------------   ----------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Fidelity VIP
                                                               Contrafund
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        765,505   $        361,314
 Net realized gain (loss) on investments .........        12,414,720          5,775,836
 Change in unrealized appreciation
  (depreciation) on investments ..................        (6,926,004)        (2,399,737)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         6,254,221          3,737,413
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           973,522          1,173,102
  Transfers between funds and guaranteed
   interest account, net .........................         3,541,126          3,656,750
  Transfers for contract benefits and
   terminations ..................................          (303,544)          (406,594)
  Contract maintenance charges ...................          (848,263)          (757,263)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,362,841          3,665,995
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 --
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         9,617,062          7,403,408
Net Assets -- Beginning of Period ................        36,939,204         29,535,796
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     46,556,266   $     36,939,204
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                66                137
 Redeemed ........................................               (51)              (116)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                15                 21
                                                    ----------------   ----------------


                                                               Fidelity VIP                         Fidelity VIP
                                                              Equity-Income                       Growth & Income
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        179,111   $        348,992   $        187,083   $         31,575
 Net realized gain (loss) on investments .........         1,131,653          1,122,056            142,738            395,707
 Change in unrealized appreciation
  (depreciation) on investments ..................        (1,183,913)           (29,676)           109,658             30,516
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           126,851          1,441,372            439,479            457,798
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           261,386            207,665            133,930             35,022
  Transfers between funds and guaranteed
   interest account, net .........................          (871,652)         2,719,392            333,758            321,518
  Transfers for contract benefits and
   terminations ..................................           (16,815)           (36,520)              (450)           (14,626)
  Contract maintenance charges ...................          (254,779)          (173,096)           (89,151)           (71,963)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (881,860)         2,717,441            378,087            269,951
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (755,009)         4,158,813            817,566            727,749
Net Assets -- Beginning of Period ................        10,114,170          5,955,357          3,488,463          2,760,714
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      9,359,161   $     10,114,170   $      4,306,029   $      3,488,463
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                20                 47                 11                 33
 Redeemed ........................................               (25)               (31)                (8)               (31)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                16                  3                  2
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Fidelity VIP                         Fidelity VIP
                                                               High Income                     Investment Grade Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        805,418   $        616,639   $        349,327   $        299,208
 Net realized gain (loss) on investments .........           187,298           (110,878)            (1,057)          (131,598)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (659,517)           125,041             35,759             65,258
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           333,199            630,802            384,029            232,868
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         5,677,739            206,977            385,344            160,610
  Transfers between funds and guaranteed
   interest account, net .........................        (4,738,164)         4,762,206          1,093,529          2,107,411
  Transfers for contract benefits and
   terminations ..................................            (6,070)           (74,563)           (80,796)          (110,624)
  Contract maintenance charges ...................          (215,516)          (128,743)          (188,615)          (116,831)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           717,989          4,765,877          1,209,462          2,040,567
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               430                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,051,618          5,396,679          1,593,491          2,273,435
Net Assets -- Beginning of Period ................         8,621,247          3,224,568          8,360,027          6,086,593
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      9,672,865   $      8,621,247   $      9,953,518   $      8,360,027
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                79                 58                 53                 83
 Redeemed ........................................               (74)               (22)               (43)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                 36                 10                 18
                                                    ----------------   ----------------   ----------------   ----------------


                                                               Fidelity VIP
                                                                  Mid Cap
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      3,183,108   $        362,052
 Net realized gain (loss) on investments .........           979,981          4,609,502
 Change in unrealized appreciation
  (depreciation) on investments ..................           721,494         (1,581,390)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,884,583          3,390,164
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           761,765          1,288,429
  Transfers between funds and guaranteed
   interest account, net .........................         2,645,193          2,999,217
  Transfers for contract benefits and
   terminations ..................................           (38,040)          (485,219)
  Contract maintenance charges ...................          (815,255)          (750,978)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,553,663          3,051,449
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (159)               157
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,438,087          6,441,770
Net Assets -- Beginning of Period ................        32,947,760         26,505,990
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     40,385,847   $     32,947,760
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                46                 89
 Redeemed ........................................               (37)               (76)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 13
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     Fidelity VIP
                                                            Fidelity VIP Value                     Value Strategies
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        297,111   $         30,813   $        558,391   $         80,387
 Net realized gain (loss) on investments .........           615,200            214,004            124,053            481,440
 Change in unrealized appreciation
  (depreciation) on investments ..................        (1,007,984)           263,718           (803,480)           (47,774)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (95,673)           508,535           (121,036)           514,053
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           209,175             89,028            179,484             72,105
  Transfers between funds and guaranteed
   interest account, net .........................         2,659,769            817,564          4,397,043            334,823
  Transfers for contract benefits and
   terminations ..................................            (6,158)           (20,081)            (2,786)            (5,051)
  Contract maintenance charges ...................          (161,813)           (89,101)          (202,938)           (76,028)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,700,973            797,410          4,370,803            325,849
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............             1,850                 --                104                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,607,150          1,305,945          4,249,871            839,902
Net Assets -- Beginning of Period ................         4,322,953          3,017,008          4,109,345          3,269,443
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,930,103   $      4,322,953   $      8,359,216   $      4,109,345
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                38                 19                 49                 12
 Redeemed ........................................               (23)               (14)               (31)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                15                  5                 18                  2
                                                    ----------------   ----------------   ----------------   ----------------


                                                                 MarketPLUS
                                                              International Core
                                                    -----------------------------------
                                                         2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (18,487)  $         98,012
 Net realized gain (loss) on investments .........         4,329,328          1,550,425
 Change in unrealized appreciation
  (depreciation) on investments ..................        (2,334,997)           175,787
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,975,844          1,824,224
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,226,119            737,317
  Transfers between funds and guaranteed
   interest account, net .........................         1,888,586          5,789,222
  Transfers for contract benefits and
   terminations ..................................          (851,110)          (277,582)
  Contract maintenance charges ...................          (428,120)          (288,387)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,835,475          5,960,570
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (55,845)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,811,319          7,728,949
Net Assets -- Beginning of Period ................        13,105,006          5,376,057
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     16,916,325   $     13,105,006
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 2                  1
 Redeemed ........................................                (1)                (2)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 1                 (1)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                41                 50
 Redeemed ........................................               (31)                (2)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                 48
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                MarketPLUS
                                                               Large Cap Core
                                                    -----------------------------------
                                                         2007                 2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         87,693   $         38,456
 Net realized gain (loss) on investments .........         3,317,801            702,629
 Change in unrealized appreciation
  (depreciation) on investments ..................        (3,011,729)           695,100
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           393,765          1,436,185
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           721,171            958,360
  Transfers between funds and guaranteed
   interest account, net .........................          (101,983)          (318,173)
  Transfers for contract benefits and
   terminations ..................................          (646,641)          (809,125)
  Contract maintenance charges ...................          (459,766)          (475,860)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (487,219)          (644,798)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                             (174,977)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................           (93,454)           616,410
Net Assets -- Beginning of Period ................        12,640,020         12,023,610
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     12,546,566   $     12,640,020
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 2                 --
 Redeemed ........................................                (2)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 (1)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                22                 53
 Redeemed ........................................               (27)               (59)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                (6)
                                                    ----------------   ----------------


                                                               MarketPLUS                            MarketPLUS
                                                            Large Cap Growth                       Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006                2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (285,499)  $       (886,980)  $      1,500,697   $       (439,449)
 Net realized gain (loss) on investments .........         4,185,244            479,058         71,769,260         29,815,006
 Change in unrealized appreciation
  (depreciation) on investments ..................        20,049,367         11,812,223        (77,445,774)         1,130,301
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        23,949,112         11,404,301         (4,175,817)        30,505,858
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        17,060,170         19,493,283         27,374,027         29,572,357
  Transfers between funds and guaranteed
   interest account, net .........................        (2,998,745)       (14,059,775)       (27,125,067)       (14,761,837)
  Transfers for contract benefits and
   terminations ..................................        (8,836,058)        (9,682,191)       (14,208,220)       (13,180,504)
  Contract maintenance charges ...................       (10,406,010)       (11,151,856)       (12,746,273)       (13,073,041)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (5,180,643)       (15,400,539)       (26,705,533)       (11,443,025)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               112           (208,264)            (2,619)          (135,405)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,768,581         (4,204,502)       (30,883,969)        18,927,428
Net Assets -- Beginning of Period ................       166,572,904        170,777,406        280,551,843        261,624,415
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    185,341,485   $    166,572,904   $    249,667,874   $    280,551,843
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                16                 13                 25                 53
 Redeemed ........................................                (5)                (7)               (10)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                  6                 15                 28
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                82                257                 93                296
 Redeemed ........................................              (126)              (366)              (244)              (389)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (44)              (109)              (151)               (93)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                             Aggressive Equity
                                                    -----------------------------------
                                                         2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (2,534,196)  $     (2,021,382)
 Net realized gain (loss) on investments .........        10,854,636          5,591,365
 Change in unrealized appreciation
  (depreciation) on investments ..................        47,430,399         20,312,137
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        55,750,839         23,882,120
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        44,955,683         46,672,066
  Transfers between funds and guaranteed
   interest account, net .........................       (26,694,685)       (22,088,210)
  Transfers for contract benefits and
   terminations ..................................       (29,628,414)       (31,182,040)
  Contract maintenance charges ...................       (33,136,318)       (35,007,786)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (44,503,734)       (41,605,970)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               578           (229,712)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        11,247,683        (17,953,562)
Net Assets -- Beginning of Period ................       524,054,767        542,008,329
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    535,302,450   $    524,054,767
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                33                185
 Redeemed ........................................              (123)              (271)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (90)               (86)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                13                 38
 Redeemed ........................................               (16)               (47)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)                (9)
                                                    ----------------   ----------------


                                                               Multimanager                         Multimanager
                                                                Core Bond                            Health Care
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      2,879,959   $      2,555,586   $       (116,938)  $        189,126
 Net realized gain (loss) on investments .........          (226,900)          (532,367)         3,116,343          1,637,711
 Change in unrealized appreciation
  (depreciation) on investments ..................         1,768,997            285,822           (476,716)          (534,299)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,422,056          2,309,041          2,522,689          1,292,538
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        10,154,342         10,391,109          3,623,574          4,032,668
  Transfers between funds and guaranteed
   interest account, net .........................        (3,764,217)         3,678,742         (1,278,442)        (1,838,126)
  Transfers for contract benefits and
   terminations ..................................        (2,181,227)        (2,575,109)          (575,505)        (1,360,764)
  Contract maintenance charges ...................        (4,597,821)        (4,478,286)        (1,479,330)        (1,453,233)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (388,923)         7,016,456            290,298           (619,455)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (134,637)                --           (137,031)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,033,133          9,190,860          2,812,987            536,052
Net Assets -- Beginning of Period ................        73,883,123         64,692,263         29,607,789         29,071,737
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     77,916,256   $     73,883,123   $     32,420,776   $     29,607,789
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                38                 62                  9                 20
 Redeemed ........................................               (17)               (27)                (5)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                21                 35                  4                 10
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                79                368                 50                 76
 Redeemed ........................................              (102)              (343)               (54)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (23)                25                 (4)               (18)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                                High Yield
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     14,147,164   $     14,196,362
 Net realized gain (loss) on investments .........          (886,970)        (1,720,920)
 Change in unrealized appreciation
  (depreciation) on investments ..................        (7,338,297)         6,236,611
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,921,897         18,712,053
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        24,441,919         19,025,008
  Transfers between funds and guaranteed
   interest account, net .........................       (38,160,841)           683,105
  Transfers for contract benefits and
   terminations ..................................        (9,093,439)        (9,614,547)
  Contract maintenance charges ...................       (10,911,249)       (10,970,894)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (33,723,610)          (877,328)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (4,998)          (184,980)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       (27,806,712)        17,649,745
Net Assets -- Beginning of Period ................       219,642,044        201,992,299
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    191,835,332   $    219,642,044
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               288                374
 Redeemed ........................................              (390)              (368)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (102)                 6
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                68                 79
 Redeemed ........................................               (58)               (72)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                  7
                                                    ----------------   ----------------


                                                               Multimanager                      Multimanager Large
                                                          International Equity                     Cap Core Equity
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006                2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        257,504   $      1,000,455   $         21,318   $         29,374
 Net realized gain (loss) on investments .........         8,258,506          3,336,955            946,604            322,658
 Change in unrealized appreciation
  (depreciation) on investments ..................           196,381          7,202,380           (621,299)           495,412
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         8,712,391         11,539,790            346,623            847,444
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,862,686          6,835,454          1,383,569          1,305,410
  Transfers between funds and guaranteed
   interest account, net .........................         2,659,881         17,025,978          1,289,967           (131,070)
  Transfers for contract benefits and
   terminations ..................................        (1,549,160)          (989,706)          (264,351)          (196,169)
  Contract maintenance charges ...................        (3,244,023)        (2,394,788)          (542,630)          (485,840)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,729,384         20,476,938          1,866,555            492,331
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (10)           (73,373)                --            (27,749)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        15,441,765         31,943,355          2,213,178          1,312,026
Net Assets -- Beginning of Period ................        69,195,574         37,252,219          7,535,867          6,223,841
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     84,637,339   $     69,195,574   $      9,749,045   $      7,535,867
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                15                 31                  5                  8
 Redeemed ........................................                (4)               (11)                (4)                (4)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                 20                  1                  4
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                71                162                 19                 37
 Redeemed ........................................               (54)               (59)                (7)               (36)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                17                103                 12                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Large Cap Growth
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (64,899)  $        (59,287)
 Net realized gain (loss) on investments .........         3,045,648          1,138,530
 Change in unrealized appreciation
  (depreciation) on investments ..................          (939,710)        (1,051,023)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,041,039             28,220
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         3,573,176          3,768,736
  Transfers between funds and guaranteed
   interest account, net .........................          (339,459)         1,304,798
  Transfers for contract benefits and
   terminations ..................................          (635,018)          (607,274)
  Contract maintenance charges ...................        (1,265,398)        (1,206,413)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,333,301          3,259,847
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (84,499)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,374,340          3,203,568
Net Assets -- Beginning of Period ................        18,608,845         15,405,277
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     21,983,185   $     18,608,845
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 9                 21
 Redeemed ........................................                (2)               (12)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  9
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                42                103
 Redeemed ........................................               (40)               (85)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 2                 18
                                                    ----------------   ----------------


                                                               Multimanager                         Multimanager
                                                             Large Cap Value                       Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        323,452   $        732,445   $       (146,003)  $         29,066
 Net realized gain (loss) on investments .........         5,792,421          1,427,822          4,102,911          3,287,838
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,021,038)         2,739,617            (81,060)          (866,059)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,094,835          4,899,884          3,875,848          2,450,845
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         5,523,510          4,321,496          4,322,114          4,617,379
  Transfers between funds and guaranteed
   interest account, net .........................         3,206,392          8,380,858         (1,631,001)         3,011,937
  Transfers for contract benefits and
   terminations ..................................        (1,349,944)          (711,965)          (989,996)          (820,136)
  Contract maintenance charges ...................        (1,915,309)        (1,430,210)        (2,284,571)        (2,073,295)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,464,649         10,560,179           (583,454)         4,735,885
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (83,795)                --            (72,708)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,559,484         15,376,268          3,292,394          7,114,022
Net Assets -- Beginning of Period ................        36,438,163         21,061,895         33,116,319         26,002,297
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     42,997,647   $     36,438,163   $     36,408,713   $     33,116,319
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                18                 20                  8                 20
 Redeemed ........................................                (3)                (9)                (8)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                15                 11                 --                 10
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                71                192                 49                195
 Redeemed ........................................               (55)              (134)               (56)              (169)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                16                 58                 (7)                26
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                               Mid Cap Value
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (267,613)  $        787,569
 Net realized gain (loss) on investments .........         5,796,560          4,849,481
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,621,764)         1,826,296
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (92,817)         7,463,346
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         6,352,495          6,407,678
  Transfers between funds and guaranteed
   interest account, net .........................        (3,711,483)         5,211,933
  Transfers for contract benefits and
   terminations ..................................        (1,830,608)        (1,596,500)
  Contract maintenance charges ...................        (2,854,131)        (2,554,477)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (2,043,727)         7,468,634
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (89,422)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (2,136,544)        14,842,558
Net Assets -- Beginning of Period ................        64,030,067         49,187,509
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     61,893,523   $     64,030,067
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                10                 19
 Redeemed ........................................               (11)                (7)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (1)                12
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                89                223
 Redeemed ........................................              (101)              (185)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (12)                38
                                                    ----------------   ----------------


                                                              Multimanager                         Multimanager
                                                          Small Cap Growth (c)                    Small Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                 2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         (1,672)  $         20,486   $        (21,182)  $      2,416,129
 Net realized gain (loss) on investments .........           498,020             23,719          4,017,183          3,412,769
 Change in unrealized appreciation
  (depreciation) on investments ..................          (489,445)            37,611         (9,042,331)            14,733
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................             6,903             81,816         (5,046,330)         5,843,631
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,552,148          1,285,476          6,932,951          7,420,804
  Transfers between funds and guaranteed
   interest account, net .........................           867,709            809,738         (3,442,375)         8,194,140
  Transfers for contract benefits and
   terminations ..................................           (51,526)           (21,019)        (2,231,222)        (1,512,801)
  Contract maintenance charges ...................          (348,443)          (229,568)        (2,564,811)        (2,328,208)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,019,888          1,844,627         (1,305,457)        11,773,935
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (3,063)             3,072                (21)          (122,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,023,728          1,929,515         (6,351,808)        17,495,337
Net Assets -- Beginning of Period ................         2,587,415            657,900         49,655,760         32,160,423
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,611,143   $      2,587,415   $     43,303,952   $     49,655,760
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 13                 31
 Redeemed ........................................                --                 --                 (6)               (13)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                  7                 18
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                23                 19                 31                 82
 Redeemed ........................................                (7)                (5)               (45)               (42)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                16                 14                (14)                40
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                         Vanguard VIF
                                                                Technology                          Equity Index
                                                    -----------------------------------   -----------------------------------
                                                          2007              2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (380,488)  $       (364,165)  $         40,351   $         38,445
 Net realized gain (loss) on investments .........         4,948,261          3,646,430            250,472            316,955
 Change in unrealized appreciation
  (depreciation) on investments ..................         8,130,609          1,498,478            (87,065)           214,185
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        12,698,382          4,780,743            203,758            569,585
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,866,093         10,253,357          1,569,629          1,490,626
  Transfers between funds and guaranteed
   interest account, net .........................         4,270,389         (5,211,401)           (16,851)          (475,213)
  Transfers for contract benefits and
   terminations ..................................        (3,158,250)        (3,251,926)           (68,557)           (42,922)
  Contract maintenance charges ...................        (4,319,223)        (4,512,272)          (466,989)          (418,298)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,659,009         (2,722,242)         1,017,232            554,193
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (216,612)                67            (18,601)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,357,391          1,841,889          1,221,057          1,105,177
Net Assets -- Beginning of Period ................        75,315,411         73,473,522          4,291,603          3,186,426
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     93,672,802   $     75,315,411   $      5,512,660   $      4,291,603
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 21                 13                 17
 Redeemed ........................................                (5)               (12)                (6)               (12)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  9                  7                  5
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               155                200                 --                 --
 Redeemed ........................................              (143)              (246)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                12                (46)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
(e) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(f) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(g) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(h A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(j) Commenced operations on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 74 variable investment options:

   o AXA Aggressive Allocation

   o AXA Conservative Allocation

   o AXA Conservative-Plus Allocation

   o AXA Moderate Allocation

   o AXA Moderate-Plus Allocation

   o EQ/AllianceBernstein Common Stock

   o EQ/AllianceBernstein Intermediate Government Securities

   o EQ/AllianceBernstein International

   o EQ/AllianceBernstein Large Cap Growth

   o EQ/AllianceBernstein Quality Bond

   o EQ/AllianceBernstein Small Cap Growth

   o EQ/AllianceBernstein Value

   o EQ/Ariel Appreciation II

   o EQ/AXA Rosenberg Value Long/Short Equity

   o EQ/BlackRock Basic Value Equity(1)

   o EQ/BlackRock International Value(1)

   o EQ/Boston Advisors Equity Income

   o EQ/Calvert Socially Responsible

   o EQ/Capital Guardian Growth

   o EQ/Capital Guardian Research

   o EQ/Caywood-Scholl High Yield

   o EQ/Equity 500 Index

   o EQ/Evergreen International Bond

   o EQ/Evergreen Omega

   o EQ/FI Mid Cap

   o EQ/GAMCO Mergers and Acquisitions

   o EQ/GAMCO Small Company Value

   o EQ/International Growth

   o EQ/JPMorgan Core Bond

   o EQ/JPMorgan Value Opportunities

   o EQ/Legg Mason Value Equity

   o EQ/Long Term Bond

   o EQ/Lord Abbett Growth and Income

   o EQ/Lord Abbett Large Cap Core

   o EQ/Lord Abbett Mid Cap Value

   o EQ/Marsico Focus

   o EQ/Money Market

   o EQ/Montag & Caldwell Growth

   o EQ/PIMCO Real Return

   o EQ/Short Duration Bond

   o EQ/Small Company Index

   o EQ/T. Rowe Price Growth Stock(2)

   o EQ/UBS Growth and Income

   o EQ/Van Kampen Comstock

   o EQ/Van Kampen Emerging Markets Equity

   o EQ/Van Kampen Mid Cap Growth

   o EQ/Van Kampen Real Estate

   o Fidelity VIP Asset Manager: Growth

   o Fidelity VIP Contrafund

   o Fidelity VIP Equity-Income

   o Fidelity VIP Growth & Income

   o Fidelity VIP High Income

   o Fidelity VIP Investment Grade Bond

   o Fidelity VIP Mid Cap

   o Fidelity VIP Value

   o Fidelity VIP Value Strategies

   o MarketPLUS International Core(3)

   o MarketPLUS Large Cap Core(4)

   o MarketPLUS Large Cap Growth(5)

   o MarketPLUS Mid Cap Value(6)

   o Multimanager Aggressive Equity(7)

   o Multimanager Core Bond(7)

   o Multimanager Health Care(7)

   o Multimanager High Yield(7)

   o Multimanager International Equity(7)

   o Multimanager Large Cap Core Equity(7)

   o Multimanager Large Cap Growth(7)

   o Multimanager Large Cap Value(7)

   o Multimanager Mid Cap Growth(7)

   o Multimanager Mid Cap Value(7)

   o Multimanager Small Cap Growth(8)

   o Multimanager Small Cap Value(9)

   o Multimanager Technology(7)

   o Vanguard VIF Equity Index

   ----------------------
   (1) Formerly known as EQ/Mercury
   (2) Formerly known as EQ/TCW Equity
   (3) Formerly known as EQ/Capital Guardian International
   (4) Formerly known as EQ/MFS Investors Trust
   (5) Formerly known as EQ/MFS Emerging Growth Companies
   (6) Formerly known EQ/FI Mid Cap Value
   (7) Formerly known as AXA Premier VIP
   (8) Formerly known as EQ/Small Company Growth
   (9) Formerly known as EQ/Small Cap Value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

   o Accumulator Life
   o Incentive Life
   o Incentive Life 2000
   o Incentive Life Sales (1999 and after)
   o Incentive Life '02
   o Incentive Life '06
   o Incentive Life Plus(SM)
   o Incentive Life Plus Original Series
   o Paramount Life
   o IL Legacy
   o IL Protector(SM)
   o Incentive Life COLI
   o Incentive Life COLI '04
   o Champion 2000
   o Survivorship 2000
   o Survivorship Incentive Life 1999
   o Survivorship Incentive Life '02
   o SP-Flex

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. AXA Equitable does not anticipate any impact to the net assets of the account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:


                                                                  Purchases           Sales
                                                              ----------------  ----------------
AXA Aggressive Allocation ..................................  $     65,173,106  $     11,902,568
AXA Conservative Allocation ................................        10,267,616         4,940,635
AXA Conservative-Plus Allocation ...........................         9,319,903         2,605,913
AXA Moderate Allocation ....................................       126,497,277       137,288,381
AXA Moderate-Plus Allocation ...............................       147,339,448        12,184,434
EQ/AllianceBernstein Common Stock ..........................        62,255,507       267,103,706
EQ/AllianceBernstein Intermediate Government Securities ....        38,799,021        34,534,958
EQ/AllianceBernstein International .........................       142,928,671        81,193,284
EQ/AllianceBernstein Large Cap Growth ......................        13,918,528        16,159,665
EQ/AllianceBernstein Quality Bond ..........................        31,207,788        32,229,029
EQ/AllianceBernstein Small Cap Growth ......................        58,643,815        41,650,420
EQ/Alliance Bernstein Value ................................       801,318,300       284,044,872
EQ/Ariel Appreciation II ...................................           782,333            51,643
EQ/AXA Rosenberg VIT Value Long/Short Equity ...............         6,305,728         5,725,472

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


3. Purchases and Sales of Investments (Continued)

                                                        Purchases            Sales
                                                    ----------------  ----------------
EQ/BlackRock Basic Value Equity ..................  $     38,871,263  $     33,904,238
EQ/BlackRock International Value .................        56,676,677        33,680,841
EQ/Boston Advisors Equity Income .................         4,092,984           793,061
EQ/Calvert Socially Responsible ..................           724,081           199,789
EQ/Capital Guardian Growth .......................         4,351,118         1,160,017
EQ/Capital Guardian Research .....................        85,610,685        21,015,954
EQ/Caywood-Scholl High Yield Bond ................         4,473,909         2,381,348
EQ/Equity 500 Index ..............................        92,375,319       104,357,040
EQ/Evergreen International Bond ..................         7,237,816         1,113,355
EQ/Evergreen Omega ...............................         7,585,998         2,925,174
EQ/FI Mid Cap ....................................        39,977,729        21,573,095
EQ/GAMCO Mergers and Acquisitions ................         3,234,464           720,433
EQ/GAMCO Small Company Value .....................        19,218,201         2,661,502
EQ/International Growth ..........................        12,379,058         2,097,514
EQ/JPMorgan Core Bond ............................        21,546,546         8,635,293
EQ/JPMorgan Value Opportunities ..................        17,545,005        10,909,569
EQ/Legg Mason Value Equity .......................         1,870,931           222,215
EQ/Long Term Bond ................................         1,383,350            83,882
EQ/Lord Abbett Growth and Income .................           654,343            46,778
EQ/Lord Abbett Large Cap Core ....................         1,777,233           172,071
EQ/Lord Abbett Mid Cap Value .....................        29,607,263         4,084,407
EQ/Marsico Focus .................................        47,278,098        27,138,037
EQ/Money Market ..................................       377,977,561       282,655,734
EQ/Montag & Caldwell Growth ......................         4,891,207           337,234
EQ/PIMCO Real Return .............................         6,100,114           893,256
EQ/Short Duration Bond ...........................         5,096,230         3,857,584
EQ/Small Company Index ...........................        24,160,453        13,446,202
EQ/T. Rowe Price Growth Stock ....................        31,622,482         3,466,705
EQ/UBS Growth and Income .........................         4,215,107           462,554
EQ/Van Kampen Comstock ...........................         1,268,000            64,008
EQ/Van Kampen Emerging Markets Equity ............       158,797,308        74,174,750
EQ/Van Kampen Mid Cap Growth .....................        17,804,625         1,557,272
EQ/Van Kampen Real Estate ........................       112,564,415        19,792,965
Fidelity VIP Asset Manager: Growth ...............         2,831,253         1,395,371
Fidelity VIP Contrafund ..........................        25,619,383        10,610,930
Fidelity VIP Equity-Income .......................         4,849,035         4,747,756
Fidelity VIP Growth & Income .....................         1,951,400         1,386,229
Fidelity VIP High Income .........................        12,349,825        10,826,419
Fidelity VIP Investment Grade Bond ...............         6,434,341         4,875,551
Fidelity VIP Mid Cap .............................        15,300,804         9,564,034
Fidelity VIP Value ...............................         7,614,718         4,393,189
Fidelity VIP Value Strategies ....................        12,064,423         7,135,229
MarketPLUS International Core ....................        10,097,864         5,084,186
MarketPLUS Large Cap Core ........................         5,536,480         3,254,088
MarketPLUS Large Cap Growth ......................        17,355,686        22,838,102
MarketPLUS Mid Cap Value .........................        92,000,571        52,500,936
Multimanager Aggressive Equity ...................        10,727,084        57,897,529
Multimanager Core Bond ...........................        17,495,021        15,003,627
Multimanager Health Care .........................        10,734,188         8,088,216
Multimanager High Yield ..........................       109,372,931       128,968,541
Multimanager International Equity ................        23,222,107        11,486,850
Multimanager Large Cap Core Equity ...............         4,178,808         1,649,370
Multimanager Large Cap Growth ....................         8,630,481         4,951,771
Multimanager Large Cap Value .....................        19,988,888         9,874,694
Multimanager Mid Cap Growth ......................        11,546,535         8,686,981

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


3. Purchases and Sales of Investments (Concluded)

                                                         Purchases          Sales
                                                    ----------------  ----------------
Multimanager Mid Cap Value .......................  $     21,312,227  $     18,095,393
Multimanager Small Cap Growth ....................         3,367,749           956,439
Multimanager Small Cap Value .....................        14,066,889        11,419,798
Multimanager Technology ..........................        27,204,470        21,889,224
Vanguard VIF Equity Index ........................         2,085,132           851,719

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


5. Substitutions/Transfers

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

------------------------------------------------------------------------------------------------------------------
 August 17, 2007                            Removed Portfolio                      Surviving Portfolio
------------------------------------------------------------------------------------------------------------------
                                 EQ/AllianceBernstein Growth and Income           EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                             21,668,626                                40,147,720
Shares -- Class B                                              7,001,666                                12,918,541
Value -- Class A                $                                  19.34  $                                  16.30
Value -- Class B                $                                  19.21  $                                  16.27
Net assets before merger        $                            553,573,231  $                            311,019,267
Net assets after merger                                               --                               864,592,498
------------------------------------------------------------------------------------------------------------------
                                             Davis Value                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                109,371                                   191,074
Value -- Class A                $                                  14.84  $                                  16.30
Net assets before merger        $                              1,623,066  $                              1,491,440
Net assets after merger                                               --  $                              3,114,506
------------------------------------------------------------------------------------------------------------------
                                         MFS Mid Cap Growth                   EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                 48,805                                    24,162
Value -- Class A                $                                   7.28  $                                  14.71
Net assets before merger        $                                355,300  $                                    123
Net assets after merger                                               --  $                                355,423
------------------------------------------------------------------------------------------------------------------
                                          OpCap Renaissance                   EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                              1,343,778                                 1,813,654
Value -- Class A                $                                  14.14  $                                  12.68
Net assets before merger        $                             19,001,021  $                              3,996,112
Net assets after merger                                               --  $                             22,997,133
------------------------------------------------------------------------------------------------------------------
                                         PIMCO Total Return                      EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                 67,929                                   155,328
Value -- Class A                $                                  10.07  $                                  11.02
Net assets before merger        $                                684,045  $                              1,027,670
Net assets after merger                                               --  $                              1,711,715
------------------------------------------------------------------------------------------------------------------
                                        UIF U.S. Real Estate                   EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                              3,897,541                                10,304,467
Shares -- Class B                                                 64,096                                   167,989
Value -- Class A                $                                  24.11  $                                   9.13
Value -- Class B                $                                  23.88  $                                   9.13
Net assets before merger        $                             95,500,326  $                                113,197
Net assets after merger                                               --  $                             95,613,523
------------------------------------------------------------------------------------------------------------------
 July 6, 2007                            Removed Portfolio                        Surviving Portfolio
------------------------------------------------------------------------------------------------------------------
                                  EQ/Capital Guardian U.S. Equity             EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
Shares--Class A                                                  965,701                                   833,441
Shares -- Class B                                              5,726,963                                10,542,446
Value -- Class A                $                                  12.05  $                                  15.09
Value -- Class B                $                                  12.05  $                                  15.08
Net assets before merger        $                             80,646,601  $                             90,910,109
Net assets after merger                                               --  $                            171,556,710
------------------------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


5. Substitutions/Transfers (Concluded)

----------------------------------------------------------------------------------------------------------------------
 November 17, 2006                        Removed Portfolio                             Surviving Portfolio
----------------------------------------------------------------------------------------------------------------------
                             Laudus Rosenberg VIT Value Long/Short Equity     EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
Shares -- Class B                                               1,406,771                                    1,406,771
Value -- Class B             $                                 15,108,715     $                             15,108,715
Net Assets before merger     $                                 15,108,715                                           --
Net Assets after merger                                                --     $                             15,108,715
----------------------------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:

                                                              Mortality and Expense    Mortality    Administrative        Total
                                                              ---------------------   -----------   ---------------     ----------
Accumulator Life ...........................................         varies (b)(d)     varies (b)        varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 ........................           0.60%(a)            --                --            0.60%
Incentive Life '02 .........................................         varies (b)(g)         --                --            0.80%
Incentive Life '06 .........................................           0.85%(b)(e)         --                --            0.85%
Survivorship Incentive Life '02 ............................           0.90%(b)            --                --            0.90%
Paramount Life .............................................           0.60%(a)            --                --            0.60%
Incentive Life Plus Original Series ........................           0.60%(b)            --                --            0.60%
Incentive Life COLI ........................................           0.60%{b)            --                --            0.60%
Incentive Life COLI '04 ....................................           0.75%(b)(c)         --                --            0.75%
Survivorship Incentive Life 1999 ...........................           0.60%(a)            --                --            0.60%
Survivorship 2000 ..........................................           0.90%(a)            --                --            0.90%
IL Legacy ..................................................           1.75%(b)(h)         --                --            1.75%
IL Protector ...............................................           0.80%(a)            --                --            0.80%
SP-Flex ....................................................           0.85%(a)          0.60%(a)          0.35%(a)        1.80%

----------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+ 0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)

   charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract, election of riders, or Contractowner's account value.

Charges                         When charge is deducted                Amount deducted                          How deducted
-------                         -----------------------                ---------------                          ------------
Riders                          Monthly                     Amount varies depending on the                  Unit liquidation from
                                                            specifics of your policy.                       account value

Death Benefit Guarantee         Monthly                     Low - $0.01 for each $1,000 of face             Unit liquidation from
(Guaranteed Minimum                                         amount of the policy.                           account value
Death Benefit Charge).
                                                            High - $0.02 for each $1,000 of face
                                                            amount of the policy.

Taxes                           At time of premium          Varies by state of residence of insured         Deducted from premium
                                payment                     person.


Premium Charge                  At time of premium          Depending on the policy, varies from            Deducted from premium
                                payment                     a flat fee of $2 to $250 to a range
                                                            of 3% to 30% on premiums

Monthly administrative          Monthly                     Low - $5 per month                              Unit liquidation from
charges                                                                                                     account value
                                                            High - Depending on face amount,
                                                            policyholder age at issue and policy
                                                            year, up to $55 per year.

                                                            Depending on the policy, may also
                                                            be a charge per $1,000 of face
                                                            amount ranging from $0.03 to $0.30

Cost of Insurance (COI)         Monthly                     Amount varies depending upon                    Unit liquidation from
and Rating charge                                           specifics of policy. COI based                  account value
                                                            upon amount at risk. Rating
                                                            Charge based upon face amount
                                                            of insurance.

Surrender, termination or       At time of transaction      The amount of surrender charges is              Unit liquidation from
decrease in face amount of                                  set forth in your policy.                       account value
policy during the first 10
or 15 years depending on
contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


Charges                              When charge is deducted                  Amount deducted                       How deducted
-------                              ------------------------    ----------------------------------------    ----------------------
Partial Withdrawal                   At time of transaction.     $25 ( or if less, 2% of the withdrawal)     Unit liquidation from
                                                                                                             account value

Increase in policy's face amount     At time of transaction.     $1.50 for each $1,000 of the increase       Unit liquidation from
                                                                 (but not more than $250 in total)           account value

Administrative Surrender Charge      At time of transaction.     $2 to $6 per 1,000 depending on issue       Unit liquidation from
                                                                 age which after the third year              account value
                                                                 declines

                                                                 Depending on the policy, may also be a
                                                                 charge per policy ranging from $450
                                                                 to $540 which after the third year
                                                                 declines

Transfers among investment           At time of transaction.     Low - $25 after 12 transfers                Unit liquidation from
options per policy year                                                                                      account value
                                                                 High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   167.36                  --          --               --         6.44%
         Highest contract charge 0.90% Class A (c)    $   161.05                  --          --               --         5.47%
         All contract charges                                 --                 458  $   75,012             3.31%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   157.24                  --          --               --        18.18%
         Highest contract charge 0.90% Class A (c)    $   152.70                  --          --               --        17.12%
         All contract charges                                 --                 233  $   36,082             3.64%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   133.04                  --          --               --         8.33%
         Highest contract charge 0.90% Class A (c)    $   130.37                  --          --               --         7.36%
         All contract charges                                 --                 105  $   12,566             5.00%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   122.81                  --          --               --        12.07%
         Highest contract charge 0.90% Class A (c)    $   121.44                  --          --               --        11.07%
         All contract charges                                 --                  46  $    5,618             2.15%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   109.58                  --          --               --         9.58%
         Highest contract charge 0.90% Class A (c)    $   109.34                  --          --               --         9.34%
         All contract charges                                 --                   5  $      498             2.53%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   165.60                  --          --               --         6.17%
         Highest contract charge 0.90% Class B (c)    $   159.36                  --          --               --         5.21%
         All contract charges                                 --                 140  $   22,756             3.31%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   155.98                  --          --               --        17.90%
         Highest contract charge 0.90% Class B (c)    $   151.47                  --          --               --        16.84%
         All contract charges                                 --                  68  $   10,432             3.64%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   132.30                  --          --               --         8.06%
         Highest contract charge 0.90% Class B (c)    $   129.64                  --          --               --         7.09%
         All contract charges                                 --                  31  $    4,069             5.00%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   122.43                  --          --               --        11.79%
         Highest contract charge 0.90% Class B (c)    $   121.06                  --          --               --        10.79%
         All contract charges                                 --                  15  $    1,816             2.15%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   109.35                  --          --               --         9.35%
         Highest contract charge 0.90% Class B (c)    $   109.27                  --          --               --         9.27%
         All contract charges                                 --                   1  $       70             2.53%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   126.63                  --          --               --         6.07%
         Highest contract charge 0.90% Class A (c)    $   121.86                  --          --               --         5.11%
         All contract charges                                 --                  73  $    9,013             4.70%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   119.38                  --          --               --         6.64%
         Highest contract charge 0.90% Class A (c)    $   115.93                  --          --               --         5.68%
         All contract charges                                 --                  37  $    4,339             4.65%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   111.95                  --          --               --         2.70%
         Highest contract charge 0.90% Class A (c)    $   109.70                  --          --               --         1.77%
         All contract charges                                 --                  23  $    2,552             4.10%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   109.01                  --          --               --         6.29%
         Highest contract charge 0.90% Class A (c)    $   107.79                  --          --               --         5.33%
         All contract charges                                 --                  19  $    2,008             4.44%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   102.56                  --          --               --         2.56%
         Highest contract charge 0.90% Class A (c)    $   102.33                  --          --               --         2.33%
         All contract charges                                 --                  --          --             5.78%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   125.29                  --          --               --         5.80%
         Highest contract charge 0.90% Class B (c)    $   120.57                  --          --                          4.85%
         All contract charges                                 --                  12  $    1,457             4.70%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   118.42                  --          --               --         6.37%
         Highest contract charge 0.90% Class B (c)    $   115.00                  --          --               --         5.42%
         All contract charges                                 --                   7  $      896             4.65%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   111.33                  --          --               --         2.44%
         Highest contract charge 0.90% Class B (c)    $   109.09                  --          --               --         1.52%
         All contract charges                                 --                   4  $      485             4.10%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   108.67                  --          --               --         6.03%
         Highest contract charge 0.90% Class B (c)    $   107.45                  --          --               --         5.07%
         All contract charges                                 --                   2  $      167             4.44%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   102.34                  --          --               --         2.34%
         Highest contract charge 0.90% Class B (c)    $   102.27                  --          --               --         2.27%
         All contract charges                                 --                  --          --             5.78%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   134.79                  --          --               --         5.75%
         Highest contract charge 0.90% Class A (c)    $   129.71                  --          --               --         4.80%
         All contract charges                                 --                  82  $   10,940             4.42%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   127.46                  --          --               --         9.03%
         Highest contract charge 0.90% Class A (c)    $   123.77                  --          --               --         8.05%
         All contract charges                                 --                  44  $    5,540             3.91%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   116.90                  --          --               --         3.50%
         Highest contract charge 0.90% Class A (c)    $   114.55                  --          --               --         2.57%
         All contract charges                                 --                  30  $    3,453             5.23%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   112.95                  --          --               --         8.02%
         Highest contract charge 0.90% Class A (c)    $   111.68                  --          --               --         7.05%
         All contract charges                                 --                  11  $    1,341             5.01%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   104.56                  --          --               --         4.56%
         Highest contract charge 0.90% Class A (c)    $   104.32                  --          --               --         4.32%
         All contract charges                                 --                   2  $      171             6.23%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   133.37                  --          --               --         5.49%
         Highest contract charge 0.90% Class B (c)    $   128.34                  --          --               --         4.54%
         All contract charges                                 --                  15  $    1,965             4.42%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   126.43                  --          --               --         8.76%
         Highest contract charge 0.90% Class B (c)    $   122.77                  --          --               --         7.78%
         All contract charges                                 --                   7  $      836             3.91%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   116.25                  --          --               --         3.25%
         Highest contract charge 0.90% Class B (c)    $   113.91                  --          --               --         2.32%
         All contract charges                                 --                   4  $      441             5.23%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   112.59                  --          --               --         7.75%
         Highest contract charge 0.90% Class B (c)    $   111.33                  --          --               --         6.78%
         All contract charges                                 --                   3  $      326             5.01%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   104.34                  --          --               --         4.34%
         Highest contract charge 0.90% Class B (c)    $   104.26                  --          --               --         4.26%
         All contract charges                                 --                  --          --             6.23%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   293.51                  --          --               --         6.54%
         Highest contract charge 0.90% Class A        $   276.73                  --          --               --         5.58%
         All contract charges                                 --               2,592  $1,387,781             3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006   Lowest contract charge 0.00% Class A         $   275.48                  --          --               --        10.60%
         Highest contract charge 0.90% Class A        $   262.11                  --          --               --         9.60%
         All contract charges                                 --               2,735  $1,392,978             2.87%          --
  2005   Lowest contract charge 0.00% Class A         $   249.09                  --          --               --         5.05%
         Highest contract charge 0.90% Class A        $   239.15                  --          --               --         4.38%
         All contract charges                                 --               2,888  $1,343,916             2.56%          --
  2004   Lowest contract charge 0.00% Class A         $   237.11                  --          --               --         9.00%
         Highest contract charge 0.90% Class A        $   229.11                  --          --               --         8.02%
         All contract charges                                 --               3,033  $1,379,837             2.77%          --
  2003   Lowest contract charge 0.00% Class A         $   217.54                  --          --               --        19.42%
         Highest contract charge 0.90% Class A        $   212.66                  --          --               --        18.35%
         All contract charges                                 --               3,223  $1,365,262             2.42%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   145.96                  --          --               --         6.27%
         Highest contract charge 0.90% Class B        $   150.62                  --          --               --         5.31%
         All contract charges                                 --                 685  $   96,133             3.32%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   137.35                  --          --               --        10.32%
         Highest contract charge 0.90% Class B        $   143.03                  --          --               --         9.33%
         All contract charges                                 --                 638  $   85,631             2.87%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.50                  --          --               --         4.80%
         Highest contract charge 0.90% Class B        $   130.82                  --          --               --         3.85%
         All contract charges                                 --                 659  $   89,296             2.56%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   118.80                  --          --               --         8.72%
         Highest contract charge 0.90% Class B        $   125.97                  --          --               --         7.75%
         All contract charges                                 --                 660  $   77,456             2.77%          --
  2003   Lowest contract charge 0.60% Class B         $   108.53                  --          --               --        18.32%
         Highest contract charge 0.90% Class B        $   116.91                  --          --               --        18.07%
         All contract charges                                 --                 600  $   65,147             2.42%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   158.89                  --          --               --         6.65%
         Highest contract charge 0.90% Class A (c)    $   152.90                  --          --               --         5.69%
         All contract charges                                 --               1,250  $  194,601             3.77%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   148.98                  --          --               --        14.79%
         Highest contract charge 0.90% Class A (c)    $   144.67                  --          --               --        13.76%
         All contract charges                                 --                 683  $  100,405             3.84%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   129.78                  --          --               --         6.93%
         Highest contract charge 0.90% Class A (c)    $   127.17                  --          --               --         5.97%
         All contract charges                                 --                 294  $   37,728             5.53%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   121.36                  --          --               --        11.97%
         Highest contract charge 0.90% Class A (c)    $   120.00                  --          --               --        10.96%
         All contract charges                                 --                 108  $   13,111             3.95%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   108.39                  --          --               --         8.39%
         Highest contract charge 0.90% Class A (c)    $   108.14                  --          --               --         8.14%
         All contract charges                                 --                  10  $    1,122             3.22%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   157.21                  --          --               --         6.39%
         Highest contract charge 0.90% Class B (c)    $   151.29                  --          --               --         5.43%
         All contract charges                                 --                 430  $   66,580             3.77%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   147.77                  --          --               --        14.50%
         Highest contract charge 0.90% Class B (c)    $   143.50                  --          --               --        13.48%
         All contract charges                                 --                 199  $   29,024             3.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
  2005   Lowest contract charge 0.00% Class B (f)     $   129.05                  --          --               --         6.67%
         Highest contract charge 0.90% Class B (c)    $   126.46                  --          --               --         5.71%
         All contract charges                                 --                  61  $    7,834             3.95%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   120.99                  --          --               --        11.69%
         Highest contract charge 0.90% Class B (c)    $   119.63                  --          --               --        10.69%
         All contract charges                                 --                  18  $    2,181             4.00%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   108.16                  --          --               --         8.16%
         Highest contract charge 0.90% Class B (c)    $   108.08                  --          --               --         8.08%
         All contract charges                                 --                   1  $      161             3.22%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   367.42                  --          --               --         3.74%
         Highest contract charge 0.90% Class A        $   409.31                  --          --               --         2.80%
         All contract charges                                 --               2,851  $2,121,464             1.21%          --
  2006   Lowest contract charge 0.00% Class A         $   354.17                  --          --               --        10.96%
         Highest contract charge 0.90% Class A        $   398.15                  --          --               --         9.97%
         All contract charges                                 --               3,107  $2,255,277             1.42%          --
  2005   Lowest contract charge 0.00% Class A         $   319.17                  --          --               --         4.56%
         Highest contract charge 0.90% Class A        $   362.05                  --          --               --         3.62%
         All contract charges                                 --               3,328  $2,221,730             1.05%          --
  2004   Lowest contract charge 0.00% Class A         $   305.25                  --          --               --        14.40%
         Highest contract charge 0.90% Class A        $   349.40                  --          --               --        13.37%
         All contract charges                                 --               3,493  $2,281,558             1.21%          --
  2003   Lowest contract charge 0.00% Class A         $   266.82                  --          --               --        49.93%
         Highest contract charge 0.90% Class A        $   308.18                  --          --               --        48.58%
         All contract charges                                 --               3,597  $2,096,424             1.76%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   115.89                  --          --               --         3.48%
         Highest contract charge 0.90% Class B        $   128.87                  --          --               --         2.54%
         All contract charges                                 --               1,632  $  215,773             1.21%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   111.99                  --          --               --        10.69%
         Highest contract charge 0.90% Class B        $   125.68                  --          --               --         9.70%
         All contract charges                                 --               1,728  $  222,898             1.42%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   101.18                  --          --               --         4.30%
         Highest contract charge 0.90% Class B        $   114.57                  --          --               --         3.36%
         All contract charges                                 --               1,773  $  207,802             1.05%          --
  2004   Lowest contract charge 0.00% Class B (f)     $    97.01                  --          --               --        14.12%
         Highest contract charge 0.90% Class B        $   110.84                  --          --               --        13.09%
         All contract charges                                 --               1,785  $  201,729             1.21%          --
  2003   Lowest contract charge 0.60% Class B         $    99.63                  --          --               --        49.93%
         Highest contract charge 0.90% Class B        $    98.01                  --          --               --        48.20%
         All contract charges                                 --               1,659  $  165,489             1.76%          --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (f)     $   205.81                  --          --               --         7.13%
         Highest contract charge 0.90% Class A        $   191.07                  --          --               --         6.17%
         All contract charges                                 --                 514  $  111,848             4.67%          --
  2006   Lowest contract charge 0.00% Class A (f)     $   192.11                  --          --               --         3.39%
         Highest contract charge 0.90% Class A        $   179.97                  --          --               --         2.46%
         All contract charges                                 --                 519  $  106,196             4.12%          --
  2005   Lowest contract charge 0.00% Class A (f)     $   185.82                  --          --               --         1.49%
         Highest contract charge 0.90% Class A        $   175.66                  --          --               --         0.58%
         All contract charges                                 --                 582  $  116,035             3.45%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2004   Lowest contract charge 0.00% Class A (f)     $   183.09                  --          --               --         2.19%
         Highest contract charge 0.90% Class A        $   174.64                  --          --               --         1.28%
         All contract charges                                 --                 690  $  135,775             2.98%          --
  2003   Lowest contract charge 0.60% Class A         $   179.15                  --          --               --         2.40%
         Highest contract charge 0.90% Class A        $   172.44                  --          --               --         1.47%
         All contract charges                                 --                 828  $  160,867             3.70%          --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   149.27                  --          --               --         6.87%
         Highest contract charge 0.90% Class B        $   141.06                  --          --               --         5.90%
         All contract charges                                 --                 220  $   31,242             4.67%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   139.68                  --          --               --         3.12%
         Highest contract charge 0.90% Class B        $   133.20                  --          --               --         2.20%
         All contract charges                                 --                 220  $   29,485             4.12%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   135.45                  --          --               --         1.24%
         Highest contract charge 0.90% Class B        $   130.34                  --          --               --         0.33%
         All contract charges                                 --                 230  $   30,001             3.45%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   133.80                  --          --               --         1.94%
         Highest contract charge 0.90% Class B        $   129.91                  --          --               --         1.02%
         All contract charges                                 --                 224  $   28,912             2.98%          --
  2003   Lowest contract charge 0.60% Class B         $   179.15                  --          --               --         2.40%
         Highest contract charge 0.90% Class B        $   128.60                  --          --               --         1.22%
         All contract charges                                 --                 239  $   30,873             3.70%          --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   248.28                  --          --               --        12.01%
         Highest contract charge 0.90% Class A        $   221.26                  --          --               --        11.00%
         All contract charges                                 --               3,274  $  760,166             1.50%          --
  2006   Lowest contract charge 0.00% Class A         $   221.66                  --          --               --        23.82%
         Highest contract charge 0.90% Class A        $   199.34                  --          --               --        22.71%
         All contract charges                                 --               3,392  $  705,764             1.66%          --
  2005   Lowest contract charge 0.00% Class A         $   179.02                  --          --               --        15.58%
         Highest contract charge 0.90% Class A        $   162.45                  --          --               --        14.54%
         All contract charges                                 --               3,448  $  581,793             1.74%          --
  2004   Lowest contract charge 0.00% Class A         $   154.89                  --          --               --        18.47%
         Highest contract charge 0.90% Class A        $   141.83                  --          --               --        17.40%
         All contract charges                                 --               3,521  $  515,982             2.12%          --
  2003   Lowest contract charge 0.00% Class A         $   130.75                  --          --               --        35.43%
         Highest contract charge 0.90% Class A        $   120.80                  --          --               --        34.21%
         All contract charges                                 --               3,678  $  457,336             2.01%          --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.21                  --          --               --        11.73%
         Highest contract charge 0.90% Class B        $   164.52                  --          --               --        10.71%
         All contract charges                                 --                 583  $  100,264             1.50%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   153.24                  --          --               --        23.52%
         Highest contract charge 0.90% Class B        $   148.60                  --          --               --        22.41%
         All contract charges                                 --                 560  $   86,902             1.66%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.06                  --          --               --        15.29%
         Highest contract charge 0.90% Class B        $   121.39                  --          --               --        14.26%
         All contract charges                                 --                 540  $   68,275             1.74%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   107.60                  --          --               --        18.17%
         Highest contract charge 0.90% Class B        $   106.24                  --          --               --        17.11%
         All contract charges                                 --                 511  $   56,460             2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein International (a) (Continued)
--------------------------------------------------
  2003   Lowest contract charge 0.60% Class B         $    93.97                  --          --               --        34.36%
         Highest contract charge 0.90% Class B        $    90.72                  --          --               --        33.96%
         All contract charges                                 --                 464  $   43,571             2.01%          --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   176.77                  --          --               --        14.27%
         Highest contract charge 0.60% Class A        $   124.25                  --          --               --        13.57%
         All contract charges                                 --                  43  $    7,435               --           --
  2006   Lowest contract charge 0.00% Class A         $   154.70                  --          --               --        (0.28)%
         Highest contract charge 0.60% Class A        $   109.40                  --          --               --        (0.88)%
         All contract charges                                 --                  38  $    5,696               --           --
  2005   Lowest contract charge 0.00% Class A         $   155.14                  --          --               --        15.22%
         Highest contract charge 0.60% Class A        $   110.37                  --          --               --        14.53%
         All contract charges                                 --                  25  $    3,748               --           --
  2004   Lowest contract charge 0.00% Class A         $   134.65                  --          --               --         8.66%
         Highest contract charge 0.60% Class A        $    96.37                  --          --               --         8.00%
         All contract charges                                 --                  15  $    2,066               --           --
  2003   Lowest contract charge 0.00% Class A         $   123.92                  --          --               --        23.50%
         Highest contract charge 0.60% Class A        $    89.23                  --          --               --        22.76%
         All contract charges                                 --                   8  $      953               --           --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $    88.85                  --          --               --        13.98%
         Highest contract charge 0.90% Class B        $    82.22                  --          --               --        12.94%
         All contract charges                                 --               1,309  $  110,980               --           --
  2006   Lowest contract charge 0.00% Class B         $    77.95                  --          --               --        (0.54)%
         Highest contract charge 0.90% Class B        $    72.80                  --          --               --        (1.43)%
         All contract charges                                 --               1,349  $  100,743               --           --
  2005   Lowest contract charge 0.00% Class B         $    78.38                  --          --               --        14.93%
         Highest contract charge 0.90% Class B        $    73.86                  --          --               --        13.90%
         All contract charges                                 --               1,428  $  107,944               --           --
  2004   Lowest contract charge 0.00% Class B         $    68.20                  --          --               --         8.38%
         Highest contract charge 0.90% Class B        $    64.84                  --          --               --         7.41%
         All contract charges                                 --               1,445  $   95,487               --           --
  2003   Lowest contract charge 0.00% Class B         $    62.92                  --          --               --        23.18%
         Highest contract charge 0.90% Class B        $    60.37                  --          --               --        22.08%
         All contract charges                                 --               1,544  $   94,657               --           --
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   225.16                  --          --               --         4.80%
         Highest contract charge 0.90% Class A        $   186.72                  --          --               --         3.85%
         All contract charges                                 --                 495  $  101,225             5.08%          --
  2006   Lowest contract charge 0.00% Class A         $   214.84                  --          --               --         4.09%
         Highest contract charge 0.90% Class A        $   179.79                  --          --               --         3.16%
         All contract charges                                 --                 520  $  101,691             4.03%          --
  2005   Lowest contract charge 0.00% Class A         $   206.40                  --          --               --         2.25%
         Highest contract charge 0.90% Class A        $   174.29                  --          --               --         1.34%
         All contract charges                                 --                 564  $  106,367             3.88%          --
  2004   Lowest contract charge 0.00% Class A         $   201.85                  --          --               --         4.01%
         Highest contract charge 0.90% Class A        $   171.99                  --          --               --         3.07%
         All contract charges                                 --                 594  $  109,740             3.76%          --
  2003   Lowest contract charge 0.00% Class A         $   194.07                  --          --               --         3.80%
         Highest contract charge 0.90% Class A        $   166.87                  --          --               --         2.86%
         All contract charges                                 --                 745  $  132,868             2.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   153.30                  --          --               --         4.54%
         Highest contract charge 0.90% Class B        $   143.64                  --          --               --         3.59%
         All contract charges                                 --                 210  $   30,448            5.08%
  2006   Lowest contract charge 0.00% Class B (f)     $   146.64                  --          --               --         3.82%
         Highest contract charge 0.90% Class B        $   138.66                  --          --               --         2.89%
         All contract charges                                 --                 226  $   31,598             4.03%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   141.24                  --          --               --         2.00%
         Highest contract charge 0.90% Class B        $   134.77                  --          --               --         1.08%
         All contract charges                                 --                 235  $   31,831             3.88%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   138.48                  --          --               --         3.75%
         Highest contract charge 0.90% Class B        $   133.32                  --          --               --         2.81%
         All contract charges                                 --                 235  $   31,367             3.76%          --
  2003   Lowest contract charge 0.60% Class B         $   129.57                  --          --               --         2.91%
         Highest contract charge 0.90% Class B        $   129.67                  --          --               --         2.61%
         All contract charges                                 --                 222  $   28,789             2.57%          --
EQ/AllianceBernstein Small Cap Growth (f)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   248.07                  --          --               --        16.99%
         Highest contract charge 0.90% Class A        $   225.25                  --          --               --        15.92%
         All contract charges                                 --                 776  $  183,518               --           --
  2006   Lowest contract charge 0.00% Class A         $   212.05                  --          --               --         9.27%
         Highest contract charge 0.90% Class A        $   194.31                  --          --               --         8.28%
         All contract charges                                 --                 842  $  170,884               --           --
  2005   Lowest contract charge 0.00% Class A         $   194.07                  --          --               --        11.78%
         Highest contract charge 0.90% Class A        $   179.44                  --          --               --        10.78%
         All contract charges                                 --                 879  $  163,607               --           --
  2004   Lowest contract charge 0.00% Class A         $   173.61                  --          --               --        14.27%
         Highest contract charge 0.90% Class A        $   161.98                  --          --               --        13.24%
         All contract charges                                 --                 913  $  152,710               --           --
  2003   Lowest contract charge 0.00% Class A         $   151.93                  --          --               --        41.28%
         Highest contract charge 0.90% Class A        $   143.04                  --          --               --        40.01%
         All contract charges                                 --                 928  $  136,195               --           --
EQ/AllianceBernstein Small Cap Growth (f)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   205.66                  --          --               --        16.69%
         Highest contract charge 0.90% Class B        $   169.23                  --          --               --        15.63%
         All contract charges                                 --                 384  $   67,100               --           --
  2006   Lowest contract charge 0.00% Class B (f)     $   176.25                  --          --               --         9.00%
         Highest contract charge 0.90% Class B        $   146.35                  --          --               --         8.02%
         All contract charges                                 --                 407  $   61,163               --           --
  2005   Lowest contract charge 0.00% Class B (f)     $   161.69                  --          --               --        11.51%
         Highest contract charge 0.90% Class B        $   135.48                  --          --               --        10.51%
         All contract charges                                 --                 419  $   58,017               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $   145.02                  --          --               --        13.98%
         Highest contract charge 0.90% Class B        $   122.60                  --          --               --        12.96%
         All contract charges                                 --                 408  $   51,074               --           --
  2003   Lowest contract charge 0.60% Class B         $   114.01                  --          --               --        40.93%
         Highest contract charge 0.90% Class B        $   108.53                  --          --               --        39.67%
         All contract charges                                 --                 384  $   42,360               --           --
EQ/AllianceBernstein Value (o) (t)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   199.01                  --          --               --        (2.94)%
         Highest contract charge 0.90% Class A        $   160.89                  --          --               --        (3.30)%
         All contract charges                                 --               3,519  $   71,098             2.48%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Value (o) (t) (Continued)
----------------------------------------------
  2006   Lowest contract charge 0.00% Class A         $   207.97                  --          --               --        21.70%
         Highest contract charge 0.60% Class A        $   152.45                  --          --               --        20.97%
         All contract charges                                 --                 175  $   35,192             1.69%          --
  2005   Lowest contract charge 0.00% Class A         $   170.89                  --          --               --         5.70%
         Highest contract charge 0.60% Class A        $   126.02                  --          --               --         5.07%
         All contract charges                                 --                 125  $   20,695             1.22%          --
  2004   Lowest contract charge 0.00% Class A         $   161.68                  --          --               --        13.73%
         Highest contract charge 0.60% Class A        $   119.95                  --          --               --        13.04%
         All contract charges                                 --                  74  $   11,738             1.42%          --
  2003   Lowest contract charge 0.00% Class A         $   142.16                  --          --               --        29.06%
         Highest contract charge 0.60% Class A        $   106.11                  --          --               --        28.29%
         All contract charges                                 --                  28  $    3,921             1.44%          --
EQ/AllianceBernstein Value (o) (t)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   150.15                  --          --               --        (4.55)%
         Highest contract charge 0.90% Class B        $   160.72                  --          --               --        (5.41)%
         All contract charges                                 --               1,181  $  702,530             2.48%          --
  2006   Lowest contract charge 0.00% Class B         $   157.30                  --          --               --        21.39%
         Highest contract charge 0.90% Class B        $   169.92                  --          --               --        20.30%
         All contract charges                                 --               1,592  $  270,942             1.69%          --
  2005   Lowest contract charge 0.00% Class B         $   129.59                  --          --               --         5.43%
         Highest contract charge 0.90% Class B        $   141.25                  --          --               --         4.49%
         All contract charges                                 --               1,522  $  214,562             1.22%          --
  2004   Lowest contract charge 0.00% Class B         $   122.91                  --          --               --        13.44%
         Highest contract charge 0.90% Class B        $   135.18                  --          --               --        12.42%
         All contract charges                                 --               1,425  $  191,881             1.42%          --
  2003   Lowest contract charge 0.00% Class B         $   108.34                  --          --               --        28.73%
         Highest contract charge 0.90% Class B        $   120.24                  --          --               --        27.58%
         All contract charges                                 --               1,337  $  159,330             1.44%          --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.87                  --          --               --        (7.13)%
         Highest contract charge 0.90% Class A (i)    $    92.29                  --          --               --        (7.71)%
         All contract charges                                 --                   5  $      461             1.16%          --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   114.20                  --          --               --        (1.18)%
         Highest contract charge 0.90% Class B (i)    $    92.13                  --          --               --        (7.87)%
         All contract charges                                 --                   2  $      243             1.16%          --
  2006   Lowest contract charge 0.00% Class B (h)     $   115.56                  --          --               --        11.16%
         Highest contract charge 0.00% Class B (h)    $   115.56                  --          --               --        11.16%
         All contract charges                                 --                  --  $       40             1.48%          --
  2005   Lowest contract charge 0.00% Class B (h)     $   103.96                  --          --               --         3.96%
         Highest contract charge 0.00% Class B (h)    $   103.96                  --          --               --         3.96%
         All contract charges                                 --                  --  $        1               --           --
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   112.54                  --          --               --         3.29%
         Highest contract charge 0.90% Class B (b)    $   107.87                  --          --               --         2.35%
         All contract charges                                 --                 143  $   15,725             2.00%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   108.96                  --          --               --         1.45%
         Highest contract charge 0.90% Class B (b)    $   105.39                  --          --               --         0.54%
         All contract charges                                 --                 141  $   15,060             3.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund (Continued)
-------------------------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)     $   107.40                  --          --               --         7.51%
         Highest contract charge 0.90% Class B (b)    $   104.83                  --          --               --         6.54%
         All contract charges                                 --                 119  $   12,570               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $    99.90                  --          --               --         3.63%
         Highest contract charge 0.90% Class B (b)    $    98.39                  --          --               --         2.70%
         All contract charges                                 --                  46  $    4,597               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $    96.40                  --          --               --        (3.60)%
         Highest contract charge 0.90% Class B (b)    $    95.80                  --          --               --        (4.20)%
         All contract charges                                 --                  14  $    1,334               --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   209.86                  --          --               --         1.43%
         Highest contract charge 0.60% Class A (b)    $   204.58                  --          --               --         0.82%
         All contract charges                                 --                  92  $   18,777             1.08%          --
  2006   Lowest contract charge 0.00% Class A         $   206.90                  --          --               --        21.21%
         Highest contract charge 0.60% Class A (b)    $   202.91                  --          --               --        20.49%
         All contract charges                                 --                  81  $   16,311             2.90%          --
  2005   Lowest contract charge 0.00% Class A         $   170.69                  --          --               --         3.21%
         Highest contract charge 0.60% Class A (b)    $   168.41                  --          --               --         2.59%
         All contract charges                                 --                  67  $   11,074             1.38%          --
  2004   Lowest contract charge 0.00% Class A         $   165.39                  --          --               --        10.85%
         Highest contract charge 0.60% Class A (b)    $   164.16                  --          --               --        10.18%
         All contract charges                                 --                  39  $    6,328             2.16%          --
  2003   Lowest contract charge 0.00% Class A         $   149.21                  --          --               --        31.54%
         Highest contract charge 0.60% Class A (b)    $   148.99                  --          --               --        31.35%
         All contract charges                                 --                  14  $    2,125             0.56%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   279.01                  --          --               --         1.18%
         Highest contract charge 0.90% Class B        $   253.37                  --          --               --         0.27%
         All contract charges                                 --                 716  $  183,917             1.08%          --
  2006   Lowest contract charge 0.00% Class B         $   275.76                  --          --               --        20.91%
         Highest contract charge 0.90% Class B        $   252.70                  --          --               --        19.83%
         All contract charges                                 --                 768  $  196,776             2.90%          --
  2005   Lowest contract charge 0.00% Class B         $   228.07                  --          --               --         2.95%
         Highest contract charge 0.90% Class B        $   210.89                  --          --               --         2.03%
         All contract charges                                 --                 827  $  176,643             1.38%          --
  2004   Lowest contract charge 0.00% Class B         $   221.53                  --          --               --        10.57%
         Highest contract charge 0.90% Class B        $   206.70                  --          --               --         9.57%
         All contract charges                                 --                 884  $  184,573             2.16%          --
  2003   Lowest contract charge 0.00% Class B         $   200.36                  --          --               --        31.19%
         Highest contract charge 0.90% Class B        $   188.64                  --          --               --        30.02%
         All contract charges                                 --                 845  $  160,643             0.56%          --
EQ/BlackRock International Value (d)
------------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   255.79                  --          --               --        10.47%
         Highest contract charge 0.60% Class A        $   191.69                  --          --               --         9.80%
         All contract charges                                 --                 111  $   27,712             1.92%          --
  2006   Lowest contract charge 0.00% Class A         $   231.55                  --          --               --        25.98%
         Highest contract charge 0.60% Class A        $   174.58                  --          --               --        25.23%
         All contract charges                                 --                  94  $   21,155             3.57%          --
  2005   Lowest contract charge 0.00% Class A         $   183.79                  --          --               --        11.12%
         Highest contract charge 0.60% Class A        $   139.41                  --          --               --        10.45%
         All contract charges                                 --                  69  $   12,366             1.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/BlackRock International Value (d) (Continued)
------------------------------------------------
  2004   Lowest contract charge 0.00% Class A         $   165.41                  --          --               --        21.95%
         Highest contract charge 0.60% Class A        $   126.22                  --          --               --        21.22%
         All contract charges                                 --                  34  $    5,468             2.16%          --
  2003   Lowest contract charge 0.00% Class A         $   135.63                  --          --               --        28.37%
         Highest contract charge 0.60% Class A        $   104.12                  --          --               --        27.60%
         All contract charges                                 --                  15  $    2,057             2.44%          --
EQ/BlackRock International Value (d)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   188.94                  --          --               --        10.19%
         Highest contract charge 0.90% Class B        $   192.27                  --          --               --         9.19%
         All contract charges                                 --                 950  $  185,432             1.92%          --
  2006   Lowest contract charge 0.00% Class B         $   171.47                  --          --               --        25.68%
         Highest contract charge 0.90% Class B        $   176.08                  --          --               --        24.56%
         All contract charges                                 --                 978  $  174,081             3.57%          --
  2005   Lowest contract charge 0.00% Class B         $   136.43                  --          --               --        10.84%
         Highest contract charge 0.90% Class B        $   141.37                  --          --               --         9.84%
         All contract charges                                 --                 957  $  136,185             1.80%          --
  2004   Lowest contract charge 0.00% Class B         $   123.09                  --          --               --        21.64%
         Highest contract charge 0.90% Class B        $   128.70                  --          --               --        20.55%
         All contract charges                                 --                 846  $  109,326             1.67%          --
  2003   Lowest contract charge 0.00% Class B         $   101.19                  --          --               --        28.04%
         Highest contract charge 0.90% Class B        $   106.76                  --          --               --        26.89%
         All contract charges                                 --                 780  $   83,414             2.44%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    98.40                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class A (i)    $    97.78                  --          --               --        (2.22)%
         All contract charges                                 --                  17  $    1,714             2.69%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   136.96                  --          --               --         3.70%
         Highest contract charge 0.90% Class B (i)    $    97.61                  --          --               --        (2.39)%
         All contract charges                                 --                  34  $    4,423             2.69%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   132.07                  --          --               --        15.96%
         Highest contract charge 0.00% Class B (e)    $   132.07                  --          --               --        15.96%
         All contract charges                                 --                  25  $    3,237             2.75%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   113.89                  --          --               --         6.15%
         Highest contract charge 0.00% Class B (e)    $   113.89                  --          --               --         6.15%
         All contract charges                                 --                  11  $    1,282             2.59%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   107.29                  --          --               --         9.15%
         Highest contract charge 0.00% Class B (e)    $   107.29                  --          --               --         9.15%
         All contract charges                                 --                  --  $       50             2.06%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   177.03                  --          --               --        12.41%
         Highest contract charge 0.00% Class A        $   177.03                  --          --               --        12.41%
         All contract charges                                 --                  --  $       12             0.40%          --
  2006   Lowest contract charge 0.00% Class A         $   157.48                  --          --               --         5.45%
         Highest contract charge 0.00% Class A        $   157.48                  --          --               --         5.45%
         All contract charges                                 --                  --          --               --           --
  2005   Lowest contract charge 0.00% Class A         $   149.34                  --          --               --         9.00%
         Highest contract charge 0.00% Class A        $   149.34                  --          --               --         9.00%
         All contract charges                                 --                  --          --               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.00% Class A         $   137.01                  --          --               --         3.85%
         Highest contract charge 0.00% Class A        $   137.01                  --          --               --         3.85%
         All contract charges                                 --                  --          --               --           --
  2003   Lowest contract charge 0.00% Class A         $   131.93                  --          --               --        28.26%
         Highest contract charge 0.00% Class A        $   131.93                  --          --               --        28.26%
         All contract charges                                 --                   2  $        2               --           --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   112.02                  --          --               --        12.13%
         Highest contract charge 0.90% Class B        $   103.84                  --          --               --        11.12%
         All contract charges                                 --                   7  $      747             0.40%          --
  2006   Lowest contract charge 0.00% Class B (f)     $    99.90                  --          --               --         5.23%
         Highest contract charge 0.90% Class B        $    93.45                  --          --               --         4.28%
         All contract charges                                 --                   2  $      233               --           --
  2005   Lowest contract charge 0.00% Class B (f)     $    94.93                  --          --               --         8.74%
         Highest contract charge 0.90% Class B        $    89.61                  --          --               --         7.76%
         All contract charges                                 --                   1  $      129               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $    87.31                  --          --               --         3.59%
         Highest contract charge 0.90% Class B        $    83.16                  --          --               --         2.66%
         All contract charges                                 --                  --  $       11               --           --
  2003   Lowest contract charge 0.60% Class B         $    82.09                  --          --               --        27.19%
         Highest contract charge 0.90% Class B        $    81.01                  --          --               --        26.79%
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   161.68                  --          --               --         5.78%
         Highest contract charge 0.00% Class A        $   161.68                  --          --               --         5.78%
         All contract charges                                 --                   3  $      444               --           --
  2006   Lowest contract charge 0.00% Class A         $   152.85                  --          --               --         7.67%
         Highest contract charge 0.00% Class A        $   152.85                  --          --               --         7.67%
         All contract charges                                 --                  --  $       64             0.22%          --
  2005   Lowest contract charge 0.00% Class A         $   141.97                  --          --               --         5.37%
         Highest contract charge 0.00% Class A        $   141.97                  --          --               --         5.37%
         All contract charges                                 --                  --  $       62             0.20%          --
  2004   Lowest contract charge 0.00% Class A         $   134.73                  --          --               --         5.80%
         Highest contract charge 0.00% Class A        $   134.73                  --          --               --         5.80%
         All contract charges                                 --                  --  $       59             0.53%          --
  2003   Lowest contract charge 0.00% Class A         $   127.35                  --          --               --        24.27%
         Highest contract charge 0.00% Class A        $   127.35                  --          --               --        24.27%
         All contract charges                                 --                  --  $       54             0.13%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $    87.78                  --          --               --         5.48%
         Highest contract charge 0.90% Class B        $    93.34                  --          --               --         4.52%
         All contract charges                                 --                  77  $    7,226               --           --
  2006   Lowest contract charge 0.00% Class B (f)     $    83.22                  --          --               --         7.40%
         Highest contract charge 0.90% Class B        $    89.30                  --          --               --         6.44%
         All contract charges                                 --                  47  $    4,247             0.22%          --
  2005   Lowest contract charge 0.00% Class B (f)     $    77.49                  --          --               --         5.11%
         Highest contract charge 0.90% Class B        $    83.90                  --          --               --         4.16%
         All contract charges                                 --                  26  $    2,195             0.20%          --
  2004   Lowest contract charge 0.00% Class B (f)     $    73.72                  --          --               --         5.53%
         Highest contract charge 0.90% Class B        $    80.54                  --          --               --         4.58%
         All contract charges                                 --                  23  $    1,801             0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2003   Lowest contract charge 0.60% Class B         $    68.73                  --          --               --        23.22%
         Highest contract charge 0.90% Class B        $    77.01                  --          --               --        22.85%
         All contract charges                                 --                  25  $    1,886             0.13%          --
EQ/Capital Guardian Research (l)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   193.92                  --          --               --         1.90%
         Highest contract charge 0.60% Class A        $   129.09                  --          --               --         1.28%
         All contract charges                                 --                  65  $   11,625             1.25%          --
  2006   Lowest contract charge 0.00% Class A         $   190.31                  --          --               --        12.33%
         Highest contract charge 0.60% Class A        $   127.46                  --          --               --        11.66%
         All contract charges                                 --                   5  $      729             0.57%          --
  2005   Lowest contract charge 0.00% Class A         $   169.42                  --          --               --         6.32%
         Highest contract charge 0.60% Class A        $   114.15                  --          --               --         5.69%
         All contract charges                                 --                   5  $      549             0.56%          --
  2004   Lowest contract charge 0.00% Class A         $   159.34                  --          --               --        11.18%
         Highest contract charge 0.60% Class A        $   108.01                  --          --               --        10.52%
         All contract charges                                 --                   3  $      305             0.64%          --
  2003   Lowest contract charge 0.00% Class A         $   143.32                  --          --               --        31.55%
         Highest contract charge 0.60% Class A        $    97.73                  --          --               --        30.78%
         All contract charges                                 --                   1  $      111             0.45%          --
EQ/Capital Guardian Research (l)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   148.80                  --          --               --         1.66%
         Highest contract charge 0.90% Class B        $   137.99                  --          --               --         0.73%
         All contract charges                                 --                 991  $  141,208             1.25%          --
  2006   Lowest contract charge 0.00% Class B         $   146.37                  --          --               --        12.06%
         Highest contract charge 0.90% Class B        $   136.99                  --          --               --        11.05%
         All contract charges                                 --                 631  $   88,935             0.57%          --
  2005   Lowest contract charge 0.00% Class B         $   130.63                  --          --               --         6.06%
         Highest contract charge 0.90% Class B        $   123.36                  --          --               --         5.10%
         All contract charges                                 --                 667  $   84,346             0.56%          --
  2004   Lowest contract charge 0.00% Class B         $   123.17                  --          --               --        10.90%
         Highest contract charge 0.90% Class B        $   117.36                  --          --               --         9.91%
         All contract charges                                 --                 685  $   82,149             0.64%          --
  2003   Lowest contract charge 0.00% Class B         $   111.06                  --          --               --        31.49%
         Highest contract charge 0.90% Class B        $   106.79                  --          --               --        30.31%
         All contract charges                                 --                 696  $   75,658             0.45%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   116.44                  --          --               --         2.81%
         Highest contract charge 0.90% Class B (i)    $    98.77                  --          --               --        (1.23)%
         All contract charges                                 --                  20  $    2,062            19.97%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   113.26                  --          --               --         7.96%
         Highest contract charge 0.00% Class B (g)    $   113.26                  --          --               --         7.96%
         All contract charges                                 --                   1  $      141            10.18%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   104.91                  --          --               --         4.91%
         Highest contract charge 0.00% Class B (g)    $   104.91                  --          --               --         4.91%
         All contract charges                                 --                  --  $        7             1.86%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   380.65                  --          --               --         5.22%
         Highest contract charge 0.90% Class A        $   339.42                  --          --               --         4.27%
         All contract charges                                 --               1,757  $  629,598             1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A         $   361.77                  --          --               --        15.38%
         Highest contract charge 0.90% Class A        $   325.53                  --          --               --        14.34%
         All contract charges                                 --               1,865  $  637,198             1.75%          --
  2005   Lowest contract charge 0.00% Class A         $   313.55                  --          --               --         4.66%
         Highest contract charge 0.90% Class A        $   284.70                  --          --               --         3.72%
         All contract charges                                 --               2,049  $  608,947             1.54%          --
  2004   Lowest contract charge 0.00% Class A         $   299.58                  --          --               --        10.51%
         Highest contract charge 0.90% Class A        $   274.48                  --          --               --         9.51%
         All contract charges                                 --               2,172  $  619,922             1.66%          --
  2003   Lowest contract charge 0.00% Class A         $   271.10                  --          --               --        28.14%
         Highest contract charge 0.90% Class A        $   250.64                  --          --               --        26.99%
         All contract charges                                 --               2,240  $  581,816             1.55%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   116.38                  --          --               --         4.95%
         Highest contract charge 0.90% Class B        $   127.68                  --          --               --         4.00%
         All contract charges                                 --               1,054  $  119,906             1.54%          --
  2006   Lowest contract charge 0.00% Class B         $   110.89                  --          --               --        15.09%
         Highest contract charge 0.90% Class B        $   122.77                  --          --               --        14.06%
         All contract charges                                 --               1,078  $  118,004             1.75%          --
  2005   Lowest contract charge 0.00% Class B         $    96.35                  --          --               --         4.40%
         Highest contract charge 0.90% Class B        $   107.63                  --          --               --         3.47%
         All contract charges                                 --               1,095  $  104,727             1.54%          --
  2004   Lowest contract charge 0.00% Class B         $    92.28                  --          --               --        10.23%
         Highest contract charge 0.90% Class B        $   104.03                  --          --               --         9.24%
         All contract charges                                 --               1,115  $  102,792             1.66%          --
  2003   Lowest contract charge 0.60% Class B         $    84.13                  --          --               --        27.05%
         Highest contract charge 0.90% Class B        $    95.23                  --          --               --        26.67%
         All contract charges                                 --               1,053  $   88,633             1.55%          --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (v)     $   114.86                  --          --               --         9.59%
         Highest contract charge 0.90% Class A (i)    $   106.89                  --          --               --         6.89%
         All contract charges                                 --                  50  $    5,603             7.15%          --
  2006   Lowest contract charge 0.00% Class A (v)     $   104.81                  --          --               --         4.81%
         Highest contract charge 0.00% Class A (v)    $   104.81                  --          --               --         4.81%
         All contract charges                                 --                   2  $      209             0.59%          --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   110.57                  --          --               --         9.31%
         Highest contract charge 0.90% Class B (i)    $   106.70                  --          --               --         6.70%
         All contract charges                                 --                   8  $      832             7.15%          --
  2006   Lowest contract charge 0.00% Class B (h)     $   101.15                  --          --               --         3.42%
         Highest contract charge 0.00% Class B (h)    $   101.15                  --          --               --         3.42%
         All contract charges                                 --                   1  $       61               --           --
  2005   Lowest contract charge 0.00% Class B (h)     $    97.81                  --          --               --        (2.19)%
         Highest contract charge 0.00% Class B (h)    $    97.81                  --          --               --        (2.19)%
         All contract charges                                 --                  --  $       12               --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   187.02                  --          --               --        11.61%
         Highest contract charge 0.00% Class A        $   187.02                  --          --               --        11.61%
         All contract charges                                 --                   3  $      432               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Evergreen Omega (Continued)
------------------------------
  2006   Lowest contract charge 0.00% Class A         $   167.56                  --          --               --         6.13%
         Highest contract charge 0.00% Class A        $   167.56                  --          --               --         6.13%
         All contract charges                                 --                   1  $       82             2.06%          --
  2005   Lowest contract charge 0.00% Class A         $   157.88                  --          --               --         4.22%
         Highest contract charge 0.00% Class A        $   157.88                  --          --               --         4.22%
         All contract charges                                 --                   1  $      108             0.04%          --
  2004   Lowest contract charge 0.00% Class A         $   151.49                  --          --               --         7.31%
         Highest contract charge 0.00% Class A        $   151.49                  --          --               --         7.31%
         All contract charges                                 --                  --  $       15             0.31%          --
  2003   Lowest contract charge 0.00% Class A         $   141.17                  --          --               --        38.50%
         Highest contract charge 0.00% Class A        $   141.17                  --          --               --        38.50%
         All contract charges                                 --                  --          --               --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   108.08                  --          --               --        11.33%
         Highest contract charge 0.90% Class B        $   100.23                  --          --               --        10.32%
         All contract charges                                 --                 129  $   13,009               --           --
  2006   Lowest contract charge 0.00% Class B         $    97.08                  --          --               --         5.87%
         Highest contract charge 0.90% Class B        $    90.85                  --          --               --         4.92%
         All contract charges                                 --                  93  $    8,539             2.06%          --
  2005   Lowest contract charge 0.00% Class B         $    91.70                  --          --               --         3.96%
         Highest contract charge 0.90% Class B        $    86.59                  --          --               --         3.03%
         All contract charges                                 --                 110  $    9,551             0.04%          --
  2004   Lowest contract charge 0.00% Class B         $    88.21                  --          --               --         7.04%
         Highest contract charge 0.90% Class B        $    84.05                  --          --               --         6.08%
         All contract charges                                 --                 117  $    9,923             0.31%          --
  2003   Lowest contract charge 0.00% Class B         $    82.41                  --          --               --        38.20%
         Highest contract charge 0.90% Class B        $    79.24                  --          --               --        36.97%
         All contract charges                                 --                  90  $    7,099               --           --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   234.66                  --          --               --         8.30%
         Highest contract charge 0.60% Class A        $   169.87                  --          --               --         7.66%
         All contract charges                                 --                 105  $   24,003               --           --
  2006   Lowest contract charge 0.00% Class A         $   216.67                  --          --               --        11.81%
         Highest contract charge 0.60% Class A        $   157.79                  --          --               --        11.14%
         All contract charges                                 --                  95  $   19,943             3.32%          --
  2005   Lowest contract charge 0.00% Class A         $   193.78                  --          --               --         6.63%
         Highest contract charge 0.60% Class A        $   141.98                  --          --               --         5.99%
         All contract charges                                 --                  71  $   13,402             7.62%          --
  2004   Lowest contract charge 0.00% Class A         $   181.73                  --          --               --        16.32%
         Highest contract charge 0.60% Class A        $   133.95                  --          --               --        15.62%
         All contract charges                                 --                  44  $    7,793             2.45%          --
  2003   Lowest contract charge 0.00% Class A         $   156.23                  --          --               --        43.98%
         Highest contract charge 0.60% Class A        $   115.85                  --          --               --        43.11%
         All contract charges                                 --                  18  $    2,718               --           --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   151.40                  --          --               --         8.03%
         Highest contract charge 0.90% Class B        $   141.69                  --          --               --         7.06%
         All contract charges                                 --                 753  $  109,736               --           --
  2006   Lowest contract charge 0.00% Class B         $   140.14                  --          --               --        11.52%
         Highest contract charge 0.90% Class B        $   132.35                  --          --               --        10.52%
         All contract charges                                 --                 765  $  103,634             3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/FI Mid Cap (Continued)
-------------------------
  2005   Lowest contract charge 0.00% Class B         $   125.66                  --          --               --         6.37%
         Highest contract charge 0.90% Class B        $   119.75                  --          --               --         5.41%
         All contract charges                                 --                 794  $   96,918             7.62%          --
  2004   Lowest contract charge 0.00% Class B         $   118.14                  --          --               --        16.03%
         Highest contract charge 0.90% Class B        $   113.60                  --          --               --        14.98%
         All contract charges                                 --                 761  $   87,965             2.45%          --
  2003   Lowest contract charge 0.00% Class B         $   101.82                  --          --               --        43.61%
         Highest contract charge 0.90% Class B        $    98.80                  --          --               --        42.32%
         All contract charges                                 --                 667  $   66,774               --           --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   123.00                  --          --               --         3.43%
         Highest contract charge 0.90% Class B (i)    $    97.99                  --          --               --        (2.01)%
         All contract charges                                 --                  24  $    2,454             1.65%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   118.92                  --          --               --        12.21%
         Highest contract charge 0.00% Class B (g)    $   118.92                  --          --               --        12.21%
         All contract charges                                 --                   1  $       96             9.35%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   105.99                  --          --               --         5.99%
         Highest contract charge 0.00% Class B (g)    $   105.99                  --          --               --         5.99%
         All contract charges                                 --                  --  $        3             1.39%          --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   153.87                  --          --               --         9.30%
         Highest contract charge 0.90% Class B (i)    $    99.87                  --          --               --        (0.13)%
         All contract charges                                 --                 168  $   20,185             0.78%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   140.78                  --          --               --        18.83%
         Highest contract charge 0.00% Class B (e)    $   140.78                  --          --               --        18.83%
         All contract charges                                 --                  30  $    4,235             1.68%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   118.47                  --          --               --         4.32%
         Highest contract charge 0.00% Class B (e)    $   118.47                  --          --               --         4.32%
         All contract charges                                 --                  15  $    1,759             1.20%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   113.57                  --          --               --        13.62%
         Highest contract charge 0.00% Class B (e)    $   113.57                  --          --               --        13.62%
         All contract charges                                 --                   1  $      138             0.43%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   169.40                  --          --               --        16.20%
         Highest contract charge 0.90% Class B (i)    $   105.48                  --          --               --         5.48%
         All contract charges                                 --                  95  $   10,270             1.22%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   145.78                  --          --               --        25.64%
         Highest contract charge 0.00% Class B (g)    $   145.78                  --          --               --        25.64%
         All contract charges                                 --                   1  $       79             1.24%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   116.03                  --          --               --        16.03%
         Highest contract charge 0.00% Class B (g)    $   116.03                  --          --               --        16.03%
         All contract charges                                 --                  --          --             0.30%          --
EQ/JPMorgan Core Bond (r)
-------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   122.11                  --          --               --         3.35%
         Highest contract charge 0.60% Class A        $   126.25                  --          --               --         2.73%
         All contract charges                                 --                 183  $   22,459             4.85%          --
  2006   Lowest contract charge 0.00% Class A         $   118.15                  --          --               --         4.31%
         Highest contract charge 0.60% Class A        $   122.90                  --          --               --         3.68%
         All contract charges                                 --                 144  $   17,085             5.07%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/JPMorgan Core Bond (r) (Continued)
-------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   113.28                  --          --               --         2.47%
         Highest contract charge 0.60% Class A        $   118.54                  --          --               --         1.86%
         All contract charges                                 --                  99  $   11,243             4.69%          --
  2004   Lowest contract charge 0.00% Class A         $   110.55                  --          --               --         4.36%
         Highest contract charge 0.60% Class A        $   116.38                  --          --               --         3.73%
         All contract charges                                 --                  50  $    5,596             4.75%          --
  2003   Lowest contract charge 0.00% Class A         $   105.93                  --          --               --         3.60%
         Highest contract charge 0.60% Class A        $   112.19                  --          --               --         2.98%
         All contract charges                                 --                  19  $    2,008             3.45%          --
EQ/JPMorgan Core Bond (r)
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   128.15                  --          --               --         3.11%
         Highest contract charge 0.90% Class B        $   147.29                  --          --               --         2.17%
         All contract charges                                 --                 266      39,114             4.85%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   124.29                  --          --               --         4.06%
         Highest contract charge 0.90% Class B        $   144.16                  --          --               --         3.13%
         All contract charges                                 --                 225  $   32,545             5.07%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   119.44                  --          --               --         2.22%
         Highest contract charge 0.90% Class B        $   139.79                  --          --               --         1.30%
         All contract charges                                 --                 162  $   22,802             4.69%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   116.85                  --          --               --         4.10%
         Highest contract charge 0.90% Class B        $   138.00                  --          --               --         3.16%
         All contract charges                                 --                  80  $   11,132             4.75%          --
  2003   Lowest contract charge 0.60% Class B         $   133.66                  --          --               --         2.75%
         Highest contract charge 0.90% Class B        $   133.77                  --          --               --         2.44%
         All contract charges                                 --                  76  $   10,330             3.45%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   191.85                  --          --               --        (0.96)%
         Highest contract charge 0.00% Class A        $   191.85                  --          --               --        (0.96)%
         All contract charges                                 --                   6  $      923             1.37%          --
  2006   Lowest contract charge 0.00% Class A         $   193.71                  --          --               --        20.68%
         Highest contract charge 0.00% Class A        $   193.71                  --          --               --        20.68%
         All contract charges                                 --                   2  $      361             4.75%          --
  2005   Lowest contract charge 0.00% Class A         $   160.51                  --          --               --         4.18%
         Highest contract charge 0.00% Class A        $   160.51                  --          --               --         4.18%
         All contract charges                                 --                   1  $      214             1.55%          --
  2004   Lowest contract charge 0.00% Class A         $   154.06                  --          --               --        11.16%
         Highest contract charge 0.00% Class A        $   154.06                  --          --               --        11.16%
         All contract charges                                 --                  --  $       53             1.28%          --
  2003   Lowest contract charge 0.00% Class A         $   138.60                  --          --               --        27.13%
         Highest contract charge 0.00% Class A        $   138.60                  --          --               --        27.13%
         All contract charges                                 --                  --          --             1.40%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   181.02                  --          --               --        (1.21)%
         Highest contract charge 0.90% Class B        $   164.38                  --          --               --        (2.10)%
         All contract charges                                 --                 245  $   41,272             1.37%          --
  2006   Lowest contract charge 0.00% Class B         $   183.24                  --          --               --        20.38%
         Highest contract charge 0.90% Class B        $   167.91                  --          --               --        19.30%
         All contract charges                                 --                 250  $   42,875             4.75%          --
  2005   Lowest contract charge 0.00% Class B         $   152.22                  --          --               --         3.92%
         Highest contract charge 0.90% Class B        $   140.75                  --          --               --         2.99%
         All contract charges                                 --                 236  $   33,648             1.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.00% Class B         $   146.48                  --          --               --        10.88%
         Highest contract charge 0.90% Class B        $   136.67                  --          --               --         9.88%
         All contract charges                                 --                 249  $   34,012             1.28%          --
  2003   Lowest contract charge 0.00% Class B         $   132.10                  --          --               --        26.81%
         Highest contract charge 0.90% Class B        $   124.37                  --          --               --        25.67%
         All contract charges                                 --                 267  $   33,648             1.40%          --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.22                  --          --               --        (7.78)%
         Highest contract charge 0.90% Class A (i)    $    91.63                  --          --               --        (8.37)%
         All contract charges                                 --                  12  $    1,140               --           --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   107.28                  --          --               --        (5.93)%
         Highest contract charge 0.90% Class B (i)    $    91.47                  --          --               --        (8.53)%
         All contract charges                                 --                   6  $      641               --           --
  2006   Lowest contract charge 0.00% Class B (h)     $   114.04                  --          --               --         6.83%
         Highest contract charge 0.00% Class B (h)    $   114.04                  --          --               --         6.83%
         All contract charges                                 --                   3  $      286             0.05%          --
  2005   Lowest contract charge 0.00% Class B (h)     $   106.74                  --          --               --         6.74%
         Highest contract charge 0.00% Class B (h)    $   106.74                  --          --               --         6.74%
         All contract charges                                 --                  --  $       16               --           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   106.38                  --          --               --         6.38%
         Highest contract charge 0.90% Class A (i)    $   105.71                  --          --               --         5.71%
         All contract charges                                 --                   7  $      712             9.67%          --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   110.33                  --          --               --         7.40%
         Highest contract charge 0.90% Class B (i)    $   105.52                  --          --               --         5.52%
         All contract charges                                 --                   7  $      674             9.67%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   102.73                  --          --               --         1.82%
         Highest contract charge 0.00% Class B (g)    $   102.73                  --          --               --         1.82%
         All contract charges                                 --                   1  $       66             6.25%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.89                  --          --               --         0.89%
         Highest contract charge 0.00% Class B (g)    $   100.89                  --          --               --         0.89%
         All contract charges                                 --                  --  $        7               --           --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    99.57                  --          --               --        (0.43)%
         Highest contract charge 0.90% Class A (i)    $    98.95                  --          --               --        (1.05)%
         All contract charges                                 --                   4  $      371             2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   129.70                  --          --               --         3.48%
         Highest contract charge 0.90% Class B (i)    $    98.77                  --          --               --        (1.23)%
         All contract charges                                 --                   3   $     284             2.77%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   125.34                  --                           --        17.21%
         Highest contract charge 0.00% Class B (g)    $   125.34                  --          --               --        17.21%
         All contract charges                                 --                   1   $      79             1.43%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   106.94                  --          --               --         6.94%
         Highest contract charge 0.00% Class B (g)    $   106.94                  --          --               --         6.94%
         All contract charges                                 --                  --   $       8             0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   104.14                  --          --               --         4.14%
         Highest contract charge 0.90% Class A (i)    $   103.48                  --          --               --         3.48%
         All contract charges                                 --                  11  $    1,127             3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   132.91                  --          --               --        10.68%
         Highest contract charge 0.90% Class B (i)    $   103.30                  --          --               --         3.30%
         All contract charges                                 --                   4  $      465             3.25%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   120.09                  --          --               --        12.69%
         Highest contract charge 0.00% Class B (g)    $   120.09                  --          --               --        12.69%
         All contract charges                                 --                  --  $       23             1.70%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   106.57                  --          --               --         6.57%
         Highest contract charge 0.00% Class B (g)    $   106.57                  --          --               --         6.57%
         All contract charges                                 --                  --  $        1               --           --
EQ/Lord Abbett Mid Cap Value (q)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.41                  --          --               --        (7.59)%
         Highest contract charge 0.90% Class A (i)    $    91.83                  --          --               --        (8.17)%
         All contract charges                                 --                 243  $   22,484             1.80%          --
EQ/Lord Abbett Mid Cap Value (q)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (g)     $   127.19                  --          --               --         0.58%
         Highest contract charge 0.00% Class B (g)    $   127.19                  --          --               --         0.58%
         All contract charges                                 --                   4  $      499             1.80%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   126.46                  --          --               --        12.43%
         Highest contract charge 0.00% Class B (g)    $   126.46                  --          --               --        12.43%
         All contract charges                                 --                   1  $      148             1.41%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   112.49                  --          --               --        12.49%
         Highest contract charge 0.00% Class B (g)    $   112.49                  --          --               --        12.49%
         All contract charges                                 --                  --  $       21             0.39%          --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   196.14                  --          --               --        14.33%
         Highest contract charge 0.60% Class A (b)    $   191.21                  --          --               --        13.64%
         All contract charges                                 --                 198  $   38,456             0.24%          --
  2006   Lowest contract charge 0.00% Class A         $   171.56                  --          --               --         9.59%
         Highest contract charge 0.60% Class A (b)    $   168.26                  --          --               --         8.94%
         All contract charges                                 --                 166  $   28,114             0.79%          --
  2005   Lowest contract charge 0.00% Class A         $   156.54                  --          --               --        10.98%
         Highest contract charge 0.60% Class A (b)    $   154.45                  --          --               --        10.31%
         All contract charges                                 --                 112  $   17,408             0.02%          --
  2004   Lowest contract charge 0.00% Class A         $   141.05                  --          --               --        10.79%
         Highest contract charge 0.60% Class A (b)    $   140.01                  --          --               --        10.12%
         All contract charges                                 --                  67  $    9,512               --           --
  2003   Lowest contract charge 0.00% Class A         $   127.32                  --          --               --        31.43%
         Highest contract charge 0.60% Class A (b)    $   127.14                  --          --               --        31.25%
         All contract charges                                 --                  28  $    3,544               --           --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   187.95                  --          --               --        14.05%
         Highest contract charge 0.90% Class B        $   177.63                  --          --               --        13.01%
         All contract charges                                 --                 778  $  141,730             0.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Marsico Focus (Continued)
----------------------------
  2006   Lowest contract charge 0.00% Class B         $   164.80                  --          --               --         9.32%
         Highest contract charge 0.90% Class B        $   157.18                  --          --               --         8.34%
         All contract charges                                 --                 777  $  124,514             0.79%          --
  2005   Lowest contract charge 0.00% Class B         $   150.75                  --          --               --        10.70%
         Highest contract charge 0.90% Class B        $   145.08                  --          --               --         9.71%
         All contract charges                                 --                 684  $  100,695             0.02%          --
  2004   Lowest contract charge 0.00% Class B         $   136.17                  --          --               --        10.51%
         Highest contract charge 0.90% Class B        $   132.24                  --          --               --         9.52%
         All contract charges                                 --                 594  $   79,394               --           --
  2003   Lowest contract charge 0.00% Class B         $   123.22                  --          --               --        31.13%
         Highest contract charge 0.90% Class B        $   120.75                  --          --               --        29.95%
         All contract charges                                 --                 540  $   65,568               --           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   167.45                  --          --               --         4.98%
         Highest contract charge 0.90% Class A        $   157.88                  --          --               --         4.03%
         All contract charges                                 --               1,984  $  391,569             4.81%          --
  2006   Lowest contract charge 0.00% Class A         $   159.51                  --          --               --         4.73%
         Highest contract charge 0.90% Class A        $   151.77                  --          --               --         3.79%
         All contract charges                                 --               1,534  $  296,025             4.67%          --
  2005   Lowest contract charge 0.00% Class A         $   152.31                  --          --               --         2.88%
         Highest contract charge 0.90% Class A        $   146.23                  --          --               --         1.96%
         All contract charges                                 --               1,265  $  242,248             2.82%          --
  2004   Lowest contract charge 0.00% Class A         $   148.04                  --          --               --         1.03%
         Highest contract charge 0.90% Class A        $   143.42                  --          --               --         0.12%
         All contract charges                                 --               1,338  $  249,556             0.94%          --
  2003   Lowest contract charge 0.00% Class A         $   146.53                  --          --               --         0.82%
         Highest contract charge 0.90% Class A        $   143.25                  --          --               --        (0.08)%
         All contract charges                                 --               1,619  $  304,460             0.77%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   128.77                  --          --               --         4.71%
         Highest contract charge 0.90% Class B        $   124.26                  --          --               --         3.77%
         All contract charges                                 --                 444  $   55,923             4.81%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   122.98                  --          --               --         4.48%
         Highest contract charge 0.90% Class B        $   119.75                  --          --               --         3.55%
         All contract charges                                 --                 458  $   56,595             4.67%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   117.70                  --          --               --         2.62%
         Highest contract charge 0.90% Class B        $   115.65                  --          --               --         1.70%
         All contract charges                                 --                 484  $   56,793             2.82%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   114.69                  --          --               --         0.30%
         Highest contract charge 0.90% Class B        $   113.71                  --          --               --        (0.13)%
         All contract charges                                 --                 595  $   69,122             0.94%          --
  2003   Lowest contract charge 0.60% Class B         $   146.53                  --          --               --         0.82%
         Highest contract charge 0.90% Class B        $   113.86                  --          --               --        (0.34)%
         All contract charges                                 --                 706  $   81,841             0.77%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   117.02                  --          --               --        17.02%
         Highest contract charge 0.90% Class A (i)    $   116.28                  --          --               --        16.28%
         All contract charges                                 --                  29  $    3,428             1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   144.30                  --          --               --        20.81%
         Highest contract charge 0.90% Class B (i)    $   116.08                  --          --               --        (2.81)%
         All contract charges                                 --                  13  $    1,734             1.15%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   119.44                  --          --               --         7.95%
         Highest contract charge 0.00% Class B (e)    $   119.44                  --          --               --         7.95%
         All contract charges                                 --                   4  $      472             0.26%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   110.64                  --          --               --         5.40%
         Highest contract charge 0.00% Class B (e)    $   110.64                  --          --               --         5.40%
         All contract charges                                 --                   2  $      179             0.46%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   104.97                  --          --               --         8.03%
         Highest contract charge 0.00% Class B (e)    $   104.97                  --          --               --         8.03%
         All contract charges                                 --                  --  $        3             0.29%          --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   112.18                  --          --               --        11.48%
         Highest contract charge 0.90% Class B (i)    $   108.19                  --          --               --         8.19%
         All contract charges                                 --                  51  $    5,615             7.67%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   100.63                  --          --               --         0.39%
         Highest contract charge 0.00% Class B (g)    $   100.63                  --          --               --         0.39%
         All contract charges                                 --                   3  $      312             7.36%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.24                  --          --               --         0.24%
         Highest contract charge 0.00% Class B (g)    $   100.24                  --          --               --         0.24%
         All contract charges                                 --                  --  $       19             0.84%          --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   103.97                  --          --               --         3.97%
         Highest contract charge 0.90% Class A (i)    $   103.32                  --          --               --         3.32%
         All contract charges                                 --                   7  $      817             7.61%          --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   110.25                  --          --               --         5.32%
         Highest contract charge 0.90% Class B (i)    $   103.14                  --          --               --         3.14%
         All contract charges                                 --                   4  $      468             7.61%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   104.68                  --          --               --         3.96%
         Highest contract charge 0.00% Class B (g)    $   104.68                  --          --               --         3.96%
         All contract charges                                 --                   1  $       62             6.98%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.69                  --          --               --         0.69%
         Highest contract charge 0.00% Class B (g)    $   100.69                  --          --               --         0.69%
         All contract charges                                 --                  --  $        3               --           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   233.27                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class A (b)    $   196.66                  --          --               --        (2.48)%
         All contract charges                                 --                 194  $   39,848             1.55%          --
  2006   Lowest contract charge 0.00% Class A         $   237.06                  --          --               --        18.01%
         Highest contract charge 0.90% Class A (b)    $   201.67                  --          --               --        16.94%
         All contract charges                                 --                 176  $   36,575             1.59%          --
  2005   Lowest contract charge 0.00% Class A         $   200.89                  --          --               --         4.52%
         Highest contract charge 0.90% Class A (b)    $   172.45                  --          --               --         3.44%
         All contract charges                                 --                 136  $   24,510             1.43%          --
  2004   Lowest contract charge 0.00% Class A         $   192.20                  --          --               --        17.98%
         Highest contract charge 0.90% Class A (b)    $   166.71                  --          --               --        16.61%
         All contract charges                                 --                 120  $   19,205             3.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Small Company Index (Continued)
----------------------------------
  2003   Lowest contract charge 0.00% Class A         $   162.91                  --          --               --        46.22%
         Highest contract charge 0.90% Class A (b)    $   142.96                  --          --               --        42.96%
         All contract charges                                 --                  55  $    7,341             1.07%          --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.06                  --          --               --        (1.83)%
         Highest contract charge 0.90% Class B        $   173.60                  --          --               --        (2.72)%
         All contract charges                                 --                  71  $   13,008             1.55%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   174.25                  --          --               --        17.71%
         Highest contract charge 0.90% Class B        $   178.45                  --          --               --        16.65%
         All contract charges                                 --                  61  $   11,500             1.59%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   148.03                  --          --               --         4.25%
         Highest contract charge 0.90% Class B        $   152.98                  --          --               --         3.32%
         All contract charges                                 --                  49  $    7,521             1.43%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   141.99                  --          --               --        17.67%
         Highest contract charge 0.90% Class B        $   148.06                  --          --               --        16.61%
         All contract charges                                 --                  42  $    6,602             3.06%          --
  2003   Lowest contract charge 0.60% Class B         $   129.07                  --          --               --        44.99%
         Highest contract charge 0.90% Class B        $   126.96                  --          --               --        44.55%
         All contract charges                                 --                  20  $    3,263             1.07%          --
EQ/T. Rowe Price Growth Stock (m)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (j)     $   100.81                  --          --               --         0.81%
         Highest contract charge 0.60% Class A (j)    $   100.29                  --          --               --         0.29%
         All contract charges                                 --                  11  $    1,100             0.17%          --
EQ/T. Rowe Price Growth Stock (m)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   119.39                  --          --               --         7.23%
         Highest contract charge 0.90% Class B (j)    $    99.98                  --          --               --        (0.02)%
         All contract charges                                 --                 309  $   31,316             0.17%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   111.34                  --          --               --        (4.01)%
         Highest contract charge 0.00% Class B (e)    $   111.34                  --          --               --        (4.01)%
         All contract charges                                 --                   6  $      661               --           --
  2005   Lowest contract charge 0.00% Class B (e)     $   116.00                  --          --               --         3.99%
         Highest contract charge 0.00% Class B (e)    $   116.00                  --          --               --         3.99%
         All contract charges                                 --                   3  $      335               --           --
  2004   Lowest contract charge 0.00% Class B (e)     $   111.55                  --          --               --        12.42%
         Highest contract charge 0.00% Class B (e)    $   111.55                  --          --               --        12.42%
         All contract charges                                 --                  --  $        9               --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   137.92                  --          --               --         1.17%
         Highest contract charge 0.90% Class B (i)    $    95.34                  --          --               --        (4.66)%
         All contract charges                                 --                  41  $    4,500             1.33%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   136.33                  --          --               --        14.15%
         Highest contract charge 0.00% Class B (e)    $   136.33                  --          --               --        14.15%
         All contract charges                                 --                   7  $      964             0.95%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   119.43                  --          --               --         9.00%
         Highest contract charge 0.00% Class B (e)    $   119.43                  --          --               --         9.00%
         All contract charges                                 --                   5  $      545             1.23%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   109.56                  --          --               --        11.78%
         Highest contract charge 0.00% Class B (e)    $   109.56                  --          --               --        11.78%
         All contract charges                                 --                  --  $        6             0.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.43                  --          --               --        (7.57)%
         Highest contract charge 0.90% Class A (i)    $    91.85                   8  $      650             3.69%       (8.15)%
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   118.91                  --          --               --        (2.50)%
         Highest contract charge 0.90% Class B (i)    $    91.69                  --          --               --        (8.31)%
         All contract charges                                 --                   5  $      526             3.69%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   121.96                  --          --               --        15.90%
         Highest contract charge 0.00% Class B (g)    $   121.96                  --          --               --        15.90%
         All contract charges                                 --                   1  $      104             3.50%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   105.23                  --          --               --         5.23%
         Highest contract charge 0.00% Class B (g)    $   105.23                  --          --               --         5.23%
         All contract charges                                 --                  --  $   17,122             0.76%          --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   562.02                  --          --               --        42.38%
         Highest contract charge 0.00% Class A        $   562.02                  --          --               --        42.38%
         All contract charges                                 --                  86  $   45,275               --           --
  2006   Lowest contract charge 0.00% Class A         $   394.74                  --          --               --        37.41%
         Highest contract charge 0.00% Class A        $   394.74                  --          --               --        37.41%
         All contract charges                                 --                  71  $   26,199             0.44%          --
  2005   Lowest contract charge 0.00% Class A         $   287.26                  --          --               --        33.11%
         Highest contract charge 0.00% Class A        $   287.26                  --          --               --        33.11%
         All contract charges                                 --                  46  $   12,583             0.61%          --
  2004   Lowest contract charge 0.00% Class A         $   215.81                  --          --               --        23.93%
         Highest contract charge 0.00% Class A        $   215.81                  --          --               --        23.93%
         All contract charges                                 --                  21  $    4,490             0.71%          --
  2003   Lowest contract charge 0.00% Class A         $   174.14                  --          --               --        56.30%
         Highest contract charge 0.00% Class A        $   174.14                  --          --               --        56.30%
         All contract charges                                 --                   5  $      912             0.86%          --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   304.02                  --          --               --        42.02%
         Highest contract charge 0.90% Class B        $   276.83                  --          --               --        40.74%
         All contract charges                                 --               1,247  $  363,699               --           --
  2006   Lowest contract charge 0.00% Class B         $   214.07                  --          --               --        37.05%
         Highest contract charge 0.90% Class B        $   196.70                  --          --               --        35.82%
         All contract charges                                 --               1,220  $  251,522             0.44%          --
  2005   Lowest contract charge 0.00% Class B         $   156.20                  --          --               --        32.78%
         Highest contract charge 0.90% Class B        $   144.82                  --          --               --        31.59%
         All contract charges                                 --               1,141  $  172,874             0.61%          --
  2004   Lowest contract charge 0.00% Class B         $   117.64                  --          --               --        23.68%
         Highest contract charge 0.90% Class B        $   110.06                  --          --               --        22.57%
         All contract charges                                 --                 879  $  100,718             0.71%          --
  2003   Lowest contract charge 0.00% Class B         $    95.11                  --          --               --        55.92%
         Highest contract charge 0.90% Class B        $    89.79                  --          --               --        54.52%
         All contract charges                                 --                 756  $   70,156             0.86%          --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   114.23                  --          --               --        14.23%
         Highest contract charge 0.90% Class A (i)    $   113.51                  --          --               --        13.51%
         All contract charges                                 --                 110  $   12,578             1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Van Kampen Mid Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   166.98                  --          --               --        22.41%
         Highest contract charge 0.90% Class B (i)    $   113.31                  --          --               --        13.31%
         All contract charges                                 --                  28  $    3,449             1.39%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   136.41                  --          --               --         9.26%
         Highest contract charge 0.00% Class B (g)    $   136.41                  --          --               --         9.26%
         All contract charges                                 --                   1  $       90             0.59%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   124.85                  --          --               --        24.85%
         Highest contract charge 0.00% Class B (g)    $   124.85                  --          --               --        24.85%
         All contract charges                                 --                  --  $        7               --           --
EQ/Van Kampen Real Estate (s)
-----------------------------
         Unit Value 0.00% to 0.90%
  2007   Lowest contract charge 0.00% Class A (u)     $    83.54                  --           --               --      (16.46)%
         Highest contract charge 0.90% Class A (u)    $    83.16                  --           --               --      (16.84)%
                                                              --                 906   $   75,612             0.84%         --
EQ/Van Kampen Real Estate (s)
-----------------------------
         Unit Value 0.00%
  2007   {0.00}% Class B (u)                          $    83.44                                                        (16.56)%
                                                              --                  20  $    1,660             0.84%          --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   164.68                  --          --               --        18.60%
         Highest contract charge 0.00% Class B (b)    $   164.68                  --          --               --        18.60%
         All contract charges                                 --                  29  $    4,820             3.86%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   138.85                  --          --               --         6.72%
         Highest contract charge 0.00% Class B (b)    $   138.85                  --          --               --         6.72%
         All contract charges                                 --                  21  $    2,924             1.86%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   130.10                  --          --               --         3.56%
         Highest contract charge 0.00% Class B (b)    $   130.10                  --          --               --         3.56%
         All contract charges                                 --                  18  $    2,324             1.82%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   125.62                  --          --               --         5.63%
         Highest contract charge 0.00% Class B (b)    $   125.62                  --          --               --         5.63%
         All contract charges                                 --                  11  $    1,376             1.89%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   118.93                  --          --               --        18.93%
         Highest contract charge 0.00% Class B (b)    $   118.93                  --          --               --        18.93%
         All contract charges                                 --                  10  $    1,163               --           --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   223.05                  --          --               --        17.30%
         Highest contract charge 0.00% Class B (b)    $   223.05                  --          --               --        17.30%
         All contract charges                                 --                 209  $   46,555             1.94%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   190.15                  --          --               --        11.43%
         Highest contract charge 0.00% Class B (b)    $   190.15                  --          --               --        11.43%
         All contract charges                                 --                 194  $   36,939             1.03%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   170.65                  --          --               --        16.65%
         Highest contract charge 0.00% Class B (b)    $   170.65                  --          --               --        16.65%
         All contract charges                                 --                 173  $   29,536             0.08%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   146.29                  --          --               --        15.16%
         Highest contract charge 0.00% Class B (b)    $   146.29                  --          --               --        15.16%
         All contract charges                                 --                  59  $    8,579             0.12%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.04                  --          --               --        27.04%
         Highest contract charge 0.00% Class B (b)    $   127.04                  --          --               --        27.04%
         All contract charges                                 --                  23  $    2,906               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   185.43                  --          --               --         1.27%
         Highest contract charge 0.00% Class B (b)    $   185.43                  --          --               --         1.27%
         All contract charges                                 --                  50  $    9,359             1.64%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   183.10                  --          --               --        19.93%
         Highest contract charge 0.00% Class B (b)    $   183.10                  --          --               --        19.93%
         All contract charges                                 --                  55  $   10,114             5.07%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   152.67                  --          --               --         5.57%
         Highest contract charge 0.00% Class B (b)    $   152.67                  --          --               --         5.57%
         All contract charges                                 --                  39  $    5,955             1.98%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   144.62                  --          --               --        11.23%
         Highest contract charge 0.00% Class B (b)    $   144.62                  --          --               --        11.23%
         All contract charges                                 --                  34  $    4,942             1.10%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   130.01                  --          --               --        30.01%
         Highest contract charge 0.00% Class B (b)    $   130.01                  --          --               --        30.01%
         All contract charges                                 --                  20  $    2,550               --           --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   168.11                  --          --               --        11.86%
         Highest contract charge 0.00% Class B (b)    $   168.11                  --          --               --        11.86%
         All contract charges                                 --                  26  $    4,306             4.78%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   150.29                  --          --               --        12.86%
         Highest contract charge 0.00% Class B (b)    $   150.29                  --          --               --        12.86%
         All contract charges                                 --                  23  $    3,488             1.12%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   133.17                  --          --               --         7.40%
         Highest contract charge 0.00% Class B (b)    $   133.17                  --          --               --         7.40%
         All contract charges                                 --                  21  $    2,761             1.21%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   123.99                  --          --               --         5.52%
         Highest contract charge 0.00% Class B (b)    $   123.99                  --          --               --         5.52%
         All contract charges                                 --                  17  $    2,064             0.67%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   117.50                  --          --               --        17.50%
         Highest contract charge 0.00% Class B (b)    $   117.50                  --          --               --        17.50%
         All contract charges                                 --                  14  $    1,689               --           --
Fidelity VIP High Income
------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   145.64                  --          --               --         2.54%
         Highest contract charge 0.00% Class B (b)    $   145.64                  --          --               --         2.54%
         All contract charges                                 --                  66  $    9,673             9.22%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   142.03                  --          --               --        11.02%
         Highest contract charge 0.00% Class B (b)    $   142.03                  --          --               --        11.02%
         All contract charges                                 --                  61  $    8,621            10.89%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   127.93                  --          --               --         2.31%
         Highest contract charge 0.00% Class B (b)    $   127.93                  --          --               --         2.31%
         All contract charges                                 --                  25  $    3,225            14.56%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   125.04                  --          --               --         9.38%
         Highest contract charge 0.00% Class B (b)    $   125.04                  --          --               --         9.38%
         All contract charges                                 --                  24  $    2,950             7.19%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   114.31                  --          --               --        14.31%
         Highest contract charge 0.00% Class B (b)    $   114.31                  --          --               --        14.31%
         All contract charges                                 --                  22  $    2,470               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   117.86                  --          --               --         4.08%
         Highest contract charge 0.00% Class B (b)    $   117.86                  --          --               --         4.08%
         All contract charges                                 --                  84  $    9,953             3.52%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   113.24                  --          --               --         4.14%
         Highest contract charge 0.00% Class B (b)    $   113.24                  --          --               --         4.14%
         All contract charges                                 --                  74  $    8,360             4.58%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   108.74                  --          --               --         1.89%
         Highest contract charge 0.00% Class B (b)    $   108.74                  --          --               --         1.89%
         All contract charges                                 --                  56  $    6,087             3.51%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   106.72                  --          --               --         4.19%
         Highest contract charge 0.00% Class B (b)    $   106.72                  --          --               --         4.19%
         All contract charges                                 --                  60  $    6,408             4.19%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   102.43                  --          --               --         2.43%
         Highest contract charge 0.00% Class B (b)    $   102.43                  --          --               --         2.43%
         All contract charges                                 --                  36  $    3,681               --           --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   274.57                  --          --               --        15.34%
         Highest contract charge 0.00% Class B (b)    $   274.57                  --          --               --        15.34%
         All contract charges                                 --                 147  $   40,381             8.68%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   238.06                  --          --               --        12.40%
         Highest contract charge 0.00% Class B (b)    $   238.06                  --          --               --        12.40%
         All contract charges                                 --                 138  $   32,948             1.13%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   211.79                  --          --               --        18.02%
         Highest contract charge 0.00% Class B (b)    $   211.79                  --          --               --        18.02%
         All contract charges                                 --                 125  $   26,506               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $   179.46                  --          --               --        24.66%
         Highest contract charge 0.00% Class B (b)    $   179.46                  --          --               --        24.66%
         All contract charges                                 --                  61  $   11,035               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $   143.96                  --          --               --        17.50%
         Highest contract charge 0.00% Class B (b)    $   143.96                  --          --               --        17.50%
         All contract charges                                 --                  12  $    1,693               --           --
Fidelity VIP Value
------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   174.99                  --          --               --         1.86%
         Highest contract charge 0.00% Class B (b)    $   174.99                  --          --               --         1.86%
         All contract charges                                 --                  40  $    6,930             4.26%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   171.80                  --          --               --        14.41%
         Highest contract charge 0.00% Class B (b)    $   171.80                  --          --               --        14.41%
         All contract charges                                 --                  25  $    4,323             0.88%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   150.16                  --          --               --         5.84%
         Highest contract charge 0.00% Class B (b)    $   150.16                  --          --               --         5.84%
         All contract charges                                 --                  20  $    3,017             0.42%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   141.88                  --          --               --        10.93%
         Highest contract charge 0.00% Class B (b)    $   141.88                  --          --               --        10.93%
         All contract charges                                 --                  10  $    1,468             1.17%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.90                  --          --               --        27.90%
         Highest contract charge 0.00% Class B (b)    $   127.90                  --          --               --        27.90%
         All contract charges                                 --                   7  $      858             0.30%          --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   220.01                  --          --               --         5.44%
         Highest contract charge 0.00% Class B (b)    $   220.01                  --          --               --         5.44%
         All contract charges                                 --                  38  $    8,359             6.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Value Strategies (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B (b)     $   208.66                  --          --               --        16.01%
         Highest contract charge 0.00% Class B (b)    $   208.66                  --          --               --        16.01%
         All contract charges                                 --                  20  $    4,109             2.31%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   179.87                  --          --               --         2.43%
         Highest contract charge 0.00% Class B (b)    $   179.87                  --          --               --         2.43%
         All contract charges                                 --                  18  $    3,269             0.09%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   175.60                  --          --               --        13.84%
         Highest contract charge 0.00% Class B (b)    $   175.60                  --          --               --        13.84%
         All contract charges                                 --                  16  $    2,847             0.10%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   154.26                  --          --               --        54.26%
         Highest contract charge 0.00% Class B (b)    $   154.26                  --          --               --        54.26%
         All contract charges                                 --                  17  $    2,549             0.47%          --
MarketPLUS International Core
-----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   262.21                  --          --               --        15.52%
         Highest contract charge 0.60% Class A        $   198.86                  --          --               --        14.83%
         All contract charges                                 --                   3  $      639             0.44%          --
  2006   Lowest contract charge 0.00% Class A         $   226.98                  --          --               --        19.54%
         Highest contract charge 0.60% Class A        $   173.18                  --          --               --        18.83%
         All contract charges                                 --                   2  $      328             1.55%          --
  2005   Lowest contract charge 0.00% Class A         $   189.87                  --          --               --        17.42%
         Highest contract charge 0.60% Class A        $   145.75                  --          --               --        16.72%
         All contract charges                                 --                   3  $      399             1.68%          --
  2004   Lowest contract charge 0.00% Class A         $   161.71                  --          --               --        13.90%
         Highest contract charge 0.60% Class A        $   124.87                  --          --               --        13.22%
         All contract charges                                 --                   3  $      287             1.54%          --
  2003   Lowest contract charge 0.00% Class A         $   141.97                  --          --               --        32.95%
         Highest contract charge 0.60% Class A        $   110.29                  --          --               --        32.15%
         All contract charges                                 --                   1  $      208             1.41%          --
MarketPLUS International Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.65                  --          --               --        15.23%
         Highest contract charge 0.90% Class B        $   158.67                  --          --               --        14.18%
         All contract charges                                 --                  98      16,036             0.44%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   148.97                  --          --               --        19.24%
         Highest contract charge 0.90% Class B        $   138.96                  --          --               --        18.17%
         All contract charges                                 --                  88  $   12,570             1.55%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.93                  --          --               --        17.12%
         Highest contract charge 0.90% Class B        $   117.59                  --          --               --        16.07%
         All contract charges                                 --                  40  $    4,756             1.68%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   106.66                  --          --               --        13.61%
         Highest contract charge 0.90% Class B        $   101.31                  --          --               --        12.59%
         All contract charges                                 --                  31  $    3,240             1.54%          --
  2003   Lowest contract charge 0.60% Class B         $    91.17                  --          --               --        31.82%
         Highest contract charge 0.90% Class B        $    89.98                  --          --               --        31.43%
         All contract charges                                 --                  26  $    2,330             1.41%          --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   179.08                  --          --               --         4.16%
         Highest contract charge 0.60% Class A        $   131.77                  --          --               --         3.53%
         All contract charges                                 --                  --  $      164             1.29%          --
  2006   Lowest contract charge 0.00% Class A         $   171.93                  --          --               --        13.21%
         Highest contract charge 0.60% Class A        $   127.28                  --          --               --        12.53%
         All contract charges                                 --                  --  $       73             0.88%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
MarketPLUS Large Cap Core (Continued)
-------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   151.87                  --          --               --         7.46%
         Highest contract charge 0.60% Class A        $   113.10                  --          --               --         6.82%
         All contract charges                                 --                   1  $       75             0.53%          --
  2004   Lowest contract charge 0.00% Class A         $   141.33                  --          --               --        11.68%
         Highest contract charge 0.60% Class A        $   105.89                  --          --               --        11.01%
         All contract charges                                 --                  --  $        8             0.57%          --
  2003   Lowest contract charge 0.00% Class A         $   126.55                  --          --               --        22.33%
         Highest contract charge 0.60% Class A        $    95.39                  --          --               --        21.59%
         All contract charges                                 --                  --          --             0.70%          --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   116.64                  --          --               --         3.88%
         Highest contract charge 0.90% Class B        $   107.94                  --          --               --         2.95%
         All contract charges                                 --                 109  $   12,127             1.29%          --
  2006   Lowest contract charge 0.00% Class B         $   112.28                  --          --               --        12.94%
         Highest contract charge 0.90% Class B        $   104.85                  --          --               --        11.93%
         All contract charges                                 --                 114  $   12,320             0.88%          --
  2005   Lowest contract charge 0.00% Class B         $    99.41                  --          --               --         7.19%
         Highest contract charge 0.90% Class B        $    93.68                  --          --               --         6.23%
         All contract charges                                 --                 120  $   11,578             0.53%          --
  2004   Lowest contract charge 0.00% Class B         $    92.74                  --          --               --        11.40%
         Highest contract charge 0.90% Class B        $    88.18                  --          --               --        10.40%
         All contract charges                                 --                 121  $   10,876             0.57%          --
  2003   Lowest contract charge 0.00% Class B         $    83.25                  --          --               --        22.03%
         Highest contract charge 0.90% Class B        $    79.88                  --          --               --        20.93%
         All contract charges                                 --                 126  $   10,256             0.70%          --
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (b)     $   206.02                  --          --               --        15.75%
         Highest contract charge 0.60% Class A        $   134.35                  --          --               --        15.05%
         All contract charges                                 --                  38  $    7,370             0.37%          --
  2006   Lowest contract charge 0.00% Class A (b)     $   177.99                  --          --               --         8.04%
         Highest contract charge 0.60% Class A        $   116.78                  --          --               --         7.40%
         All contract charges                                 --                  27  $    4,679               --           --
  2005   Lowest contract charge 0.00% Class A (b)     $   164.74                  --          --               --         9.36%
         Highest contract charge 0.60% Class A        $   108.73                  --          --               --         8.71%
         All contract charges                                 --                  21  $    3,303               --           --
  2004   Lowest contract charge 0.00% Class A (b)     $   150.63                  --          --               --        12.90%
         Highest contract charge 0.60% Class A        $   100.02                  --          --               --        12.23%
         All contract charges                                 --                  13  $    1,988               --           --
  2003   Lowest contract charge 0.00% Class A (b)     $   133.42                  --          --               --        29.63%
         Highest contract charge 0.60% Class A        $    89.12                  --          --               --        28.86%
         All contract charges                                 --                   6  $      785               --           --
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   198.96                  --          --               --        15.62%
         Highest contract charge 0.90% Class B        $   180.67                  --          --               --        14.58%
         All contract charges                                 --                 975  $  177,887             0.37%          --
  2006   Lowest contract charge 0.00% Class B         $   172.08                  --          --               --         7.78%
         Highest contract charge 0.90% Class B        $   157.68                  --          --               --         6.81%
         All contract charges                                 --               1,019  $  161,821               --           --
  2005   Lowest contract charge 0.00% Class B         $   159.66                  --          --               --         9.03%
         Highest contract charge 0.90% Class B        $   147.63                  --          --               --         8.05%
         All contract charges                                 --               1,128  $  167,214               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
MarketPLUS Large Cap Growth (Continued)
---------------------------------------
  2004   Lowest contract charge 0.00% Class B         $   146.44                  --          --               --        12.62%
         Highest contract charge 0.90% Class B        $   136.63                  --          --               --        11.61%
         All contract charges                                 --               1,240  $  169,470               --           --
  2003   Lowest contract charge 0.00% Class B         $   130.03                  --          --               --        29.30%
         Highest contract charge 0.90% Class B        $   122.42                  --          --               --        28.15%
         All contract charges                                 --               1,358  $  165,227               --           --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   210.08                  --          --               --        (1.27)%
         Highest contract charge 0.60% Class A        $   153.47                  --          --               --        (1.86)%
         All contract charges                                 --                 133  $   26,773             1.02%          --
  2006   Lowest contract charge 0.00% Class A         $   212.78                  --          --               --        12.76%
         Highest contract charge 0.60% Class A        $   156.38                  --          --               --        12.09%
         All contract charges                                 --                 118  $   24,183             0.33%          --
  2005   Lowest contract charge 0.00% Class A         $   188.70                  --          --               --        11.60%
         Highest contract charge 0.60% Class A        $   139.52                  --          --               --        10.93%
         All contract charges                                 --                  90  $   16,524             4.79%          --
  2004   Lowest contract charge 0.00% Class A         $   169.09                  --          --               --        18.14%
         Highest contract charge 0.60% Class A        $   125.77                  --          --               --        17.43%
         All contract charges                                 --                  50  $    8,171             2.56%          --
  2003   Lowest contract charge 0.00% Class A         $   143.12                  --          --               --        33.60%
         Highest contract charge 0.60% Class A        $   107.10                  --          --               --        32.80%
         All contract charges                                 --                  23  $    3,150             0.40%          --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   196.96                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class B        $   178.86                  --          --               --        (2.49)%
         All contract charges                                 --               1,200  $  222,789             1.02%          --
  2006   Lowest contract charge 0.00% Class B         $   200.16                  --          --               --        12.48%
         Highest contract charge 0.90% Class B        $   183.42                  --          --               --        11.47%
         All contract charges                                 --               1,351  $  256,266             0.33%          --
  2005   Lowest contract charge 0.00% Class B         $   177.95                  --          --               --        11.32%
         Highest contract charge 0.90% Class B        $   164.54                  --          --               --        10.32%
         All contract charges                                 --               1,444  $  244,882             4.79%          --
  2004   Lowest contract charge 0.00% Class B         $   159.85                  --          --               --        17.85%
         Highest contract charge 0.90% Class B        $   149.15                  --          --               --        16.79%
         All contract charges                                 --               1,372  $  210,017             2.56%          --
  2003   Lowest contract charge 0.00% Class B         $   135.65                  --          --               --        33.26%
         Highest contract charge 0.90% Class B        $   127.71                  --          --               --        32.06%
         All contract charges                                 --               1,316  $  171,897             0.40%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   197.25                  --          --               --        11.66%
         Highest contract charge 0.90% Class A        $   212.70                  --          --               --        10.65%
         All contract charges                                 --                 950  $  516,296             0.10%          --
  2006   Lowest contract charge 0.00% Class A         $   176.65                  --          --               --         5.37%
         Highest contract charge 0.90% Class A        $   192.22                  --          --               --         4.43%
         All contract charges                                 --               1,040  $  506,530             0.17%          --
  2005   Lowest contract charge 0.00% Class A         $   167.64                  --          --               --         8.47%
         Highest contract charge 0.90% Class A        $   184.07                  --          --               --         7.50%
         All contract charges                                 --               1,126  $  524,189               --           --
  2004   Lowest contract charge 0.00% Class A         $   154.55                  --          --               --        12.38%
         Highest contract charge 0.90% Class A        $   171.23                  --          --               --        11.37%
         All contract charges                                 --               1,196  $  524,796               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2003   Lowest contract charge 0.00% Class A         $   137.53                  --          --               --        37.87%
         Highest contract charge 0.90% Class A        $   153.75                  --          --               --        36.62%
         All contract charges                                 --               1,268  $  501,715               --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   101.51                  --          --               --        11.38%
         Highest contract charge 0.90% Class B        $    94.06                  --          --               --        10.39%
         All contract charges                                 --                 186  $   17,789             0.10%          --
  2006   Lowest contract charge 0.00% Class B (f)     $    91.14                  --          --               --         5.11%
         Highest contract charge 0.90% Class B        $    85.21                  --          --               --         4.17%
         All contract charges                                 --                 189  $   16,561             0.17%          --
  2005   Lowest contract charge 0.00% Class B (f)     $    86.70                  --          --               --         8.17%
         Highest contract charge 0.90% Class B        $    81.80                  --          --               --         7.23%
         All contract charges                                 --                 198  $   16,583               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $    80.86                  --          --               --        12.10%
         Highest contract charge 0.90% Class B        $    76.29                  --          --               --        11.09%
         All contract charges                                 --                 195  $   15,176               --           --
  2003   Lowest contract charge 0.60% Class B         $    69.81                  --          --               --        36.70%
         Highest contract charge 0.90% Class B        $    68.67                  --          --               --        36.28%
         All contract charges                                 --                 180  $   12,550               --           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   125.71                  --          --               --         6.53%
         Highest contract charge 0.60% Class A        $   127.87                  --          --               --         5.89%
         All contract charges                                 --                 157  $   19,585             4.20%          --
  2006   Lowest contract charge 0.00% Class A         $   118.00                  --          --               --         4.03%
         Highest contract charge 0.60% Class A        $   120.76                  --          --               --         3.40%
         All contract charges                                 --                 136  $   15,997             4.16%          --
  2005   Lowest contract charge 0.00% Class A         $   113.43                  --          --               --         2.00%
         Highest contract charge 0.60% Class A        $   116.79                  --          --               --         1.39%
         All contract charges                                 --                 101  $   11,470             3.52%          --
  2004   Lowest contract charge 0.00% Class A         $   111.21                  --          --               --         4.15%
         Highest contract charge 0.60% Class A        $   115.19                  --          --               --         3.52%
         All contract charges                                 --                  70  $    7,733             3.38%          --
  2003   Lowest contract charge 0.00% Class A         $   106.78                  --          --               --         4.02%
         Highest contract charge 0.60% Class A        $   111.27                  --          --               --         3.39%
         All contract charges                                 --                  29  $    3,055             3.49%          --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   130.81                  --          --               --         6.26%
         Highest contract charge 0.90% Class B        $   123.90                  --          --               --         5.29%
         All contract charges                                 --                 459  $   58,320             4.20%          --
  2006   Lowest contract charge 0.00% Class B         $   123.10                  --          --               --         3.77%
         Highest contract charge 0.90% Class B        $   117.67                  --          --               --         2.84%
         All contract charges                                 --                 482  $   57,882             4.16%          --
  2005   Lowest contract charge 0.00% Class B         $   118.63                  --          --               --         1.75%
         Highest contract charge 0.90% Class B        $   114.42                  --          --               --         0.83%
         All contract charges                                 --                 457  $   53,081             3.52%          --
  2004   Lowest contract charge 0.00% Class B         $   116.59                  --          --               --         3.89%
         Highest contract charge 0.90% Class B        $   113.47                  --          --               --         2.95%
         All contract charges                                 --                 433  $   49,761             3.38%          --
  2003   Lowest contract charge 0.00% Class B         $   112.23                  --          --               --         3.74%
         Highest contract charge 0.90% Class B        $   110.22                  --          --               --         2.81%
         All contract charges                                 --                 339  $   37,698             3.49%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   179.79                  --          --               --         9.24%
         Highest contract charge 0.60% Class A        $   138.27                  --          --               --         8.57%
         All contract charges                                 --                  46  $    7,974               --           --
  2006   Lowest contract charge 0.00% Class A         $   164.58                  --          --               --         5.40%
         Highest contract charge 0.60% Class A        $   127.35                  --          --               --         4.77%
         All contract charges                                 --                  42  $    6,474             1.02%          --
  2005   Lowest contract charge 0.00% Class A         $   156.16                  --          --               --         7.23%
         Highest contract charge 0.60% Class A        $   121.55                  --          --               --         6.58%
         All contract charges                                 --                  32  $    4,741             2.66%          --
  2004   Lowest contract charge 0.00% Class A         $   145.63                  --          --               --        12.41%
         Highest contract charge 0.60% Class A        $   114.04                  --          --               --        11.73%
         All contract charges                                 --                  19  $    2,722             4.15%          --
  2003   Lowest contract charge 0.00% Class A         $   129.56                  --          --               --        28.45%
         Highest contract charge 0.60% Class A        $   102.07                  --          --               --        27.68%
         All contract charges                                 --                   7  $      876             1.58%          --
Multimanager Health Care
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   140.94                  --          --               --         8.97%
         Highest contract charge 0.90% Class B        $   133.49                  --          --               --         7.98%
         All contract charges                                 --                 178  $   24,411               --           --
  2006   Lowest contract charge 0.00% Class B         $   129.34                  --          --               --         5.13%
         Highest contract charge 0.90% Class B        $   123.63                  --          --               --         4.19%
         All contract charges                                 --                 182  $   23,104             1.02%          --
  2005   Lowest contract charge 0.00% Class B         $   123.03                  --          --               --         6.96%
         Highest contract charge 0.90% Class B        $   118.66                  --          --               --         6.00%
         All contract charges                                 --                 200  $   24,171             2.66%          --
  2004   Lowest contract charge 0.00% Class B         $   115.02                  --          --               --        12.13%
         Highest contract charge 0.90% Class B        $   111.95                  --          --               --        11.12%
         All contract charges                                 --                 166  $   18,806             4.15%          --
  2003   Lowest contract charge 0.00% Class B         $   102.58                  --          --               --        28.13%
         Highest contract charge 0.90% Class B        $   100.74                  --          --               --        26.99%
         All contract charges                                 --                 102  $   10,414             1.58%          --
Multimanager High Yield
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   226.34                  --          --               --         3.39%
         Highest contract charge 0.90% Class A        $   240.09                  --          --               --         2.46%
         All contract charges                                 --                 537  $  164,892             7.42%          --
  2006   Lowest contract charge 0.00% Class A         $   218.91                  --          --               --        10.20%
         Highest contract charge 0.90% Class A        $   234.32                  --          --               --         9.22%
         All contract charges                                 --                 639  $  194,839             7.51%          --
  2005   Lowest contract charge 0.00% Class A         $   198.64                  --          --               --         3.32%
         Highest contract charge 0.90% Class A        $   214.55                  --          --               --         2.39%
         All contract charges                                 --                 633  $  179,897             8.29%          --
  2004   Lowest contract charge 0.00% Class A         $   192.26                  --          --               --         8.94%
         Highest contract charge 0.90% Class A        $   209.54                  --          --               --         7.96%
         All contract charges                                 --                 669  $  186,819             6.83%          --
  2003   Lowest contract charge 0.00% Class A         $   176.48                  --          --               --        22.87%
         Highest contract charge 0.90% Class A        $   194.09                  --          --               --        21.77%
         All contract charges                                 --                 700  $  188,085             6.31%          --
Multimanager High Yield
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   138.09                  --          --               --         3.14%
         Highest contract charge 0.90% Class B        $   110.01                  --          --               --         2.20%
         All contract charges                                 --                 222  $   25,669             7.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager High Yield (Continued)
-----------------------------------
  2006   Lowest contract charge 0.00% Class B (f)     $   133.89                  --          --               --         9.93%
         Highest contract charge 0.90% Class B        $   107.64                  --          --               --         8.94%
         All contract charges                                 --                 212  $   23,535             7.51%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   121.79                  --          --               --         3.06%
         Highest contract charge 0.90% Class B        $    98.80                  --          --               --         2.14%
         All contract charges                                 --                 205  $   20,734             8.29%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   118.18                  --          --               --         2.98%
         Highest contract charge 0.90% Class B        $    96.74                  --          --               --         7.69%
         All contract charges                                 --                 184  $   18,240             6.83%          --
  2003   Lowest contract charge 0.60% Class B         $    91.32                  --          --               --        21.82%
         Highest contract charge 0.90% Class B        $    89.83                  --          --               --        21.46%
         All contract charges                                 --                 167  $   15,250             6.31%          --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   278.66                  --          --               --        12.71%
         Highest contract charge 0.60% Class A        $   202.92                  --          --               --        12.04%
         All contract charges                                 --                  71  $   19,542             0.78%          --
  2006   Lowest contract charge 0.00% Class A         $   247.23                  --          --               --        25.63%
         Highest contract charge 0.60% Class A        $   181.12                  --          --               --        24.88%
         All contract charges                                 --                  60  $   14,457             2.37%          --
  2005   Lowest contract charge 0.00% Class A         $   196.79                  --          --               --        15.73%
         Highest contract charge 0.60% Class A        $   145.04                  --          --               --        15.04%
         All contract charges                                 --                  40  $    7,871             4.18%          --
  2004   Lowest contract charge 0.00% Class A         $   170.04                  --          --               --        18.21%
         Highest contract charge 0.60% Class A        $   126.08                  --          --               --        17.50%
         All contract charges                                 --                  24  $    4,174             2.75%          --
  2003   Lowest contract charge 0.00% Class A         $   143.85                  --          --               --        34.54%
         Highest contract charge 0.60% Class A        $   107.30                  --          --               --        33.74%
         All contract charges                                 --                  38  $    1,072             1.59%          --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   264.21                  --          --               --        12.43%
         Highest contract charge 0.90% Class B        $   193.09                  --          --               --        11.41%
         All contract charges                                 --                 326  $   65,021             0.78%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   235.00                  --          --               --        25.32%
         Highest contract charge 0.90% Class B        $   173.31                  --          --               --        24.19%
         All contract charges                                 --                 309  $   54,685             2.37%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   187.53                  --          --               --        15.44%
         Highest contract charge 0.90% Class B        $   139.55                  --          --               --        14.41%
         All contract charges                                 --                 206  $   29,285             4.18%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   162.44                  --          --               --        17.91%
         Highest contract charge 0.90% Class B        $   121.98                  --          --               --        16.84%
         All contract charges                                 --                 181  $   22,409             2.75%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   137.77                  --          --               --        31.46%
         Highest contract charge 0.90% Class B        $   104.39                  --          --               --        33.12%
         All contract charges                                 --                  37  $    3,975             1.59%          --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   191.50                  --          --               --         5.27%
         Highest contract charge 0.60% Class A        $   136.63                  --          --               --         4.63%
         All contract charges                                 --                  22  $    4,107             0.55%          --
  2006   Lowest contract charge 0.00% Class A         $   181.92                  --          --               --        13.86%
         Highest contract charge 0.60% Class A        $   130.58                  --          --               --        13.18%
         All contract charges                                 --                  21  $    3,635             0.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   159.77                  --          --               --         7.00%
         Highest contract charge 0.60% Class A        $   115.37                  --          --               --         6.36%
         All contract charges                                 --                  17  $    2,776             0.96%          --
  2004   Lowest contract charge 0.00% Class A         $   149.32                  --          --               --         9.95%
         Highest contract charge 0.60% Class A        $   108.47                  --          --               --         9.29%
         All contract charges                                 --                  13  $    1,907             2.96%          --
  2003   Lowest contract charge 0.00% Class A         $   135.81                  --          --               --        28.45%
         Highest contract charge 0.60% Class A        $    99.25                  --          --               --        27.69%
         All contract charges                                 --                   6  $      850             0.49%          --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   172.31                  --          --               --         5.00%
         Highest contract charge 0.90% Class B        $   131.25                  --          --               --         4.05%
         All contract charges                                 --                  42  $    5,631             0.55%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   164.10                  --          --               --        13.58%
         Highest contract charge 0.90% Class B        $   126.14                  --          --               --        12.56%
         All contract charges                                 --                  30  $    3,891             0.75%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   144.48                  --          --               --         6.73%
         Highest contract charge 0.90% Class B        $   112.07                  --          --               --         5.77%
         All contract charges                                 --                  29  $    3,416             0.96%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   135.37                  --          --               --         9.67%
         Highest contract charge 0.90% Class B        $   105.95                  --          --               --         8.69%
         All contract charges                                 --                  20  $    2,245             2.96%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   123.43                  --          --               --        18.81%
         Highest contract charge 0.90% Class B        $    97.48                  --          --               --        26.98%
         All contract charges                                 --                  12  $    1,276             0.49%          --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   173.98                  --          --               --        11.53%
         Highest contract charge 0.60% Class A        $   118.44                  --          --               --        10.85%
         All contract charges                                 --                  56  $    9,661               --           --
  2006   Lowest contract charge 0.00% Class A         $   156.00                  --          --               --         0.36%
         Highest contract charge 0.60% Class A        $   106.85                  --          --               --        (0.24)%
         All contract charges                                 --                  49  $    7,688               --           --
  2005   Lowest contract charge 0.00% Class A         $   155.44                  --          --               --         7.76%
         Highest contract charge 0.60% Class A        $   107.10                  --          --               --         7.11%
         All contract charges                                 --                  40  $    6,149               --           --
  2004   Lowest contract charge 0.00% Class A         $   144.24                  --          --               --         6.93%
         Highest contract charge 0.60% Class A        $    99.99                  --          --               --         6.29%
         All contract charges                                 --                  24  $    3,359               --           --
  2003   Lowest contract charge 0.00% Class A         $   134.89                  --          --               --        30.95%
         Highest contract charge 0.60% Class A        $    94.07                  --          --               --        30.17%
         All contract charges                                 --                  10  $    1,200               --           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   156.43                  --          --               --        11.24%
         Highest contract charge 0.90% Class B        $   108.68                  --          --               --        10.25%
         All contract charges                                 --                 109  $   12,271               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   140.62                  --          --               --         0.11%
         Highest contract charge 0.90% Class B        $    98.58                  --          --               --        (0.79)%
         All contract charges                                 --                 107  $   10,902               --           --
  2005   Lowest contract charge 0.00% Class B (b)     $   140.46                  --          --               --         7.49%
         Highest contract charge 0.90% Class B        $    99.37                  --          --               --         6.53%
         All contract charges                                 --                  89  $    9,156               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.00% Class B (b)     $   130.68                  --          --               --         6.66%
         Highest contract charge 0.90% Class B        $    93.28                  --          --               --         5.70%
         All contract charges                                 --                  86  $    8,182               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $   122.51                  --          --               --        18.93%
         Highest contract charge 0.90% Class B        $    88.25                  --          --               --        29.45%
         All contract charges                                 --                  60  $    5,341               --           --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (b)     $   211.64                  --          --               --         3.90%
         Highest contract charge 0.60% Class A        $   154.66                  --          --               --         3.27%
         All contract charges                                 --                  56  $   11,584             1.24%          --
  2006   Lowest contract charge 0.00% Class A (b)     $   203.70                  --          --               --        19.61%
         Highest contract charge 0.60% Class A        $   149.76                  --          --               --        18.90%
         All contract charges                                 --                  41  $    8,389             3.08%          --
  2005   Lowest contract charge 0.00% Class A (b)     $   170.29                  --          --               --         7.37%
         Highest contract charge 0.60% Class A        $   125.96                  --          --               --         6.73%
         All contract charges                                 --                  30  $    4,942             3.44%          --
  2004   Lowest contract charge 0.00% Class A (b)     $   158.60                  --          --               --        14.71%
         Highest contract charge 0.60% Class A        $   118.01                  --          --               --        14.02%
         All contract charges                                 --                  16  $    2,388             8.39%          --
  2003   Lowest contract charge 0.00% Class A (b)     $   138.26                  --          --               --        31.43%
         Highest contract charge 0.60% Class A        $   103.50                  --          --               --        30.63%
         All contract charges                                 --                   5  $      715             4.22%          --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   193.37                  --          --               --         3.64%
         Highest contract charge 0.90% Class B        $   150.84                  --          --               --         2.70%
         All contract charges                                 --                 201  $   31,371             1.24%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   186.58                  --          --               --        19.32%
         Highest contract charge 0.90% Class B        $   146.87                  --          --               --        18.25%
         All contract charges                                 --                 185  $   28,015             3.08%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   156.37                  --          --               --         7.09%
         Highest contract charge 0.90% Class B        $   124.20                  --          --               --         6.13%
         All contract charges                                 --                 127  $   16,025             3.44%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   146.01                  --          --               --        14.43%
         Highest contract charge 0.90% Class B        $   117.02                  --          --               --        13.40%
         All contract charges                                 --                  70  $    8,274             8.39%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.60                  --          --               --        23.26%
         Highest contract charge 0.90% Class B        $   103.20                  --          --               --        29.91%
         All contract charges                                 --                  25  $    2,607             4.22%          --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   227.31                  --          --               --        12.19%
         Highest contract charge 0.60% Class A        $   134.03                  --          --               --        11.51%
         All contract charges                                 --                  51  $   11,417               --           --
  2006   Lowest contract charge 0.00% Class A         $   202.62                  --          --               --         9.90%
         Highest contract charge 0.60% Class A        $   120.20                  --          --               --         9.24%
         All contract charges                                 --                  51  $   10,040             0.51%          --
  2005   Lowest contract charge 0.00% Class A         $   184.38                  --          --               --         8.65%
         Highest contract charge 0.60% Class A        $   110.03                  --          --               --         8.00%
         All contract charges                                 --                  41  $    7,607             1.59%          --
  2004   Lowest contract charge 0.00% Class A         $   169.69                  --          --               --        12.01%
         Highest contract charge 0.60% Class A        $   101.88                  --          --               --        11.34%
         All contract charges                                 --                  30  $    5,044             1.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2003   Lowest contract charge 0.00% Class A         $   151.50                  --          --               --        40.59%
         Highest contract charge 0.60% Class A        $    91.50                  --          --               --        39.74%
         All contract charges                                 --                  12  $    1,846             2.96%          --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   202.77                  --          --               --        11.91%
         Highest contract charge 0.90% Class B        $   123.99                  --          --               --        10.89%
         All contract charges                                 --                 194  $   24,950               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   181.19                  --          --               --         9.62%
         Highest contract charge 0.90% Class B        $   111.81                  --          --               --         8.63%
         All contract charges                                 --                 201  $   23,045             0.51%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   165.30                  --          --               --         8.38%
         Highest contract charge 0.90% Class B        $   102.93                  --          --               --         7.41%
         All contract charges                                 --                 175  $   18,306             1.59%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   152.51                  --          --               --        11.73%
         Highest contract charge 0.90% Class B        $    95.83                  --          --               --        10.72%
         All contract charges                                 --                 171  $   16,710             1.62%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   136.50                  --          --               --        30.62%
         Highest contract charge 0.90% Class B        $    86.54                  --          --               --        38.98%
         All contract charges                                 --                  72  $    6,372             2.96%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   225.38                  --          --               --         0.34%
         Highest contract charge 0.60% Class A        $   144.35                  --          --               --        (0.26)%
         All contract charges                                 --                  44  $    9,523               --           --
  2006   Lowest contract charge 0.00% Class A         $   224.61                  --          --               --        15.01%
         Highest contract charge 0.60% Class A        $   144.73                  --          --               --        14.32%
         All contract charges                                 --                  45  $    9,597             1.78%          --
  2005   Lowest contract charge 0.00% Class A         $   195.29                  --          --               --         7.61%
         Highest contract charge 0.60% Class A        $   126.59                  --          --               --         6.96%
         All contract charges                                 --                  33  $    6,172             7.27%          --
  2004   Lowest contract charge 0.00% Class A         $   181.48                  --          --               --        15.48%
         Highest contract charge 0.60% Class A        $   118.35                  --          --               --        14.79%
         All contract charges                                 --                  22  $    3,851             4.02%          --
  2003   Lowest contract charge 0.00% Class A         $   157.16                  --          --               --        40.96%
         Highest contract charge 0.60% Class A        $   103.10                  --          --               --        40.12%
         All contract charges                                 --                   9  $    1,387             0.43%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   149.14                  --          --               --         0.09%
         Highest contract charge 0.90% Class B        $   141.27                  --          --               --        (0.81)%
         All contract charges                                 --                 362  $   52,202               --           --
  2006   Lowest contract charge 0.00% Class B         $   149.00                  --          --               --        14.73%
         Highest contract charge 0.90% Class B        $   142.42                  --          --               --        13.70%
         All contract charges                                 --                 374  $   54,292             1.78%          --
  2005   Lowest contract charge 0.00% Class B         $   129.87                  --          --               --         7.34%
         Highest contract charge 0.90% Class B        $   125.26                  --          --               --         6.38%
         All contract charges                                 --                 336  $   42,836             7.27%          --
  2004   Lowest contract charge 0.00% Class B         $   120.99                  --          --               --        15.19%
         Highest contract charge 0.90% Class B        $   117.75                  --          --               --        14.15%
         All contract charges                                 --                 327  $   38,894             4.02%          --
  2003   Lowest contract charge 0.00% Class B         $   105.03                  --          --               --        40.60%
         Highest contract charge 0.90% Class B        $   103.15                  --          --               --        39.34%
         All contract charges                                 --                 228  $   23,677             0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Mutlimanager Small Cap Growth (n)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   141.15                  --          --               --         3.68%
         Highest contract charge 0.90% Class B (k)    $    95.72                  --          --               --        (4.28)%
         All contract charges                                 --                  35  $    4,611               --           --
  2006   Lowest contract charge 0.00% Class B (e)     $   136.14                  --          --               --        10.21%
         Highest contract charge 0.00% Class B        $   136.14                  --          --               --        10.21%
         All contract charges                                 --                  19  $    2,587             1.23%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   123.53                  --          --               --         7.49%
         Highest contract charge 0.00% Class B        $   123.53                  --          --               --         7.49%
         All contract charges                                 --                   5  $      658             3.61%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   114.93                  --          --               --        14.19%
         Highest contract charge 0.00% Class B (e)    $   114.93                  --          --               --        14.19%
         All contract charges                                 --                  --  $        4               --           --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   195.65                  --          --               --        (9.59)%
         Highest contract charge 0.60% Class A        $   190.72                  --          --               --       (10.14)%
         All contract charges                                 --                  74  $   14,269             0.38%          --
  2006   Lowest contract charge 0.00% Class A         $   216.41                  --          --               --        16.40%
         Highest contract charge 0.60% Class A        $   212.25                  --          --               --        15.70%
         All contract charges                                 --                  67  $   14,314             6.20%          --
  2005   Lowest contract charge 0.00% Class A         $   185.93                  --          --               --         4.95%
         Highest contract charge 0.60% Class A        $   183.45                  --          --               --         4.32%
         All contract charges                                 --                  49  $    8,881             5.33%          --
  2004   Lowest contract charge 0.00% Class A         $   177.17                  --          --               --        17.40%
         Highest contract charge 0.60% Class A        $   175.86                  --          --               --        16.70%
         All contract charges                                 --                  28  $    4,964             8.72%          --
  2003   Lowest contract charge 0.00% Class A         $   150.91                  --          --               --        37.74%
         Highest contract charge 0.60% Class A        $   150.69                  --          --               --        37.54%
         All contract charges                                 --                   9  $    1,357             1.05%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   207.32                  --          --               --        (9.84)%
         Highest contract charge 0.90% Class B        $   191.79                  --          --               --       (10.65)%
         All contract charges                                 --                 146  $   28,898             0.38%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   229.95                  --          --               --        16.11%
         Highest contract charge 0.90% Class B        $   214.66                  --          --               --        15.07%
         All contract charges                                 --                 160  $   35,191             6.20%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   198.05                  --          --               --         3.91%
         Highest contract charge 0.90% Class B        $   186.56                  --          --               --         3.75%
         All contract charges                                 --                 120  $   23,048             5.33%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   190.60                  --          --               --        17.11%
         Highest contract charge 0.90% Class B        $   179.82                  --          --               --        16.05%
         All contract charges                                 --                  66  $   11,982             8.72%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   162.76                  --          --               --        37.38%
         Highest contract charge 0.90% Class B        $   154.95                  --          --               --        36.15%
         All contract charges                                 --                  21  $    3,288             1.05%          --
Multimanager Technology (d)
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   265.01                  --          --               --        18.55%
         Highest contract charge 0.60% Class A        $   142.97                  --          --               --        17.83%
         All contract charges                                 --                  47  $   12,183               --           --
  2006   Lowest contract charge 0.00% Class A         $   223.55                  --          --               --         7.57%
         Highest contract charge 0.60% Class A        $   121.34                  --          --               --         6.93%
         All contract charges                                 --                  40  $    8,494               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Technology (d) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   207.81                  --          --               --        11.56%
         Highest contract charge 0.60% Class A        $   113.47                  --          --               --        10.89%
         All contract charges                                 --                  31  $    6,009               --           --
  2004   Lowest contract charge 0.00% Class A         $   186.28                  --          --               --         5.24%
         Highest contract charge 0.60% Class A        $   102.33                  --          --               --         4.61%
         All contract charges                                 --                  19  $    3,396             1.09%          --
  2003   Lowest contract charge 0.00% Class A         $   177.01                  --          --               --        58.06%
         Highest contract charge 0.60% Class A        $    97.82                  --          --               --        57.09%
         All contract charges                                 --                   6  $      966             7.16%          --
Multimanager Technology (d)
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   217.54                  --          --               --        18.22%
         Highest contract charge 0.90% Class B        $   127.01                  --          --               --        17.15%
         All contract charges                                 --                 586  $   81,155               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   184.01                  --          --               --         7.30%
         Highest contract charge 0.90% Class B        $   108.42                  --          --               --         6.33%
         All contract charges                                 --                 574  $   66,544               --           --
  2005   Lowest contract charge 0.00% Class B (b)     $   171.50                  --          --               --        11.27%
         Highest contract charge 0.90% Class B        $   101.96                  --          --               --        10.27%
         All contract charges                                 --                 620  $   67,000               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $   154.13                  --          --               --         4.99%
         Highest contract charge 0.90% Class B        $    92.46                  --          --               --         4.04%
         All contract charges                                 --                 645  $   62,809             1.09%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   146.81                  --          --               --        38.51%
         Highest contract charge 0.90% Class B        $    88.87                  --          --               --        56.21%
         All contract charges                                 --                  80  $    7,246             7.16%          --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2007   Lowest contract charge 0.60% Class A         $   135.63                  --          --               --         4.75%
         Highest contract charge 0.60% Class A        $   135.63                  --          --               --         4.75%
         All contract charges                                 --                  40  $    5,476             1.41%          --
  2006   Lowest contract charge 0.60% Class A         $   129.48                  --          --               --        14.26%
         Highest contract charge 0.60% Class A        $   129.48                  --          --               --        14.26%
         All contract charges                                 --                  33  $    4,257             1.59%          --
  2005   Lowest contract charge 0.60% Class A         $   113.32                  --          --               --         4.17%
         Highest contract charge 0.60% Class A        $   113.32                  --          --               --         4.17%
         All contract charges                                 --                  28  $    3,166             1.57%          --
  2004   Lowest contract charge 0.60% Class A         $   108.79                  --          --               --        10.14%
         Highest contract charge 0.60% Class A        $   108.79                  --          --               --        10.14%
         All contract charges                                 --                  19  $    2,113             1.00%          --
  2003   Lowest contract charge 0.60% Class A         $    98.77                  --          --               --        27.70%
         Highest contract charge 0.60% Class A        $    98.77                  --          --               --           --
         All contract charges                                 --                   9  $      929             0.69%          --

----------
(a) A substitution of EQ/International Equity Index for EQ/AllianceBernstein International occurred on May 2, 2003.
(b) Units were made available for sale on May 2, 2003.
(c) Units were made available for sale on October 13, 2003.
(d) A substitution of EQ/Technology for Multimanager Technology occurred on May 14, 2004.
(e) Units were made available for sale on October 25, 2004.
(f) Units were made available for sale on September 7, 2004.
(g) Units were made available on May 9, 2005.
(h) Units were made available October 17, 2005.
(i) Units were made available for sale on April 27, 2007.
(j) Units were made available for sale on July 6, 2007.
(k) Units were made available for sale on May 25, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2007


7. Accumulation Unit Values (Concluded)

   (l) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
   (m) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
   (n) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
   (o) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
   (p) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
   (q) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
   (r) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
   (s) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
   (t) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
   (u) Units were made available for sale August 17, 2007.
   (v) Units were made available for sale May 1, 2006.

   * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.85%, 0.90%, 1.80% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

   ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS


Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                     September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                     (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                     Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management
                                        Board (January 2000 toMay 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of AllianceBernstein Holding and AllianceBernstein. A former Director of
                                        Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                     February 1998). Member of the AXA Management Board (since February 2003) and Chief
25, Avenue Matignon                     Financial Officer (since May 2003), prior thereto, Executive Vice President, Finance,
75008 Paris, France                     Control and Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice
                                        President, International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the
                                        AXA Executive Committee (since January 2000); Director, AXA Financial (since November
                                        2003), AllianceBernstein (since February 1996) and various AXA affiliated companies.
                                        Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting           Consulting (since January 2001); Retired Corporate Vice President, Core Business
425 East 86th Street, Apt. 12-C         Development of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods
New York, NY 10028                      Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000).
                                        Director and Chairperson of the Nominating & Governance Committee and Lead Director of
                                        DelMonte Foods Co., Director and Member of the Audit Committee of PACTIV Corporation and
                                        Royal Dutch Shell plc; Former Director, Hunt Corporation (1992 to 2002); Director, AXA
                                        Financial and AXA Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                          December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center             Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                 and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                   1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                        Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive
                                        Committee, Georgetown University Board of Regents; Director, The American Ireland Fund;
                                        and a member of The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                       September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy.
315 East Hopkins Avenue                 Prior thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March
Aspen, CO 81611                         2003 to May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003);
                                        Director, AXA Financial (since September 2002); NAVTEQ (since May 2004); Director,
                                        Interval International (January 1998 to June 2003); Executive Vice President, Hyatt
                                        Development Corporation (1997 to 2000); Director, Schindler Holdings, Ltd. (January 2002
                                        to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation       November 2002). Chief Executive Officer, TD Ameritrade Holding Corporation (since March
4211 South 102nd Street                 2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch
Omaha, NE 68127                         & Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------


A(1)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                        March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                      June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                        (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                        CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                        Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                        AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
CALCAP LLC                              May 2001); Currently, Managing Member, CALCAP LLC (April 2007 to present). Formerly,
231 Brushy Ridge Road                   Executive Advisor to the Chief Executive Officer of AllianceBernstein Corporation (2003 to
New Canaan, CT 06840                    March 2007); Director (October 1992 to December 2004), Chairman of the Board (May 2001 to
                                        December 2004) and Chief Executive Officer (January 1999 to June 2003), AllianceBernstein
                                        Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993
                                        to January 1999), AllianceBernstein Corporation; Director, AXA Financial (since May 2001);
                                        Former Vice Chairman of the Board of Trustees of Colgate University; Former Trustee of the
                                        Mike Wolk Heart Foundation; Member of the Investment Committee of The New York Community
                                        Trust.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
New York City Health and Hospitals      September 2006). Chairperson of New York City Health and Hospitals Corporation (since June
Corporation                             2004). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New York Life
125 Worth Street, Suite 519             Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the
New York, NY 10013                      Distribution Committee of The New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign
                                        Relations (since 1991).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                     Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY
AXA UK plc                              Life and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior
5 Old Broad Street                      thereto, Chief Executive Officer (1978 to October 2002) and Director (April 1978 to
London, England EC2N 1AD                January 2005) of Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment
                                        Committee and Chairman of the Remuneration and Nomination Committee of AXA UK plc; Member
                                        of the Supervisory Board and Chairman of the Audit Committee and Member of the
                                        Compensation Committee of AXA (since 1997); Director of Binley Limited (since 1994);
                                        Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf
                                        Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                        Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
The New York Community Trust            September 2006). President of The New York Community Trust (since 1990). Prior thereto,
909 Third Avenue                        Executive Vice President of The New York Community Trust (1987 to 1990). Director and
New York, NY 10022                      Chairperson of Corporate Governance Committee and Member of Executive and Compensation
                                        Committees of AllianceBernstein Corporation (since July 2002); Director (since 1997) and
                                        Chairman of the Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the
                                        Nonprofit Sector (since May 2005); Trustee of The New School University (since 1999);
                                        Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The
                                        New School) (since September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                           Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May
Princeton University                    2006). Concurrently: Professor of Politics, IBM Professor of International Studies -
Corwin Hall                             Director, Program in European Studies (since September 1979) and Professor of Politics
Princeton, NJ 08544                     (since September 1979) of Princeton University. Member of AXA's Supervisory Board (since
                                        April 2003); Currently, Member of AXA's Selection, Governance and Human Resources
                                        Committee and Audit Committee; Chairman of the Scientific Board of AXA Research Fund;
                                        Member of the Management Committee of Institut Montaigne; Member of the Editorial Board of
                                        Comparative Politics; Member of the Editorial Committee of La Revue des Deux Mondes and
                                        Politique Am-ricaine; Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(2)

OFFICERS -- DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                  Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                        present) and Chief Executive Officer, MONY Life and MONY America (since July 2004);
                                        Chairman of the Board, President (July 2004 to September 2005) and Chief Executive
                                        Officer, MONY Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board,
                                        President (May 2002 to September 2005, February 2006 to present) and Chief Executive
                                        Officer, AXA Equitable (since May 2001); Director, President and Chief Executive Officer,
                                        AXA Financial (since May 2001); Chairman of the Board, President (May 2001 to September
                                        2005, February 2006 to present) and Chief Executive Officer (AXA Equitable Financial
                                        Services, LLC (since May 2001); Member of AXA's Management Board (since May 2001); Member of AXA's Executive Committee; Director (since May 2004) and President (since September
                                        2005), AXA America Holdings, Inc.; Director, AllianceBernstein Corporation (since May
                                        2001); Director, Chairman of the Board, President (June 2001 to September 2005, January
                                        2006 to present) and Chief Executive Officer, AXA Life and Annuity Company (since June
                                        2001); Director and Chairman, U.S. Financial Life Insurance Company (December 2006 to May
                                        2007); Member of the Board, American Council of Life Insurers (since January 2007);
                                        Director, Chairman of the Compensation Committee and Member of the Audit Committee and
                                        Corporate Governance and Nominating Committee, KBW, Inc. (since January 2007); Director,
                                        Vice Chairman and Member of Financial Services Roundtable; Director, The Advest Group,
                                        Inc. (July 2004 to December 2005); Director and Treasurer, The American Ireland Fund
                                        (since 1999); Board of Trustees of The University of Scranton (1995 to 2002); Former
                                        Member of the Investment Company Institute's Board of Governors (October 2001 to 2005);
                                        prior thereto, October 1997 to October 2000) and Executive Committee (1998 to 2000);
                                        Former Trustee of The University of Pittsburgh; Former Director, St. Sebastian Country Day
                                        School (1990 to June 2005); Former Director, the Massachusetts Bankers Association;
                                        President and Chief Operating Officer, Mellon Financial Corporation (1999 to 2001);
                                        Chairman and Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------



OTHER OFFICERS



------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and
                                        MONY America (since July 2004); Executive Vice President (since February 1998) and AXA
                                        Group Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA
                                        Equitable Financial Services, LLC (since September 1999). Director, President and Chief
                                        Executive Officer, AXA Technology Services (since 2002); prior thereto, Chief Information
                                        Officer (November 1994 to February 2001). Previously held other officerships with AXA
                                        Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                        Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                        President (since January 2002), AXA Equitable; Executive Vice President (since January
                                        2002), AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June
                                        2006); Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior
                                        Vice President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999
                                        to 2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb
                                        and Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                        (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                        Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                        Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                        Senior Vice President (since December 1999) AXA Life and Annuity Company; Director (since
                                        January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust Company,
                                        FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President
                                        (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                        (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------


A(3)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                        (September 2004 to present), MONY Financial Services, Inc., MONY Life Insurance Company
                                        and MONY Life Insurance Company of America. Senior Vice President (July 1997 to present),
                                        Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997), Deputy Treasurer
                                        (until September 1993), AXA Equitable. Senior Vice President (September 1997 to present),
                                        Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (May 1992 to September 1997) and Assistant
                                        Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice President and
                                        Treasurer (since September 1999) and Chief Investment Officer (since September 2004), AXA
                                        Financial Services, LLC. Senior Vice President (since September 2005), AXA America
                                        Holdings, Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and Boston
                                        Advisors, Inc. Director, Chairman of the Board and President (July 2004 to December 2005),
                                        MONY Capital Management, Inc. Director, Senior Vice President and Treasurer (since July
                                        2004), MONY Benefits Management Corp. Director and Chairman of the Board (July 2004 to May
                                        2005), Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director,
                                        Treasurer (since July 2004), and Senior Vice President (since December 2006); 1740
                                        Advisers, Inc. Director, Executive Vice President and Treasurer (since July 2004), MONY
                                        Asset Management, Inc.; Director (since July 2004) and Chief Financial Officer (since
                                        April 2006), MONY Agricultural Investment Advisers, Inc. President and Treasurer (since
                                        October 2004), MONY International Holdings, LLC. Director, President and Treasurer (since
                                        November 2004), MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust
                                        Company of the Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA
                                        Technology Services. Senior Vice President, Chief Investment Officer (since September
                                        2004) and Treasurer (since December 1997), AXA Life & Annuity Company. Treasurer, Frontier
                                        Trust Company, FSB (June 2000 until July 2007); and AXA Network, LLC (since December
                                        1999). Director (since July 1998), Chairman (since August 2000), and Chief Executive
                                        Officer (since September 1997), Equitable Casualty Insurance Company. Senior Vice
                                        President and Treasurer, AXA Distribution Holding Corporation (since November 1999); and
                                        AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief Executive
                                        Officer (August 1997 to June 2002), Equitable JV Holding Corporation. Director (since July
                                        1997), and Senior Vice President and Chief Financial Officer (since April 1998), ACMC,
                                        Inc. Director, President and Chief Executive Officer (since December 2003), AXA Financial
                                        (Bermuda) Ltd. Director (since January 2005), Senior Vice President and Chief Investment
                                        Officer (since February 2005), U.S. Financial Life Insurance Company; Treasurer (November
                                        2000 to December 2003), Paramount Planners, LLC. Vice President and Treasurer (March 1997
                                        to December 2002) EQ Advisors Trust. Director (July 1997 to May 2001) and President and
                                        CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA Alternative Advisors, Inc.
                                        (formerly AXA Global Structured Products); Director, Executive Vice President and
                                        Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty
                                        Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(4)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                     Executive Vice President (since September 2004) and Chief Financial Officer (since
                                        December 2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief
                                        Financial Officer (September 2005 to December 2006); Executive Vice President (since July
                                        2004) and Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto, Executive Vice President and Deputy Chief Financial Officer (September 2005 to
                                        December 2006); Executive Vice President (since September 2005) and Chief Financial
                                        Officer (since December 2006), AXA Financial, prior thereto, Executive Vice President and
                                        Deputy Chief Financial Officer (September 2005 to December 2006); Director (since January
                                        2007), Executive Vice President (since September 2004) and Chief Financial Officer (since
                                        December 2006), AXA Equitable Financial Services, LLC; Director (since July 2004), AXA
                                        Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America
                                        Holdings, Inc.; Executive Vice President and Chief Financial Officer (since December
                                        2006), AXA Life and Annuity Company; Executive Vice President and Chief Financial Officer
                                        (since December 2006), AXA Distribution Holding Corporation; Director (since July 2004),
                                        MONY Capital Management, Inc. and MONY Agricultural Investment Advisers, Inc.; Director,
                                        Executive Vice President and Chief Financial Officer (since December 2006), MONY Financial
                                        Services, Inc.; Executive Vice President and Chief Financial Officer (since December
                                        2006), MONY Holdings, LLC; Director (July 2004 to November 2007), 1740 Advisers, Inc. and
                                        MONY Asset Management, Inc.; Director (since November 2004), Frontier Trust Company, FSB;
                                        Director (January 2005 to July 2007), MONY Financial Resources of the Americas Limited.
                                        Formerly, Director (July 2004 to December 2005), The Advest Group, Inc.; Director (July
                                        2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners, Inc.; Director
                                        (July 2004 to May 2005), Matrix Capital Markets Group, Inc. and Matrix Private Equities,
                                        Inc. Business Support and Development (February 2001 to June 2004), GIE AXA; Head of
                                        Finance Administration (November 1998 to February 2001), AXA Real Estate Investment
                                        Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                        President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                        (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                        Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                        December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                         Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                        2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (July 2004 to
                                        November 2007) and MONY Financial Services, Inc. (since July 2004); Senior Vice President
                                        (since September 1997) and Deputy General Counsel (since November 1999), AXA Equitable;
                                        prior thereto, Senior Vice President and Associate General Counsel (September 1997 to
                                        October 1999); Senior Vice President and Deputy General Counsel (September 2001 to
                                        present), AXA Financial; Senior Vice President (since September 1999) and Deputy General
                                        Counsel (since November 1999), AXA Equitable Financial Services, LLC. Senior Vice
                                        President and Deputy General Counsel, AXA Life and Annuity Company. Senior Vice President,
                                        AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior
                                        Vice President and Controller, AXA Equitable, AXA Financial, AXA Equitable Financial
                                        Services, LLC, and MONY Financial Services, Inc. Senior Vice President and Controller, AXA
                                        Life and Annuity Company (since December 1999). Previously held other officerships with
                                        AXA Equitable and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                       Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable.
                                        Director (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001
                                        to January 2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to
                                        August 2001), Instinet.com.
-----------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                        Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                        President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to present) of AXA Equitable Financial Services, LLC; Senior Vice President (April 2002 to
                                        present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC,
                                        AXA Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA
                                        Network Insurance Agency of Massachusetts, LLC; Vice President (July 2004 to present) of
                                        MONY Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of
                                        Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI Insurance Agency of
                                        Ohio, Inc. and MBI Insurance Agency of Washington, Inc.
-----------------------------------------------------------------------------------------------------------------------------------


A(5)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within the Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                           Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                        President (September 2002 to present) AXA Equitable. Senior Vice President (since
                                        September 2002) of AXA Equitable Financial Services, LLC; Director, President and Chief
                                        Operating Officer (since November 2002) AXA Network, LLC; Senior Vice President (since
                                        October 2002) AXA Advisors, LLC. Director, President and Chief Operating Officer (since
                                        July 2004), MONY Brokerage, Inc. and its subsidiaries. Senior Vice President, Product
                                        Manager of Solomon Smith Barney (1996 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                       Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                        America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                        General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to
                                        June 2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel
                                        (December 1996 to December 2001). Vice President, Secretary and Associate General Counsel
                                        (since June 2005), AXA Financial, Inc. Vice President and Secretary (since September
                                        2005), AXA America Holdings, Inc. Vice President, Secretary and Associate General Counsel
                                        (since June 2005), AXA Life and Annuity Company. Vice President, Secretary and Associate
                                        General Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President,
                                        Secretary and Associate General Counsel (June 2005 until November 2007), MONY Holdings,
                                        LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                      Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice
                                        President, AXA Equitable (since September 2002), Senior Vice President, AXA Equitable
                                        Financial Services, LLC (since September 2002); prior thereto, Managing Director,
                                        Management Compensation Group Northwest, LLC (1983 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                    Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance
                                        Company and MONY Life Insurance Company of America (September 2007 to present); Executive
                                        Vice President, Fidelity Investments (December 1995 to June 2007).
-----------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                          Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September
                                        2005). Executive Vice President (since September 2005), AXA Equitable; prior thereto,
                                        Senior Vice President (March 2005 to September 2005). Director (since December 2005) and
                                        Chairman of the Board (since July 2007); prior thereto, Vice Chairman of the Board
                                        (December 2005 until July 2007), AXA Network, LLC, AXA Network of Connecticut, Maine and
                                        New York, LLC, AXA Network Insurance Agency of Massachusetts, LLC. Director and Vice
                                        Chairman of the Board (since January 2006), MONY Brokerage, Inc and its subsidiaries.
                                        Director (since February 2007) and Chairman of the Board (since July 2007), AXA Advisors,
                                        LLC. Partner (June 1997 to March 2005), McKinsey & Company.
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                       Executive Vice President (since September 2006) and Chief Actuary (since September 2005),
                                        AXA Equitable, prior thereto, Senior Vice President (September 2000 to September 2006),
                                        Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000),
                                        Assistant Vice President (October 1991 to May 1998); Executive Vice President (since
                                        September 2006) and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice President (July 2004 to September 2006); Executive Vice
                                        President (since September 2006) and Chief Actuary (since September 2005), AXA Equitable
                                        Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to September
                                        2006), Actuary (September 1999 to September 2005). Director and Vice President (since
                                        December 2003), AXA Financial (Bermuda) Ltd. Senior Vice President and Appointed Actuary,
                                        AXA Life and Annuity Company. Director (since May 2007) and President (since January
                                        2008), U.S. Financial Life Insurance Company, prior thereto, Senior Vice President
                                        (December 2004 to January 2008) and Chief Actuary (August 2006 to January 2008); Appointed
                                        Actuary (December 2004 to August 2006). Senior Vice President and Actuary, AXA Corporate
                                        Solutions Life Reinsurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                         Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                        Life and MONY America. Executive Vice President and Chief Information Officer (February
                                        2005 to present); prior thereto, Senior Vice President (September 2004 to February 2005)
                                        AXA Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                        Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                        2004) of AIG.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            A(6)

-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within the Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                           Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                        LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since
                                        September 2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007);
                                        Group Risk Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group
                                        Compliance Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October
                                        1997); Lawyer, Molomby & Molomby (Middletons) (February 1986 to January 1989).
-----------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                       Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                                        2005 to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance
                                        Officer and Associate General Counsel (February 2005 to present) AXA Equitable. Senior
                                        Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                                        present) of AXA Equitable Financial Services, LLC. Vice President, Deputy General and
                                        Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice
                                        President and Chief Litigation Counsel (1990 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                    Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                        Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board,
                                        President and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA
                                        Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA
                                        Distributors Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February
                                        2003 to August 2005), John Hancock Financial Services / John Hancock Funds. Co-Chief
                                        Executive Officer (March 2000 to June 2002), Met Life Investors Group.
-----------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Executive Vice President and General Counsel, MONY Life and MONY America (since July
                                        2004); Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until
                                        November 2007); Executive Vice President (since September 2001) and General Counsel (since
                                        November 1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to
                                        September 2001), Deputy General Counsel (October 1996 to November 1999). Executive Vice
                                        President and General Counsel (since September 2001), AXA Financial; prior thereto, Senior
                                        Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                        President (since September 2001) and General Counsel (since November 1999), AXA Equitable
                                        Financial Services, LLC. Executive Vice President (since September 2001) and General
                                        Counsel (since December 1999), AXA Life and Annuity Company. Director, Executive Vice
                                        President and General Counsel (since July 2004), MONY Financial Services, Inc. Director
                                        (since January 2007), AXA Distribution Holding Corporation. Previously, Director of AXA
                                        Advisors, LLC.
-----------------------------------------------------------------------------------------------------------------------------------


A(7)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)


THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                      WHICH RELATE TO OUR
-----------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24, 2007; October 19, 2007 .............   IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June
10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24,
2007; October 19, 2007 ..................................................   Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007 ..............................   Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25,
2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19,
2007 ....................................................................   Incentive Life 2000(SM) and Champion 2000 Policies


                                                                            B(1)

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2
supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007 ..............................   Incentive Life 2000(SM) and Special Offer Policies(2)


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2) This supplement applies only to certain groups.

B(2)

AXA Equitable Life Insurance Company

Variable Life Insurance Policies


Paramount Life(SM)        Champion 2000
IL Protector(R)           Incentive Life(SM)
IL COLI(SM)               Survivorship Incentive Life(SM)
IL COLI(SM) '04           Incentive Life(SM) '02
Incentive Life Plus(R)    Survivorship Incentive Life(SM) '02
Survivorship 2000         Incentive Life(SM) '06
Incentive Life(SM) 2000   Incentive Life(SM) Legacy



PROSPECTUS SUPPLEMENT DATED MAY 1, 2008
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2008, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2008), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2008, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.







                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104


    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
          IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company.
            Paramount Life(SM), IL COLI(SM), Incentive Life(SM) and
                        Survivorship Incentive Life(SM)
           are service marks of AXA Equitable Life Insurance Company.


EVM 341 (5/08)                                                     132054 (5/08)
IF/NB                                                                     x01939

AXA Equitable Life Insurance Company

Variable Life Insurance Policies

Incentive Life(SM)
Incentive Life Plus(R)
IL Protector(R)
Special Offer Policy
Champion 2000
Incentive Life(SM) 2000


PROSPECTUS SUPPLEMENT DATED MAY 1, 2008

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


CHANGING YOUR POLICY'S INSURED PERSON WILL NOT BE ALLOWED AFTER DECEMBER 31,
2008

Effective January 1, 2009, you will not be able to change your policy's insured person. Any request to change the insured person therefore should be submitted sufficiently in advance so as to allow all necessary processing to be completed and for the change to become effective before year end. Please see "Possibility of future tax changes -- Future (2009 or Later) increases in benefits or coverage, addition of riders, or certain other policy changes" in the "Tax information" section for further information.

Please note that on or about August 1, 2008, we plan to provide additional information regarding any adjustments or clarifications to our administrative cut-off dates.















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(SM) is a service mark of AXA Equitable Life Insurance Company.
         IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company.

VL 003 (5/08)                                                    140574 (5/08)
                                                                          x02096

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies, AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

The Prospectus of Equitable Variable dated May 1, 1994, previously filed with this Registration Statement File No. 333-17665 on April 24, 1998.

The Supplement (in-force) dated May 1, 2006 consisting of 169 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and consent of Counsel (See exhibit 2(a)(viii))

Consent of PricewaterhouseCoopers LLP (See exhibit 6(a)).

Consent of KPMG LLP (See exhibit 6(b)).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

          1-A(1)(a)(i)     Certified resolutions re Authority to Market Variable
                           Life Insurance and Establish Separate Accounts, previously filed with Registration Statement File No.
                           333- 17665 on December 11, 1996.

          1-A(2)           Inapplicable.

          1-A(3)(a)        See Exhibit 1-A(8).

          1-A(3)(b)        Broker-Dealer and General Agent Sales Agreement,
                           previously filed with Registration Statement File No.
                           333-17665 on December 11, 1996.

          1-A(3)(c)        See Exhibit 1-A(8)(i).

          1-A(4)           Inapplicable.

          1-A(5)(a)(i)     Flexible Premium Variable Life Insurance Policy
                           (90-300), previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

          1-A(5)(a)(ii)    Flexible Premium Variable Life Insurance Policy
                           (85-300), previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

          1-A(5)(b)        Name Change Endorsement (S.97-1), previously filed
                           with Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(c)        Accidental Death Benefit Rider (R90-219) (for use
                           with Policy 90-300), previously filed with Registration Statement File No. 333-17665 on December
                           11, 1996.

          1-A(5)(d)        Term Insurance Rider on Additional Insured (R90-217)
                           (for use with Policy 90-300), previously filed with Registration Statement File No. 333-17665 on December
                           11, 1996.

          1-A(5)(e)        Children's Term Insurance Rider (R90-218) (for use
                           with Policy 90-300), previously filed with Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(f)        Substitution of Insured Rider (R90-212) (for use with
                           Policy 90-300), previously filed with
                           Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(g)        Disability Rider - Waiver of Monthly Deductions (R90-
                           216) (for use with Policy 90-300), previously filed with Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(h)        Designated Insured Option Rider (R91-103), previously
                           filed with Registration Statement File No. 333-17665 on December 11, 1996.

          1-A(5)(i)        Limitation on Amount of Insurance Rider (85-406),
                           previously filed with Registration Statement File No.
                           333-17665 on December 11, 1996.

          1-A(5)(j)        Accidental Death Benefit Rider (R85-401) (for use
                           with Policy 85-300, previously filed with Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(k)        Term Insurance Rider (R85-403) (for use with Policy
                           85-300), previously filed with Registration Statement
                           File No. 333-17665 on December 11, 1996.

          1-A(5)(l)        Children's Term Insurance Rider (R95-404) (for use
                           with Policy 85-300), previously filed with Registration Statement File No. 333-17665 on
                           December 11, 1996.

          1-A(5)(m)        Exchange Privilege Rider (R85-405) (for use with
                           Policy 85-300), previously filed with
                           Registration Statement File No. 333-17665 on
                           December 11, 1996.

         1-A(5)(n)         Disability Rider - Waiver of Monthly Deductions
                           (R85-408) (for use with Policy 85-300),
                           previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

         1-A(5)(o)         Pro Rata Surrender Charge Endorsement (S.87-289) (for
                           use with Policy 85-300), previously filed with Registration Statement File No. 333-17665 on
                           December 11, 1996.

         1-A(5)(p)         Asset Allocation Endorsement (S.89-301) (for use with
                           Policy 85-300), previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

         1-A(5)(q)         Guaranteed Interest Division Transfer Rider (R.89-
                           303)(for use with Policy No. 85-300), previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

         1-A(5)(r)         Accelerated Death Benefit Rider (R94-102), previously
                           filed with Registration Statement File No. 333-17665 on December 11, 1996.

         1-A(5)(s)         Free Look Rider, previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

         1-A(5)(t)         Accounting Benefit Rider, previously filed with
                           Registration Statement File No. 333-17665 on December
                           11, 1996.

         1-A(6)(a)(i)      Declaration and Charter of Equitable, as amended
                           January 1, 1997, previously filed with Registration
                           Statement 333-17665 on April 30, 1997.

         1-A(6)(a)(ii)     Restated Charter of AXA Equitable, as amended
                           December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         1-A(6)(b)(i)      By-Laws of Equitable, as amended November 21, 1996,
                           previously filed with Registration Statement
                           333-17665 on April 30, 1997.

         1-A(6)(b)(ii)     By-Laws of AXA Equitable, as amended September 7,
                           2004, incorporated herein by reference to Exhibit No.
                           6(c) to Registration Statement on Form N-4, (File No.
                           333-05593), filed on April 20, 2006.

         1-A(7)            Inapplicable.

         1-A(8) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

         1-A(8)(i)         Schedule of Commissions, previously filed with
                           Registration Statement File No. 333-17665 on December
                           11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996, previously filed with Registration Statement File No.
                           333-17665 on December 11, 1996.

         1-A(9)(b)(i)      Form of Participation Agreement among EQ Advisors
                           Trust, Equitable, Equitable Distributors, Inc. (now
                           AXA Distributors, LLC) and EQ Financial Consultants,
                           Inc. (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ
                           Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953).

         1-A(9)(b)(ii)     Form of Participation Agreement among EQ Advisors
                           Trust, Equitable, AXA Distributors LLC and AXA
                           Advisors, LLC, incorporated herein by reference to
                           Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No.
                           27 to Registration Statement on Form N-1A to the
                           Registration Statement of EQ Advisors Trust on Form
                           N-1A (File No. 333-17217 and 811-07953), filed on
                           January 15, 2004.

         1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP
                           Trust, The Equitable Life Association of the United
                           States, Equitable Distributors, Inc., AXA
                           Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730 filed on
                           December 5, 2001.

         1-A(10)(a)(i)     Application EV4-200X, previously filed with
                           Registration Statement File No. 333-17665 on December
                           11, 1996.

         1-A(10)(a)(ii)    Form of Application for Life Insurance (Form
                           AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No.
                           333-134304) filed on May 19, 2006.

         1-A(10(b)         Distribution Agreement for services by The Equitable
                           Life Assurance Society of the United States to AXA
                           Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration
                           Statement, File No. 333-17665, on April 19, 2001.

         1-A(10(c)         Distribution Agreement for services by AXA Network,
                           LLC and its subsidiaries to The Equitable Life
                           Assurance Society of the United States dated January
                           1, 2000 previously filed with this Registration
                           Statement, File No. 333-17665, on April 19, 2001.

         1-A(10)(d)        General Agent Sales Agreement dated January 1, 2000
                           between The Equitable Life Assurance Society of the
                           United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                           Exhibit 3(h) to the Registration Statement on Form
                           N-4, File No. 2-30070, filed April 19, 2004.

         1-A(10)(e)        First Amendment to General Agent Sales Agreement
                           dated January 1, 2000 between The Equitable Life
                           Assurance Society of the United States and AXA
                           Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No.
                           2-30070, filed April 19, 2004.

         1-A(10)(f)        Second Amendment to General Agent Sales Agreement
                           dated January 1, 2000 between The Equitable Life
                           Assurance Society of the United States and AXA
                           Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         1-A(10)(g)        Third Amendment to General Agent Sales Agreement
                           dated as of January 1, 2000 by and between The
                           Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No.
                           333-127445), filed on August 11, 2005.

         1-A(10)(h)        Fourth Amendment to General Agent Sales Agreement
                           dated as of January 1, 2000 by and between The
                           Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No.
                           333-127445), filed on August 11, 2005.

         1-A(10)(i)        Fifth Amendment, dated as of November 1, 2006, to
                           General Agent Sales Agreement dated as of January 1,
                           2000 by and between The Equitable Life Assurance
                           Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                           Exhibit 4(p) to Registration Statement on Form N-4
                           (File No. 2-30070), filed on April 24, 2007.

         1-A-(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-ended management companies.

Other Exhibits:

          2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

          2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with Registration Statement File No. 333-17665 on April 30, 1997.

          2(a)(iii)        Opinion and Consent of William Schor, Vice President
                           and Associate General Counsel of Equitable, previously filed with this Registration Statement
                           File No. 333-17665 on April 27, 1999.

          2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel to Equitable, previously filed with this Registration Statement File No. 333-17665 on August 27, 1999.

          2(a)(v)          Opinion and Consent of Robin M. Wagner,
                           Vice President and Counsel to Equitable previously filed with this Registration Statement File No. 333-17665 on April 26, 2000.

          2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable previously filed with this Registration Statement on April 8, 2003.

          2(a)(vi)         Opinion and Consent of Robin M. Wagner,
                           Vice President and Counsel, previously filed with this Registration Statement on April 12, 2003.

          2(a)(vii)        Opinion and Consent of Dodie Kent, Vice President and
                           Counsel of AXA Equitable, previously filed with this Registration Statement on April 27, 2004.

          2(a)(viii)       Opinion and Consent of Dodie Kent, Vice President and
                           Associate General Counsel of AXA Equitable.

          2(b)(i) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

          2(b)(ii) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

          2(b)(iii)        Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable relating to Exhibits 2(b)(i) and 2(b)(ii), previously filed with Registration
                           Statement File No. 333-17665 on December 11, 1996.

          3                Inapplicable.

          4                Inapplicable.

          6(a)             Consent of PricewaterhouseCoopers LLP.

          6(b)             Consent of KPMG LLP.

          7(a) Powers-of-Attorney previously filed with this Registration Statement File No. 333-17665 on April 26, 2000.

          7(b) Power of Attorney incorporated herein by reference to Exhibit 7(b) to the Registration Statement on Form N-4 (File No. 333-17663), filed on April 8, 2003.

          7(c) Powers of Attorney, incorporated herein by reference to Exhibit No. 10(a) to Registration Statement No. 2-30070 on Form N-4 filed on April 19, 2004.

          7(d) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on August 4, 2004.

          7(e) Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

          7(f) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14, 2005.

          7(g) Power of Attorney for Alvin H. Fenichel, incorporated herein by reference to Exhibit 10.(c) to Registration Statement on Form N-4 (File No. 333-127445), filed on November 16, 2005.

          7(h) Powers of Attorney, previously filed with this Registration Statement File No. 333-17665 on April 25, 2006.

          7(i) Powers of Attorney, previously filed with this Registration Statement File No. 333-17665 on April 25, 2007.

          7(j)             Powers of Attorney, filed herewith.

          8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 22nd day of April, 2008.

                               SEPARATE ACCOUNT FP OF AXA EQUITABLE
                               LIFE INSURANCE COMPANY
                               (REGISTRANT)

[SEAL]                         By: AXA EQUITABLE LIFE INSURANCE COMPANY,
                                    (DEPOSITOR)



                               By: /s/ Dodie Kent
                                   ---------------------------------------------
                                   (Dodie Kent)
                                    Vice President and Associate General Counsel



Attest:  /s/Camille Joseph Varlack
        --------------------------
        (Camille Joseph Varlack)
         Assistant Secretary and Counsel
         April 22, 2008

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 22nd day of April, 2008.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (DEPOSITOR)


                               By:  /s/ Dodie Kent
                                   ---------------------------------------------
                                   (Dodie Kent)
                                    Vice President and Associate General Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                   Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert          Anthony J. Hamilton          Joseph H. Moglia
Christopher M. Condron    Mary R. (Nina) Henderson     Lorie A. Slutsky
Henri de Castries         James F. Higgins             Ezra Suleiman
Denis Duverne             Scott T. Miller              Peter J. Tobin
Charlynn Goins




*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
      Attorney-in-Fact
      April 22, 2008

                                  EXHIBIT INDEX


Exhibit No.                                                         TAG VALUE
-----------                                                         ---------
2(a)(viii)     Opinion and Consent of Dodie Kent                    EX-99.2aviii

6(a)           Consent of PricewaterhouseCoopers LLP                EX-99.6a

6(b)           Consent of KPMG LLP                                  EX-99.6b

7(j)           Powers of Attorney                                   EX-99.7j